UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22245

First Trust Exchange-Traded Fund III
(Exact name of registrant as specified in charter)

120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.
First Trust Portfolios L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 765-8000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semi-Annual Report
For the Six Months Ended January 31, 2024

First Trust Exchange-Traded Fund III

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of a relevant market benchmark.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the Managed Volatility Funds of First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2024.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
The investment objective of First Trust Horizon Managed Volatility Domestic ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HUSV.” The first day of secondary market trading in shares of the Fund was August 25, 2016.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	Inception (8/24/16) to 1/31/24	5 Years Ended 1/31/24	Inception (8/24/16) to 1/31/24
Fund Performance
NAV	4.70%	5.62%	9.26%	9.06%	55.70%	90.65%
Market Price	4.83%	5.75%	9.25%	9.08%	55.64%	90.82%
Index Performance
S&P 500® Index	6.43%	20.82%	14.30%	13.38%	95.06%	154.48%
(See Notes to Fund Performance Overview on page 9.)

Sector Allocation	% of Total Long-Term Investments
Information Technology	17.9%
Consumer Staples	16.4
Financials	16.1
Industrials	13.9
Health Care	11.6
Consumer Discretionary	9.6
Utilities	4.8
Materials	3.2
Real Estate	2.3
Energy	2.3
Communication Services	1.9
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
International Business Machines Corp.	2.9%
Republic Services, Inc.	2.6
Berkshire Hathaway, Inc., Class B	2.5
Walmart, Inc.	2.5
Procter & Gamble (The) Co.	2.5
Roper Technologies, Inc.	2.4
Coca-Cola (The) Co.	2.3
McDonald’s Corp.	2.3
TJX (The) Cos., Inc.	2.2
Waste Management, Inc.	2.0
Total	24.2%

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Domestic ETF (HUSV) (Continued)

Performance of a $10,000 Initial Investment
August 24, 2016 - January 31, 2024

$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$25,448
$19,065
8/24/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Horizon Managed Volatility Domestic ETF
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
The investment objective of First Trust Horizon Managed Volatility Developed International ETF (the “Fund”) is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The term “developed market companies” means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HDMV.” The first day of secondary market trading in shares of the Fund was August 25, 2016.

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	Inception (8/24/16) to 1/31/24	5 Years Ended 1/31/24	Inception (8/24/16) to 1/31/24
Fund Performance
NAV	0.39%	3.32%	0.67%	2.37%	3.42%	19.05%
Market Price	0.36%	3.30%	0.54%	2.35%	2.75%	18.83%
Index Performance
MSCI EAFE Index	3.15%	10.01%	6.92%	6.45%	39.72%	59.15%
(See Notes to Fund Performance Overview on page 9.)

Sector Allocation	% of Total Long-Term Investments
Financials	20.2%
Consumer Staples	17.7
Industrials	17.6
Communication Services	13.9
Utilities	9.0
Consumer Discretionary	5.9
Health Care	5.5
Information Technology	3.9
Real Estate	3.5
Materials	2.8
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
SoftBank Corp.	2.2%
Oversea-Chinese Banking Corp., Ltd.	1.9
Singapore Exchange Ltd.	1.8
Koninklijke KPN N.V.	1.8
Swisscom AG	1.7
Orange S.A.	1.4
United Overseas Bank Ltd.	1.4
Unilever PLC	1.4
McDonald’s Holdings Co., Japan Ltd.	1.3
Zurich Insurance Group AG	1.3
Total	16.2%

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Developed International ETF (HDMV) (Continued)

Performance of a $10,000 Initial Investment
August 24, 2016 - January 31, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$15,915
$11,905
8/24/16
1/31/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Horizon Managed Volatility Developed International ETF
MSCI EAFE Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
The investment objective of First Trust Horizon Managed Volatility Small/Mid ETF (the “Fund”) is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund. Shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol “HSMV.” The first day of secondary market trading in shares of the Fund was April 7, 2020.

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	Inception (4/6/20) to 1/31/24	Inception (4/6/20) to 1/31/24
Fund Performance
NAV	0.17%	-2.31%	12.43%	56.49%
Market Price	0.17%	-2.31%	12.41%	56.39%
Index Performance
S&P 1000® Index	0.57%	3.88%	19.88%	99.95%
(See Notes to Fund Performance Overview on page 9.)

Sector Allocation	% of Total Long-Term Investments
Industrials	23.0%
Financials	17.3
Real Estate	14.3
Utilities	9.0
Consumer Discretionary	7.8
Information Technology	7.5
Consumer Staples	6.6
Health Care	6.5
Materials	5.4
Communication Services	1.5
Energy	1.1
Total	100.0%

Top Ten Holdings	% of Total Long-Term Investments
Neurocrine Biosciences, Inc.	0.7%
New York Times (The) Co., Class A	0.6
CommVault Systems, Inc.	0.6
Primerica, Inc.	0.6
Korn Ferry	0.6
Dropbox, Inc., Class A	0.6
Edgewell Personal Care Co.	0.6
Assured Guaranty Ltd.	0.6
Lancaster Colony Corp.	0.6
Genpact Ltd.	0.6
Total	6.1%

Fund Performance Overview (Unaudited) (Continued)
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV) (Continued)

Performance of a $10,000 Initial Investment
April 6, 2020 - January 31, 2024

$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$19,995
$15,649
4/6/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Horizon Managed Volatility Small/Mid ETF
S&P 1000® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the index
does not actually hold a portfolio of securities
and therefore does not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) serves as the investment advisor to the First Trust Horizon Managed Volatility Domestic ETF (“HUSV”), the First Trust Horizon Managed Volatility Developed International ETF (“HDMV”), and the First Trust Horizon Managed Volatility Small/Mid ETF (“HSMV”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Sub-Advisor
Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) serves as the investment sub-advisor to the Funds.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Michael Dickson, PhD, Head of Research and Product Development and Portfolio Manager of Horizon
Scott Ladner, Chief Investment Officer and Portfolio Manager of Horizon
Steven Clark, PhD, Portfolio Manager of Horizon
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since each Fund’s inception.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)
As a shareholder of First Trust Horizon Managed Volatility Domestic ETF, First Trust Horizon Managed Volatility Developed International ETF or First Trust Horizon Managed Volatility Small/Mid ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Actual	$1,000.00	$1,047.00	0.70%	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56
First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Actual	$1,000.00	$1,003.90	0.80%	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Actual	$1,000.00	$1,001.70	0.80%	$4.03
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	0.80%	$4.06

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(August 1, 2023 through January 31, 2024), multiplied by 184/366 (to reflect the six-month period).

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.3%
4,547	General Dynamics Corp.	$1,204,910
1,967	Lockheed Martin Corp.	844,649
		2,049,559
	Beverages — 3.7%
34,595	Coca-Cola (The) Co.	2,058,056
7,296	PepsiCo, Inc.	1,229,595
		3,287,651
	Biotechnology — 1.2%
6,362	AbbVie, Inc.	1,045,913
	Capital Markets — 2.5%
5,192	CME Group, Inc.	1,068,721
9,157	Intercontinental Exchange, Inc.	1,165,961
		2,234,682
	Chemicals — 2.5%
9,792	Dow, Inc.	524,851
4,722	Ecolab, Inc.	935,995
1,946	Linde PLC	787,799
		2,248,645
	Commercial Services & Supplies — 5.5%
1,387	Cintas Corp.	838,539
13,231	Republic Services, Inc.	2,264,089
9,323	Waste Management, Inc.	1,730,628
		4,833,256
	Communications Equipment — 3.7%
31,930	Cisco Systems, Inc.	1,602,247
5,235	Motorola Solutions, Inc.	1,672,583
		3,274,830
	Consumer Staples Distribution & Retail — 3.8%
907	Costco Wholesale Corp.	630,256
6,600	Sysco Corp.	534,138
13,456	Walmart, Inc.	2,223,604
		3,387,998
	Containers & Packaging — 0.7%
64,317	Amcor PLC	606,509
	Distributors — 0.8%
15,601	LKQ Corp.	728,099
	Electric Utilities — 2.3%
11,586	Duke Energy Corp.	1,110,286
13,576	Southern (The) Co.	943,804
		2,054,090
	Electrical Equipment — 1.1%
6,062	AMETEK, Inc.	982,347
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 3.8%
16,507	Amphenol Corp., Class A	$1,668,858
4,018	Teledyne Technologies, Inc. (a)	1,681,412
		3,350,270
	Entertainment — 0.9%
5,818	Electronic Arts, Inc.	800,440
	Financial Services — 4.9%
5,823	Berkshire Hathaway, Inc., Class B (a)	2,234,518
2,089	Mastercard, Inc., Class A	938,442
4,304	Visa, Inc., Class A	1,176,111
		4,349,071
	Food Products — 1.7%
3,217	Hershey (The) Co.	622,618
10,535	Kellanova	576,897
9,263	Kraft Heinz (The) Co.	343,935
		1,543,450
	Gas Utilities — 1.2%
8,905	Atmos Energy Corp.	1,014,636
	Ground Transportation — 0.9%
22,614	CSX Corp.	807,320
	Health Care Equipment & Supplies — 1.0%
7,894	Abbott Laboratories	893,206
	Health Care Providers & Services — 5.2%
7,143	Cencora, Inc.	1,662,033
5,015	Laboratory Corp. of America Holdings	1,114,835
1,770	McKesson Corp.	884,805
7,035	Quest Diagnostics, Inc.	903,505
		4,565,178
	Hotels, Restaurants & Leisure — 5.1%
5,579	Darden Restaurants, Inc.	907,034
7,017	McDonald’s Corp.	2,054,016
11,782	Yum! Brands, Inc.	1,525,651
		4,486,701
	Household Products — 5.5%
18,101	Colgate-Palmolive Co.	1,524,104
9,454	Kimberly-Clark Corp.	1,143,650
13,846	Procter & Gamble (The) Co.	2,175,761
		4,843,515
	Industrial Conglomerates — 0.9%
4,037	Honeywell International, Inc.	816,524
See Notes to Financial Statements

First Trust Horizon Managed Volatility Domestic ETF (HUSV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 8.6%
12,458	Aflac, Inc.	$1,050,708
2,969	Aon PLC, Class A	886,039
4,477	Arthur J. Gallagher & Co.	1,039,380
10,300	Globe Life, Inc.	1,265,046
22,446	Loews Corp.	1,635,415
8,908	Marsh & McLennan Cos., Inc.	1,726,727
		7,603,315
	IT Services — 6.4%
14,023	Akamai Technologies, Inc. (a)	1,728,054
13,716	International Business Machines Corp.	2,519,081
7,039	VeriSign, Inc. (a)	1,399,916
		5,647,051
	Machinery — 1.1%
10,628	Otis Worldwide Corp.	939,940
	Multi-Utilities — 1.4%
13,163	Consolidated Edison, Inc.	1,196,517
	Oil, Gas & Consumable Fuels — 2.3%
83,442	Kinder Morgan, Inc.	1,411,839
17,370	Williams (The) Cos., Inc.	602,044
		2,013,883
	Pharmaceuticals — 4.2%
24,352	Bristol-Myers Squibb Co.	1,190,082
9,902	Johnson & Johnson	1,573,428
8,023	Merck & Co., Inc.	969,018
		3,732,528
	Professional Services — 2.1%
4,249	Broadridge Financial Solutions, Inc.	867,646
4,201	Verisk Analytics, Inc.	1,014,667
		1,882,313
	Residential REITs — 0.6%
3,046	AvalonBay Communities, Inc.	545,265
	Retail REITs — 0.7%
10,900	Realty Income Corp.	592,851
	Software — 2.4%
4,002	Roper Technologies, Inc.	2,149,074
	Specialized REITs — 1.0%
29,520	VICI Properties, Inc.	889,142
	Specialty Retail — 3.7%
720	O’Reilly Automotive, Inc. (a)	736,596
4,356	Ross Stores, Inc.	611,060
20,439	TJX (The) Cos., Inc.	1,939,865
		3,287,521
	Technology Hardware, Storage & Peripherals — 1.5%
7,310	Apple, Inc.	1,347,964
Shares	Description	Value

	Tobacco — 1.6%
21,464	Altria Group, Inc.	$861,136
6,512	Philip Morris International, Inc.	591,615
		1,452,751
	Wireless Telecommunication Services — 1.0%
5,502	T-Mobile US, Inc.	887,088

	Total Investments — 99.8%	88,371,093
	(Cost $82,656,894)
	Net Other Assets and Liabilities — 0.2%	218,995
	Net Assets — 100.0%	$88,590,088

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 88,371,093	$ 88,371,093	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) (b) — 99.3%
	Australia — 7.3%
8,493	ANZ Group Holdings Ltd. (AUD) (c)	$149,854
3,515	ASX Ltd. (AUD) (c)	150,275
20,191	Brambles Ltd. (AUD) (c)	192,517
759	Cochlear Ltd. (AUD) (c)	150,623
29,392	Coles Group Ltd. (AUD) (c)	305,013
2,021	Commonwealth Bank of Australia (AUD) (c)	154,111
41,736	Lottery (The) Corp., Ltd. (AUD) (c)	136,994
58,460	Medibank Pvt Ltd. (AUD) (c)	146,363
7,211	National Australia Bank Ltd. (AUD) (c)	152,083
12,882	Orica Ltd. (AUD) (c)	135,866
120,093	Telstra Group Ltd. (AUD) (c)	316,726
8,779	Washington H Soul Pattinson & Co., Ltd. (AUD) (c)	196,239
3,861	Wesfarmers Ltd. (AUD) (c)	146,166
11,840	Westpac Banking Corp. (AUD) (c)	185,742
8,672	Woolworths Group Ltd. (AUD) (c)	203,662
		2,722,234
	Belgium — 1.0%
3,157	Anheuser-Busch InBev S.A./N.V. (EUR) (c)	195,284
2,292	Groupe Bruxelles Lambert N.V. (EUR) (c)	173,755
		369,039
	Bermuda — 1.2%
40,528	CK Infrastructure Holdings Ltd. (HKD) (c)	240,689
4,800	Jardine Matheson Holdings Ltd.	188,976
		429,665
	Cayman Islands — 1.0%
39,163	CK Asset Holdings Ltd. (HKD) (c)	176,717
40,869	CK Hutchison Holdings Ltd. (HKD) (c)	211,081
		387,798
	Denmark — 0.9%
1,127	Carlsberg A.S., Class B (DKK) (c)	145,008
9,136	Tryg A.S. (DKK) (c)	195,274
		340,282
	France — 7.8%
836	Air Liquide S.A. (EUR) (c)	156,443
4,191	AXA S.A. (EUR) (c)	140,672
3,522	Bouygues S.A. (EUR) (c)	129,020
5,677	Bureau Veritas S.A. (EUR) (c)	151,001
Shares	Description	Value

	France (Continued)
6,856	Carrefour S.A. (EUR) (c)	$117,047
6,074	Danone S.A. (EUR) (c)	404,670
12,831	Engie S.A. (EUR) (c)	204,942
9,579	Getlink SE (EUR) (c)	165,056
44,048	Orange S.A. (EUR) (c)	523,814
835	Safran S.A. (EUR) (c)	155,901
1,502	Sodexo S.A. (EUR) (c)	169,438
856	Thales S.A. (EUR) (c)	125,193
4,045	Veolia Environnement S.A. (EUR) (c)	131,801
1,383	Vinci S.A. (EUR) (c)	174,703
14,143	Vivendi SE (EUR) (c)	159,385
		2,909,086
	Germany — 6.7%
974	Allianz SE (EUR) (c)	260,228
2,365	Beiersdorf AG (EUR) (c)	346,092
1,407	Brenntag SE (EUR) (c)	124,392
896	Deutsche Boerse AG (EUR) (c)	178,428
10,209	Deutsche Telekom AG (EUR) (c)	250,608
24,589	E.ON SE (EUR) (c)	332,670
3,056	GEA Group AG (EUR) (c)	122,389
748	Hannover Rueck SE (EUR) (c)	179,308
1,703	Mercedes-Benz Group AG (EUR) (c)	114,974
707	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (EUR) (c)	300,982
3,502	RWE AG (EUR) (c)	129,313
955	SAP SE (EUR) (c)	165,450
		2,504,834
	Hong Kong — 2.3%
66,786	BOC Hong Kong Holdings Ltd. (HKD) (c)	160,072
29,192	CLP Holdings Ltd. (HKD) (c)	232,177
248,849	Hong Kong & China Gas Co., Ltd. (HKD) (c)	177,088
52,247	Power Assets Holdings Ltd. (HKD) (c)	305,916
		875,253
	Ireland — 0.3%
1,214	Kerry Group PLC, Class A (EUR) (c)	108,208
	Israel — 0.5%
1,070	Check Point Software Technologies Ltd. (d)	170,055
	Italy — 2.6%
11,244	Assicurazioni Generali S.p.A. (EUR) (c)	250,818
19,386	Enel S.p.A. (EUR) (c)	132,277
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Italy (Continued)
13,205	Infrastrutture Wireless Italiane S.p.A. (EUR) (c) (e) (f)	$159,675
11,656	Poste Italiane S.p.A. (EUR) (c) (e) (f)	126,393
29,945	Snam S.p.A. (EUR) (c)	146,249
19,941	Terna-Rete Elettrica Nazionale (EUR) (c)	168,143
		983,555
	Japan — 26.1%
10,800	Aeon Co., Ltd. (JPY) (c)	258,090
8,500	AGC, Inc. (JPY) (c)	319,670
10,500	ANA Holdings, Inc. (JPY) (c) (d)	232,031
2,800	Asahi Group Holdings Ltd. (JPY) (c)	104,070
34,600	Asahi Kasei Corp. (JPY) (c)	262,391
3,100	Bridgestone Corp. (JPY) (c)	134,331
7,100	Canon, Inc. (JPY) (c)	195,585
8,400	Central Japan Railway Co. (JPY) (c)	209,938
1,500	Daito Trust Construction Co., Ltd. (JPY) (c)	170,626
3,600	Daiwa House Industry Co., Ltd. (JPY) (c)	111,319
3,600	East Japan Railway Co. (JPY) (c)	205,894
1,700	FUJIFILM Holdings Corp. (JPY) (c)	107,754
4,600	Hankyu Hanshin Holdings, Inc. (JPY) (c)	140,739
1,100	Hirose Electric Co., Ltd. (JPY) (c)	127,988
3,200	Hoshizaki Corp. (JPY) (c)	116,420
22,400	Hulic Co., Ltd. (JPY) (c)	247,349
5,300	Japan Airlines Co., Ltd. (JPY) (c)	101,844
5,800	Japan Exchange Group, Inc. (JPY) (c)	128,364
10,700	Japan Post Bank Co., Ltd. (JPY) (c)	111,278
13,600	Japan Post Holdings Co., Ltd. (JPY) (c)	130,189
14,800	Japan Tobacco, Inc. (JPY) (c)	390,089
4,400	Kao Corp. (JPY) (c)	174,097
7,800	KDDI Corp. (JPY) (c)	258,453
5,000	Kintetsu Group Holdings Co., Ltd. (JPY) (c)	154,287
26,700	Kirin Holdings Co., Ltd. (JPY) (c)	383,785
9,700	Koei Tecmo Holdings Co., Ltd. (JPY) (c)	120,825
Shares	Description	Value

	Japan (Continued)
11,600	Kyocera Corp. (JPY) (c)	$169,825
6,500	Kyowa Kirin Co., Ltd. (JPY) (c)	102,388
11,200	McDonald’s Holdings Co., Japan Ltd. (JPY) (c)	498,674
4,000	MEIJI Holdings Co., Ltd. (JPY) (c)	96,738
1,800	Nintendo Co., Ltd. (JPY) (c)	100,568
3,100	NIPPON EXPRESS HOLDINGS, Inc. (JPY) (c)	184,516
181,300	Nippon Telegraph & Telephone Corp. (JPY) (c)	227,668
700	Obic Co., Ltd. (JPY) (c)	107,527
21,000	Oji Holdings Corp. (JPY) (c)	82,107
5,600	Ono Pharmaceutical Co., Ltd. (JPY) (c)	100,935
2,400	Otsuka Corp. (JPY) (c)	100,987
4,000	Otsuka Holdings Co., Ltd. (JPY) (c)	157,233
6,400	SCSK Corp. (JPY) (c)	125,662
1,700	Secom Co., Ltd. (JPY) (c)	123,387
7,800	Sekisui Chemical Co., Ltd. (JPY) (c)	111,365
9,400	Sekisui House Ltd. (JPY) (c)	212,197
4,000	Shionogi & Co., Ltd. (JPY) (c)	191,986
60,500	SoftBank Corp. (JPY) (c)	803,794
26,900	Sumitomo Chemical Co., Ltd. (JPY) (c)	63,338
3,400	Suntory Beverage & Food, Ltd. (JPY) (c)	110,924
10,400	Takeda Pharmaceutical Co., Ltd. (JPY) (c)	305,661
5,000	Tobu Railway Co., Ltd. (JPY) (c)	132,416
4,300	Toho Co., Ltd. (JPY) (c)	140,071
15,100	Tokyu Corp. (JPY) (c)	177,188
18,600	Toray Industries, Inc. (JPY) (c)	92,934
7,100	Tosoh Corp. (JPY) (c)	91,552
6,800	USS Co., Ltd. (JPY) (c)	128,598
3,100	West Japan Railway Co. (JPY) (c)	129,113
		9,766,758
	Netherlands — 5.7%
1,636	EXOR N.V. (EUR) (c)	158,286
7,040	Ferrovial SE (EUR) (c)	268,471
2,609	Heineken Holding N.V. (EUR) (c)	218,914
1,954	Heineken N.V. (EUR) (c)	196,563
7,521	Koninklijke Ahold Delhaize N.V. (EUR) (c)	211,514
195,647	Koninklijke KPN N.V. (EUR) (c)	665,538
See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (b) (Continued)
	Netherlands (Continued)
4,976	QIAGEN N.V. (EUR) (c)	$215,896
1,362	Wolters Kluwer N.V. (EUR) (c)	200,781
		2,135,963
	New Zealand — 1.3%
36,077	Auckland International Airport Ltd. (NZD)	186,010
87,766	Spark New Zealand Ltd. (NZD) (c)	284,755
		470,765
	Norway — 1.1%
6,631	DNB Bank ASA (NOK) (c)	128,905
25,628	Orkla ASA (NOK) (c)	200,748
7,706	Telenor ASA (NOK) (c)	85,377
		415,030
	Singapore — 9.7%
72,500	CapitaLand Ascendas REIT (SGD) (c)	157,124
95,000	CapitaLand Integrated Commercial Trust (SGD) (c)	141,623
19,200	DBS Group Holdings Ltd. (SGD) (c)	454,758
6,000	Jardine Cycle & Carriage Ltd. (SGD) (c)	115,776
72,600	Oversea-Chinese Banking Corp., Ltd. (SGD) (c)	694,446
97,800	Singapore Exchange Ltd. (SGD) (c)	682,902
160,500	Singapore Technologies Engineering Ltd. (SGD) (c)	444,736
123,400	Singapore Telecommunications Ltd. (SGD) (c)	220,213
24,000	United Overseas Bank Ltd. (SGD) (c)	505,885
87,600	Wilmar International Ltd. (SGD) (c)	214,505
		3,631,968
	Spain — 3.5%
5,420	ACS Actividades de Construccion y Servicios S.A. (EUR) (c)	213,875
16,353	Enagas S.A. (EUR) (c)	266,222
8,203	Endesa S.A. (EUR) (c)	162,517
15,703	Iberdrola S.A. (EUR) (c)	189,078
5,202	Naturgy Energy Group S.A. (EUR) (c)	140,078
12,560	Redeia Corp. S.A. (EUR) (c)	208,999
33,363	Telefonica S.A. (EUR) (c)	135,748
		1,316,517
Shares	Description	Value

	Sweden — 0.5%
4,112	Essity AB, Class B (SEK) (c)	$96,563
41,926	Telia Co., AB (SEK) (c)	108,135
		204,698
	Switzerland — 9.1%
839	Baloise Holding AG (CHF) (c)	134,023
6,023	Coca-Cola HBC AG (GBP) (c)	177,057
1,107	Helvetia Holding AG (CHF) (c)	159,874
2,183	Holcim AG (CHF) (c)	166,735
3,480	Nestle S.A. (CHF) (c)	396,548
3,058	Novartis AG (CHF) (c)	316,239
927	Roche Holding AG (CHF) (c)	263,932
1,797	SGS S.A. (CHF) (c)	166,053
3,080	Swiss Prime Site AG (CHF) (c)	311,959
1,596	Swiss Re AG (CHF) (c)	182,743
1,031	Swisscom AG (CHF) (c)	616,831
975	Zurich Insurance Group AG (CHF) (c)	495,387
		3,387,381
	United Kingdom — 10.7%
8,535	Bunzl PLC (GBP) (c)	346,860
5,104	Coca-Cola Europacific Partners PLC	351,666
12,907	Compass Group PLC (GBP) (c)	355,507
11,886	GSK PLC (GBP) (c)	235,078
38,353	Haleon PLC (GBP) (c)	155,781
1,869	InterContinental Hotels Group PLC (GBP) (c)	177,093
2,455	Intertek Group PLC (GBP) (c)	139,347
3,740	London Stock Exchange Group PLC (GBP) (c)	423,046
12,418	National Grid PLC (GBP) (c)	165,396
4,786	Reckitt Benckiser Group PLC (GBP) (c)	346,032
5,494	RELX PLC (GBP) (c)	226,760
11,549	Sage Group (The) PLC (GBP) (c)	171,940
11,909	Smiths Group PLC (GBP) (c)	244,058
39,383	Tesco PLC (GBP) (c)	142,709
10,307	Unilever PLC (GBP) (c)	501,541
		3,982,814

	Total Investments — 99.3%	37,111,903
	(Cost $36,061,846)
	Net Other Assets and Liabilities — 0.7%	256,818
	Net Assets — 100.0%	$37,368,721

See Notes to Financial Statements

First Trust Horizon Managed Volatility Developed International ETF (HDMV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(a)	Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.
(b)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(c)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $36,215,196 or 96.9% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(d)	Non-income producing security.
(e)
This security is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the
“1933 Act”) and may be resold in transactions exempt from
registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it
trades freely without any additional registration. As such, it does not require the additional disclosure required of
restricted securities.

(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.

Abbreviations throughout the Portfolio of Investments:
AUD	– Australian Dollar
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar
SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– United States Dollar

Currency Exposure Diversification	% of Total Investments
EUR	27.8%
JPY	26.3
GBP	10.3
SGD	9.8
CHF	8.6
AUD	7.3
HKD	4.1
USD	1.9
NZD	1.3
NOK	1.1
DKK	0.9
SEK	0.6
Total	100.0%

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Bermuda	$ 429,665	$ 188,976	$ 240,689	$ —
Israel	170,055	170,055	—	—
New Zealand	470,765	186,010	284,755	—
United Kingdom	3,982,814	351,666	3,631,148	—
Other Country Categories*	32,058,604	—	32,058,604	—
Total Investments	$37,111,903	$896,707	$36,215,196	$—

*	See Portfolio of Investments for country breakout.
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Aerospace & Defense — 2.4%
1,287	AAR Corp. (a)	$78,275
1,230	BWX Technologies, Inc.	100,221
430	Curtiss-Wright Corp.	95,705
1,370	Hexcel Corp.	90,954
398	Moog, Inc., Class A	55,641
		420,796
	Automobile Components — 0.6%
2,934	Gentex Corp.	97,203
	Banks — 1.4%
1,247	Commerce Bancshares, Inc.	64,994
5,086	F.N.B. Corp.	67,033
3,002	Old National Bancorp	49,443
931	Prosperity Bancshares, Inc.	59,500
		240,970
	Biotechnology — 1.5%
2,901	Exelixis, Inc. (a)	63,126
867	Neurocrine Biosciences, Inc. (a)	121,181
393	United Therapeutics Corp. (a)	84,408
		268,715
	Building Products — 0.8%
216	Carlisle Cos., Inc.	67,880
149	Lennox International, Inc.	63,796
		131,676
	Capital Markets — 3.5%
565	Affiliated Managers Group, Inc.	84,095
454	Evercore, Inc., Class A	77,966
2,815	Federated Hermes, Inc.	98,412
2,376	Janus Henderson Group PLC	68,334
2,241	Jefferies Financial Group, Inc.	91,343
1,492	SEI Investments Co.	94,354
1,312	Stifel Financial Corp.	95,710
		610,214
	Chemicals — 1.6%
1,103	Ashland, Inc.	103,263
657	Balchem Corp.	92,085
812	RPM International, Inc.	86,608
		281,956
	Commercial Services & Supplies — 2.4%
1,255	ABM Industries, Inc.	51,192
523	Clean Harbors, Inc. (a)	87,843
573	MSA Safety, Inc.	94,562
579	Tetra Tech, Inc.	91,586
521	UniFirst Corp.	88,268
		413,451
Shares	Description	Value

	Construction & Engineering — 1.6%
1,017	AECOM	$89,689
442	EMCOR Group, Inc.	100,825
4,789	MDU Resources Group, Inc.	93,433
		283,947
	Construction Materials — 0.5%
412	Eagle Materials, Inc.	93,227
	Consumer Finance — 0.6%
863	FirstCash Holdings, Inc.	99,047
	Consumer Staples Distribution & Retail — 3.0%
1,428	BJ’s Wholesale Club Holdings, Inc. (a)	91,878
347	Casey’s General Stores, Inc.	94,162
2,236	Grocery Outlet Holding Corp. (a)	55,408
1,384	Performance Food Group Co. (a)	100,589
1,457	Sprouts Farmers Market, Inc. (a)	73,389
2,137	US Foods Holding Corp. (a)	98,323
		513,749
	Containers & Packaging — 2.2%
754	AptarGroup, Inc.	97,930
3,862	Graphic Packaging Holding Co.	98,520
1,866	Silgan Holdings, Inc.	85,724
1,695	Sonoco Products Co.	96,445
		378,619
	Diversified Consumer Services — 1.6%
682	Grand Canyon Education, Inc. (a)	89,062
2,054	H&R Block, Inc.	96,209
1,430	Service Corp. International	95,982
		281,253
	Diversified REITs — 1.1%
3,698	Essential Properties Realty Trust, Inc.	92,117
1,478	WP Carey, Inc.	91,577
		183,694
	Diversified Telecommunication Services — 0.3%
710	Cogent Communications Holdings, Inc.	54,812
	Electric Utilities — 2.5%
1,565	ALLETE, Inc.	92,507
966	IDACORP, Inc.	89,432
2,668	OGE Energy Corp.	88,685
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Electric Utilities (Continued)
2,205	PNM Resources, Inc.	$79,887
2,188	Portland General Electric Co.	89,555
		440,066
	Electrical Equipment — 0.4%
1,041	nVent Electric PLC	62,502
	Electronic Equipment, Instruments & Components — 3.7%
844	Arrow Electronics, Inc. (a)	93,811
1,921	Avnet, Inc.	87,021
516	Insight Enterprises, Inc. (a)	95,326
311	Jabil, Inc.	38,965
270	Littelfuse, Inc.	65,313
922	Plexus Corp. (a)	87,332
886	TD SYNNEX Corp.	88,582
2,708	Vontier Corp.	93,670
		650,020
	Entertainment — 0.6%
535	Madison Square Garden Sports Corp. (a)	99,028
	Financial Services — 4.4%
1,818	Essent Group Ltd.	100,281
2,322	EVERTEC, Inc.	93,252
4,912	MGIC Investment Corp.	97,454
1,259	Mr. Cooper Group, Inc. (a)	84,806
3,224	NMI Holdings, Inc., Class A (a)	102,910
3,344	Radian Group, Inc.	96,909
1,270	Voya Financial, Inc.	91,910
8,067	Western Union (The) Co.	101,402
		768,924
	Food Products — 2.8%
4,219	Flowers Foods, Inc.	96,193
885	Ingredion, Inc.	95,200
559	J & J Snack Foods Corp.	89,010
571	Lancaster Colony Corp.	104,938
1,075	Post Holdings, Inc. (a)	99,835
		485,176
	Gas Utilities — 3.1%
915	Chesapeake Utilities Corp.	92,671
1,865	National Fuel Gas Co.	87,953
2,156	New Jersey Resources Corp.	88,030
1,497	ONE Gas, Inc.	91,871
1,482	Southwest Gas Holdings, Inc.	86,964
1,499	Spire, Inc.	85,098
		532,587
	Ground Transportation — 1.9%
884	Knight-Swift Transportation Holdings, Inc.	50,724
Shares	Description	Value

	Ground Transportation (Continued)
490	Landstar System, Inc.	$93,943
826	Ryder System, Inc.	93,809
2,263	Werner Enterprises, Inc.	89,501
		327,977
	Health Care Equipment & Supplies — 1.0%
1,080	Enovis Corp. (a)	63,396
1,935	Envista Holdings Corp. (a)	45,473
1,098	Globus Medical, Inc., Class A (a)	57,963
		166,832
	Health Care Providers & Services — 2.3%
839	Acadia Healthcare Co., Inc. (a)	68,916
162	Chemed Corp.	96,032
1,430	Encompass Health Corp.	101,587
841	Ensign Group (The), Inc.	95,218
1,476	Patterson Cos., Inc.	44,073
		405,826
	Health Care REITs — 2.0%
4,152	CareTrust REIT, Inc.	86,860
4,082	Healthcare Realty Trust, Inc.	65,761
3,049	Omega Healthcare Investors, Inc.	88,421
7,520	Sabra Health Care REIT, Inc.	100,317
		341,359
	Hotels, Restaurants & Leisure — 2.9%
842	Choice Hotels International, Inc.	101,983
599	Churchill Downs, Inc.	72,461
646	Papa John’s International, Inc.	47,468
795	Texas Roadhouse, Inc.	99,948
403	Vail Resorts, Inc.	89,466
4,700	Wendy’s (The) Co.	89,676
		501,002
	Household Durables — 0.5%
3,486	Leggett & Platt, Inc.	80,910
	Household Products — 0.3%
1,513	Energizer Holdings, Inc.	47,841
	Independent Power and Renewable Electricity Producers — 0.3%
922	Ormat Technologies, Inc.	59,635
	Industrial REITs — 2.5%
516	EastGroup Properties, Inc.	91,554
1,798	First Industrial Realty Trust, Inc.	92,633
10,390	LXP Industrial Trust	94,445
1,331	Rexford Industrial Realty, Inc.	69,997
2,447	STAG Industrial, Inc.	90,392
		439,021
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Insurance — 6.6%
786	American Financial Group, Inc.	$94,634
1,297	Assured Guaranty Ltd.	105,226
3,378	CNO Financial Group, Inc.	91,814
1,927	Fidelity National Financial, Inc.	96,408
1,522	First American Financial Corp.	91,853
770	Hanover Insurance Group (The), Inc.	101,648
3,237	Old Republic International Corp.	90,765
458	Primerica, Inc.	107,245
579	Reinsurance Group of America, Inc.	100,682
286	RenaissanceRe Holdings Ltd.	65,445
734	RLI Corp.	100,096
939	Selective Insurance Group, Inc.	98,464
		1,144,280
	Leisure Products — 0.3%
3,101	Mattel, Inc. (a)	55,477
	Machinery — 6.7%
571	AGCO Corp.	69,850
1,004	Albany International Corp., Class A	89,266
1,444	Donaldson Co., Inc.	93,268
1,252	Federal Signal Corp.	96,379
2,142	Flowserve Corp.	85,530
991	Franklin Electric Co., Inc.	93,412
1,115	Graco, Inc.	95,109
818	ITT, Inc.	98,798
439	Lincoln Electric Holdings, Inc.	97,554
612	Middleby (The) Corp. (a)	86,335
594	Oshkosh Corp.	65,399
1,034	Tennant Co.	97,734
458	Watts Water Technologies, Inc., Class A	90,689
		1,159,323
	Marine Transportation — 0.5%
1,193	Kirby Corp. (a)	93,841
	Media — 0.6%
2,248	New York Times (The) Co., Class A	109,163
	Metals & Mining — 1.1%
344	Reliance Steel & Aluminum Co.	98,185
739	Royal Gold, Inc.	84,534
		182,719
	Mortgage REITs — 0.8%
2,419	ARMOUR Residential REIT, Inc.	46,082
7,357	Ellington Financial, Inc.	89,829
		135,911
Shares	Description	Value

	Multi-Utilities — 1.5%
2,681	Avista Corp.	$91,181
1,727	Black Hills Corp.	89,389
1,846	Northwestern Energy Group, Inc.	88,830
		269,400
	Office REITs — 0.4%
3,304	COPT Defense Properties	77,842
	Oil, Gas & Consumable Fuels — 1.1%
7,525	Antero Midstream Corp.	92,106
1,775	DT Midstream, Inc.	95,300
		187,406
	Personal Care Products — 0.6%
2,861	Edgewell Personal Care Co.	106,000
	Pharmaceuticals — 1.6%
6,003	Innoviva, Inc. (a)	97,248
700	Jazz Pharmaceuticals PLC (a)	85,904
1,566	Prestige Consumer Healthcare, Inc. (a)	96,372
		279,524
	Professional Services — 5.2%
299	CACI International, Inc., Class A (a)	102,775
713	Exponent, Inc.	62,879
267	FTI Consulting, Inc. (a)	51,160
2,877	Genpact Ltd.	103,284
1,759	KBR, Inc.	91,662
1,816	Korn Ferry	106,545
1,333	ManpowerGroup, Inc.	98,829
1,144	Maximus, Inc.	92,801
761	Science Applications International Corp.	97,149
4,170	Verra Mobility Corp. (a)	99,705
		906,789
	Residential REITs — 1.4%
2,843	Apartment Income REIT Corp.	92,938
1,319	Equity LifeStyle Properties, Inc.	89,283
4,574	Independence Realty Trust, Inc.	67,192
		249,413
	Retail REITs — 3.0%
1,537	Agree Realty Corp.	91,621
4,064	Brixmor Property Group, Inc.	91,196
3,233	Getty Realty Corp.	89,425
2,229	NNN REIT, Inc.	89,918
2,548	Phillips Edison & Co., Inc.	88,441
5,292	Retail Opportunity Investments Corp.	71,918
		522,519
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Semiconductors & Semiconductor Equipment — 0.3%
699	Cirrus Logic, Inc. (a)	$53,963
	Software — 3.4%
1,216	Blackbaud, Inc. (a)	98,399
1,179	CommVault Systems, Inc. (a)	108,090
1,108	Dolby Laboratories, Inc., Class A	92,163
3,357	Dropbox, Inc., Class A (a)	106,350
841	InterDigital, Inc.	88,347
1,722	Progress Software Corp.	97,827
		591,176
	Specialized REITs — 3.8%
2,380	CubeSmart	102,864
1,964	EPR Properties	86,946
3,787	Four Corners Property Trust, Inc.	88,654
1,966	Gaming and Leisure Properties, Inc.	89,748
633	Lamar Advertising Co., Class A	66,262
1,903	National Storage Affiliates Trust	71,077
1,945	PotlatchDeltic Corp.	87,000
2,141	Rayonier, Inc.	64,872
		657,423
	Specialty Retail — 1.1%
263	Murphy USA, Inc.	92,713
2,542	Valvoline, Inc. (a)	92,757
		185,470
	Textiles, Apparel & Luxury Goods — 0.9%
821	Carter’s, Inc.	62,101
1,151	Columbia Sportswear Co.	91,228
		153,329
	Trading Companies & Distributors — 1.1%
799	GATX Corp.	97,997
938	MSC Industrial Direct Co., Inc., Class A	92,562
		190,559
	Water Utilities — 1.5%
1,148	American States Water Co.	85,641
Shares	Description	Value

	Water Utilities (Continued)
1,780	California Water Service Group	$80,580
2,601	Essential Utilities, Inc.	93,272
		259,493

	Total Investments — 99.8%	17,333,055
	(Cost $16,324,226)
	Net Other Assets and Liabilities — 0.2%	43,123
	Net Assets — 100.0%	$17,376,178

(a)	Non-income producing security.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 17,333,055	$ 17,333,055	$ —	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2024 (Unaudited)

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
ASSETS:
Investments, at value	$88,371,093	$37,111,903	$17,333,055
Cash	167,113	86,052	47,556
Foreign currency, at value	—	2,620	—
Receivables:
Capital shares sold	1,703,654	—	—
Dividends	97,357	59,598	7,380
Reclaims	—	133,941	—
Total Assets	90,339,217	37,394,114	17,387,991

LIABILITIES:
Payables:
Investment securities purchased	1,699,169	—	—
Investment advisory fees	49,960	25,393	11,813
Total Liabilities	1,749,129	25,393	11,813
NET ASSETS	$88,590,088	$37,368,721	$17,376,178

NET ASSETS consist of:
Paid-in capital	$126,129,641	$68,043,556	$18,377,110
Par value	26,000	13,000	5,500
Accumulated distributable earnings (loss)	(37,565,553)	(30,687,835)	(1,006,432)
NET ASSETS	$88,590,088	$37,368,721	$17,376,178
NET ASSET VALUE, per share	$34.07	$28.75	$31.59
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,600,002	1,300,002	550,002
Investments, at cost	$82,656,894	$36,061,846	$16,324,226
Foreign currency, at cost (proceeds)	$—	$2,624	$—
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2024 (Unaudited)

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)	First Trust Horizon Managed Volatility Developed International ETF (HDMV)	First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
INVESTMENT INCOME:
Dividends	$1,028,965	$539,663	$229,477
Interest	1,814	1,102	—
Foreign withholding tax	—	(57,377)	96
Total investment income	1,030,779	483,388	229,573

EXPENSES:
Investment advisory fees	302,917	150,001	72,129
Total expenses	302,917	150,001	72,129
NET INVESTMENT INCOME (LOSS)	727,862	333,387	157,444

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(616,354)	(941,525)	(772,921)
In-kind redemptions	1,251,125	71,245	1,010,888
Foreign currency transactions	—	892	—
Net realized gain (loss)	634,771	(869,388)	237,967
Net change in unrealized appreciation (depreciation) on:
Investments	2,393,627	462,573	(356,552)
Foreign currency translation	—	(3,336)	—
Net change in unrealized appreciation (depreciation)	2,393,627	459,237	(356,552)
NET REALIZED AND UNREALIZED GAIN (LOSS)	3,028,398	(410,151)	(118,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,756,260	$(76,764)	$38,859
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Horizon Managed Volatility Domestic ETF (HUSV)		First Trust Horizon Managed Volatility Developed International ETF (HDMV)
	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$727,862	$1,732,570	$333,387	$1,259,414
Net realized gain (loss)	634,771	518,203	(869,388)	(2,345,242)
Net change in unrealized appreciation (depreciation)	2,393,627	(811,009)	459,237	3,026,749
Net increase (decrease) in net assets resulting from operations	3,756,260	1,439,764	(76,764)	1,940,921

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(858,931)	(1,810,516)	(555,441)	(1,333,862)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	10,187,752	26,951,541	—	—
Cost of shares redeemed	(16,531,740)	(34,208,623)	(2,686,353)	(5,676,683)
Net increase (decrease) in net assets resulting from shareholder transactions	(6,343,988)	(7,257,082)	(2,686,353)	(5,676,683)
Total increase (decrease) in net assets	(3,446,659)	(7,627,834)	(3,318,558)	(5,069,624)

NET ASSETS:
Beginning of period	92,036,747	99,664,581	40,687,279	45,756,903
End of period	$88,590,088	$92,036,747	$37,368,721	$40,687,279

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,800,002	3,000,002	1,400,002	1,600,002
Shares sold	300,000	850,000	—	—
Shares redeemed	(500,000)	(1,050,000)	(100,000)	(200,000)
Shares outstanding, end of period	2,600,002	2,800,002	1,300,002	1,400,002
See Notes to Financial Statements

First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)
Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023

$157,444	$245,842
237,967	(1,432,164)
(356,552)	1,284,546
38,859	98,224

(158,510)	(255,451)

3,200,218	3,180,198
(4,795,606)	—
(1,595,388)	3,180,198
(1,715,039)	3,022,971

19,091,217	16,068,246
$17,376,178	$19,091,217

600,002	500,002
100,000	100,000
(150,000)	—
550,002	600,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Domestic ETF (HUSV)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$32.87	$33.22	$33.08	$27.19	$26.71	$23.49
Income from investment operations:
Net investment income (loss)	0.28 (a)	0.58 (a)	0.51	0.46	0.37	0.37
Net realized and unrealized gain (loss)	1.25	(0.31)	0.10	5.87	0.52	3.17
Total from investment operations	1.53	0.27	0.61	6.33	0.89	3.54
Distributions paid to shareholders from:
Net investment income	(0.33)	(0.62)	(0.47)	(0.44)	(0.41)	(0.32)
Net asset value, end of period	$34.07	$32.87	$33.22	$33.08	$27.19	$26.71
Total return (b)	4.70%	0.88%	1.82%	23.48%	3.41%	15.24%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$88,590	$92,037	$99,665	$120,758	$214,822	$224,389
Ratio of total expenses to average net assets	0.70% (c)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income (loss) to average net assets	1.68% (c)	1.79%	1.46%	1.42%	1.39%	1.58%
Portfolio turnover rate (d)	53%	122%	76%	152%	211%	147%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)	Annualized.
(d)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Developed International ETF (HDMV)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$29.06	$28.60	$32.21	$28.12	$32.92	$33.72
Income from investment operations:
Net investment income (loss)	0.25 (a)	0.88 (a)	0.90	0.89	0.65	0.86
Net realized and unrealized gain (loss)	(0.15)	0.52	(3.62)	4.13	(4.61)	(0.79)
Total from investment operations	0.10	1.40	(2.72)	5.02	(3.96)	0.07
Distributions paid to shareholders from:
Net investment income	(0.41)	(0.94)	(0.89)	(0.93)	(0.84)	(0.87)
Net asset value, end of period	$28.75	$29.06	$28.60	$32.21	$28.12	$32.92
Total return (b)	0.39%	5.22%	(8.50)%	18.01% (c)	(12.37)%	0.21%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$37,369	$40,687	$45,757	$86,962	$123,714	$128,394
Ratio of total expenses to average net assets	0.80% (d)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income (loss) to average net assets	1.78% (d)	3.19%	2.53%	2.68%	2.08%	2.74%
Portfolio turnover rate (e)	31%	80%	65%	127%	196%	99%

(a)	Based on average shares outstanding.
(b)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)
The Fund received a reimbursement from the advisor in the amount of $6,254, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Horizon Managed Volatility Small/Mid ETF (HSMV)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$31.82	$32.14	$33.12	$25.03	$21.10
Income from investment operations:
Net investment income (loss)	0.27 (b)	0.44 (b)	0.36	0.29	0.02
Net realized and unrealized gain (loss)	(0.22)	(0.29)	(1.05)	8.09	3.92
Total from investment operations	0.05	0.15	(0.69)	8.38	3.94
Distributions paid to shareholders from:
Net investment income	(0.28)	(0.47)	(0.29)	(0.29)	(0.01)
Net realized gain	—	—	—	(0.00) (c)	—
Total distributions	(0.28)	(0.47)	(0.29)	(0.29)	(0.01)
Net asset value, end of period	$31.59	$31.82	$32.14	$33.12	$25.03
Total return (d)	0.17%	0.57%	(2.11)%	33.72%	18.67%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,376	$19,091	$16,068	$14,906	$20,023
Ratio of total expenses to average net assets	0.80% (e)	0.80%	0.80%	0.80%	0.80% (e)
Ratio of net investment income (loss) to average net assets	1.75% (e)	1.43%	1.09%	1.02%	0.60% (e)
Portfolio turnover rate (f)	46%	70%	71%	118%	5%

(a)	Inception date is April 6, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the three funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on the NYSE Arca, Inc.

First Trust Horizon Managed Volatility Domestic ETF – (ticker “HUSV”)
First Trust Horizon Managed Volatility Developed International ETF – (ticker “HDMV”)
First Trust Horizon Managed Volatility Small/Mid ETF – (ticker “HSMV”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.
Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC (“Horizon” or the “Sub-Advisor”) believes exhibit low future expected volatility.
Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.
Under normal market conditions, HSMV seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in small- and/or mid-capitalization common stocks listed and traded on U.S. national securities exchanges that Horizon believes exhibit low future expected volatility.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Securities trading on foreign exchanges or over-the-counter markets that close prior to the NYSE close may be valued using a systematic fair valuation model provided by a third-party pricing service. If these foreign securities meet certain criteria in relation to the valuation model, their valuation is systematically adjusted to reflect the impact of movement in the U.S. market after the close of the foreign markets.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
If the securities in question are foreign securities, the following additional information may be considered:
 1)
the last sale price on the exchange on which they are principally traded;
 2)
the value of similar foreign securities traded on other foreign markets;
 3)
ADR trading of similar securities;
 4)
closed-end fund or exchange-traded fund trading of similar securities;
 5)
foreign currency exchange activity;
 6)
the trading prices of financial products that are tied to baskets of foreign securities;
 7)
factors relating to the event that precipitated the pricing problem;
 8)
whether the event is likely to recur;
 9)
whether the effects of the event are isolated or whether they affect entire markets, countries or regions; and
10)
other relevant factors.
Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund’s securities may change on the days when investors are not able to transact in the shares of the Fund. The value of the securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Withholding taxes and tax reclaims on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.
Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
C. Foreign Currency
The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in “Net change in unrealized appreciation (depreciation) on foreign currency translation” on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in “Net change in unrealized appreciation (depreciation) on investments” on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are included in “Net realized gain (loss) on foreign currency transactions” on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in “Net realized gain (loss) on investments” on the Statements of Operations.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Return of Capital
First Trust Horizon Managed Volatility Domestic ETF	$1,810,516	$—	$—
First Trust Horizon Managed Volatility Developed International ETF	1,333,862	—	—
First Trust Horizon Managed Volatility Small/Mid ETF	255,451	—	—
As of July 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$178,012	$(43,898,526)	$3,257,632
First Trust Horizon Managed Volatility Developed International ETF	235,830	(30,830,145)	538,685
First Trust Horizon Managed Volatility Small/Mid ETF	28,610	(2,152,557)	1,237,166
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For HUSV and HDMV, taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For HSMV, the taxable period ended 2020 and taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. As of January 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Horizon Managed Volatility Domestic ETF	$43,898,526
First Trust Horizon Managed Volatility Developed International ETF	30,830,145
First Trust Horizon Managed Volatility Small/Mid ETF	2,152,557

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Horizon Managed Volatility Domestic ETF	$82,656,894	$7,306,735	$(1,592,536)	$5,714,199
First Trust Horizon Managed Volatility Developed International ETF	36,061,846	2,620,307	(1,570,250)	1,050,057
First Trust Horizon Managed Volatility Small/Mid ETF	16,324,226	1,574,266	(565,437)	1,008,829
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
First Trust is paid an annual unitary management fee for each Fund. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds’ assets and is responsible for the expenses of each Fund, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Prior to October 16, 2023, First Trust also provided fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	HUSV	HSMV
Fund net assets up to and including $2.5 billion	0.7000%	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%	0.74%
Fund net assets greater than $10 billion up to and including $15 billion	0.6300%	0.72%
Fund net assets greater than $15 billion	0.5950%	0.68%

Breakpoints	HDMV
Fund net assets up to and including $2.5 billion	0.80%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.78%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.76%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.74%
Fund net assets greater than $10 billion	0.72%
Horizon serves as the Funds’ sub-advisor and manages each Fund’s portfolio subject to First Trust’s supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund’s expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month. During any period in which First Trust’s management fee is reduced in accordance with the breakpoints described above, the sub-advisory fee will be reduced to reflect the reduction in First Trust’s management fee.
Effective October 16, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to October 16, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH was responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$46,368,437	$46,491,661
First Trust Horizon Managed Volatility Developed International ETF	13,184,040	11,409,476
First Trust Horizon Managed Volatility Small/Mid ETF	8,143,819	8,119,886
For the six months ended January 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

	Purchases	Sales
First Trust Horizon Managed Volatility Domestic ETF	$10,162,644	$16,479,457
First Trust Horizon Managed Volatility Developed International ETF	—	4,622,882
First Trust Horizon Managed Volatility Small/Mid ETF	3,182,643	4,763,135
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
Horizon Investments, LLC
6210 Ardrey Kell Road, Suite 300
Charlotte, NC 28277
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended January 31, 2024

First Trust Exchange-Traded Fund III

First Trust California Municipal High Income ETF (FCAL)
First Trust New York Municipal High Income ETF (FMNY)

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objectives. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2024.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust California Municipal High Income ETF (FCAL)
The First Trust California Municipal High Income ETF’s (the “Fund”) primary investment objective is to seek to provide current income that is exempt from regular federal income taxes and California income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and California income taxes (collectively, “Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of California or territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam), and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. The Fund lists and principally trades its shares on Nasdaq, Inc. under the ticker symbol “FCAL.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	Inception (6/20/17) to 1/31/24	5 Years Ended 1/31/24	Inception (6/20/17) to 1/31/24
Fund Performance
NAV	3.17%	3.13%	2.26%	2.47%	11.83%	17.51%
Market Price	3.19%	3.32%	2.32%	2.49%	12.17%	17.64%
Index Performance
Bloomberg 10 Year California Exempt Index	2.62%	2.58%	2.08%	2.06%	10.83%	14.43%
Bloomberg Municipal Bond Index	2.70%	2.90%	2.00%	2.01%	10.38%	14.05%
(See Notes to Fund Performance Overview on page 8.)

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)

Sector Allocation	% of Total Investments (including cash)
Insured	13.1%
Special Assessment	9.7
Government Obligation Bond - Unlimited Tax	8.7
Industrial Development Bond	8.3
Hospital	7.2
Airport	6.7
Certificates of Participation	6.6
Water & Sewer	5.8
Education	5.3
Gas	4.2
Higher Education	3.2
Pre-refunded/Escrowed-to-maturity	3.0
Dedicated Tax	2.7
Local Housing	2.6
Utility	2.6
Continuing Care Retirement Communities	2.5
Government Obligation Bond - Limited Tax	1.4
Tobacco	1.2
Student Housing	0.7
Housing	0.5
Toll Road	0.5
Tax Increment	0.4
Other Health	0.2
Cash	2.9
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	97.6%
Net Other Assets and Liabilities(1)	2.4
Total	100.0%

Credit Quality(2)	% of Total Investments (including cash)
AAA	8.0%
AA	43.5
A	15.5
BBB	10.2
BB	2.1
B	0.2
Not Rated	16.1
SP-1+ (short-term)	1.0
SP-1/MIG1 (short-term)	0.5
Cash	2.9
Total	100.0%

(1)	Includes variation margin on futures contracts.
(2)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust California Municipal High Income ETF (FCAL) (Continued)

Performance of a $10,000 Initial Investment
June 20, 2017 - January 31, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
6/20/17
7/31/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
$11,751
$11,443
$11,405
First Trust California Municipal High Income ETF
Bloomberg 10 Year California Exempt Index
Bloomberg Municipal Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in municipal bond investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY)
The First Trust New York Municipal High Income ETF’s (the “Fund”) primary investment objective is to seek to provide current income that is exempt from regular federal income taxes and New York income taxes, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and New York State and New York City income taxes (collectively, “Municipal Securities”). Municipal Securities will be issued by or on behalf of the State of New York or territories or possessions of the U.S. (including, but not limited to, Puerto Rico, the U.S. Virgin Islands and Guam), and/or the political subdivisions, agencies, authorities and other instrumentalities of such State, territories or possessions. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FMNY.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	Inception (5/12/21) to 1/31/24	Inception (5/12/21) to 1/31/24
Fund Performance
NAV	3.57%	3.31%	-1.36%	-3.65%
Market Price	3.91%	3.58%	-1.25%	-3.37%
Index Performance
Bloomberg Municipal New York 12-17 Years Index	3.07%	3.79%	-0.49%	-1.32%
Bloomberg Municipal Bond Index	2.70%	2.90%	-0.81%	-2.20%
(See Notes to Fund Performance Overview on page 8.)

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY) (Continued)

Sector Allocation	% of Total Investments (including cash)
Higher Education	11.7%
Dedicated Tax	10.1
Insured	9.9
Government Obligation Bond - Limited Tax	8.1
Utility	7.1
Toll Road	6.3
Water & Sewer	5.8
Government Obligation Bond - Unlimited Tax	5.0
Industrial Development Bond	4.9
Airport	4.1
Education	3.8
Hospital	3.6
Mass Transit	3.4
Local Housing	3.3
Housing	3.0
Pre-refunded/Escrowed-to-maturity	2.0
Certificates of Participation	1.5
Tobacco	1.5
Special Assessment	1.4
Cash	3.5
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	97.0%
Net Other Assets and Liabilities(1)	3.0
Total	100.0%

Credit Quality(2)	% of Total Investments (including cash)
AAA	13.2%
AA	41.3
A	18.6
BBB	7.7
BB	4.0
B	1.4
Not Rated	7.3
SP-1+ (short-term)	3.0
Cash	3.5
Total	100.0%

(1)	Includes variation margin on futures contracts.
(2)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust New York Municipal High Income ETF (FMNY) (Continued)

Performance of a $10,000 Initial Investment
May 12, 2021 - January 31, 2024

$10,500
$10,000
$9,500
$9,000
5/12/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
$9,868
$9,780
$9,635
First Trust New York Municipal High Income ETF
Bloomberg Municipal New York 12-17 Years Index
Bloomberg Municipal Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in municipal bond investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust California Municipal High Income ETF (“FCAL”) and the First Trust New York Municipal High Income ETF (“FMNY”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Funds:
Tom Byron, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Tom Byron has served as portfolio manager since 2022 and Johnathan N. Wilhelm has served as portfolio manager for FCAL since 2017 and for FMNY since 2021.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)
As a shareholder of First Trust California Municipal High Income ETF or First Trust New York Municipal High Income ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust California Municipal High Income ETF (FCAL)
Actual	$1,000.00	$1,031.70	0.65%	$3.32
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	0.65%	$3.30
First Trust New York Municipal High Income ETF (FMNY)
Actual	$1,000.00	$1,035.70	0.50% (b)	$2.56
Hypothetical (5% return before expenses)	$1,000.00	$1,022.62	0.50% (b)	$2.54

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(August 1, 2023 through January 31, 2024), multiplied by 184/366 (to reflect the six-month period).

(b)	These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 97.6%
	California — 93.7%
$2,500,000	Aliso Viejo CA Cmnty Fac Dist Spl Tax Ref Glenwood At Aliso Viejo	5.00%	09/01/38	$2,503,419
215,000	Antelope Vly E Kern CA Wtr Agy Wtr Rev Ref	5.00%	06/01/35	227,296
1,200,000	Azusa CA Spl Tax Cmnty Facs Dist No 2005-1-Impt, AGM	5.00%	09/01/44	1,268,591
100,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/33	101,103
175,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/34	177,112
330,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/36	331,337
620,000	Beaumont CA Spl Tax Cmnty Facs Dist No 93-1 Impt Area No 8F	4.00%	09/01/40	594,828
1,080,000	Beverly Hills CA Pub Fing Auth Wtr Rev, Ser A	4.00%	06/01/40	1,118,130
1,250,000	Burbank CA Wtr & Pwr Elec Rev	5.00%	06/01/43	1,397,010
2,220,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	2,240,796
2,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds, Ser D (Mandatory put 11/01/28)	5.50%	05/01/54	2,140,285
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bonds-Clean Energy Proj, Ser G-1 (Mandatory put 04/01/30)	5.25%	11/01/54	1,073,422
925,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bond Clean Energy Proj, Ser A-1 (Mandatory put 05/01/29)	5.00%	12/01/53	977,486
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser C (Mandatory put 10/01/31)	5.25%	01/01/54	1,057,773
20,000	CA Cmnty Choice Fing Auth Sustainable Bd Clean Energy Proj Rev, Ser A (Mandatory put 12/01/27)	4.00%	10/01/52	20,052
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Ref	4.00%	06/01/35	208,467
550,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/35	571,750
200,000	CA Cnty CA Tobacco Securitization Agy Tobacco Stlmt Sr Ref, Ser A	4.00%	06/01/39	201,934
419,455	CA Hsg Fin Agy Muni Ctfs, Ser A	4.25%	01/15/35	420,406
1,000,000	CA Muni Fin Auth Envrnmntl Impt Rev Var Sustainable Bond Aymium Williams Proj, AMT (Mandatory put 06/26/24) (a)	4.00%	12/15/42	999,406
360,000	CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp, Ser A	4.00%	10/15/28	365,992
2,300,000	CA Pub Fin Auth Rev Var Sharp Hlthcare Remk 05/04/18, Ser B (b)	2.90%	08/01/52	2,300,000
290,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (a)	5.00%	11/15/36	262,412
250,000	CA Pub Fin Auth Sr Living Rev ENSO Vlg Proj Sustainable Bond, Ser A (a)	5.00%	11/15/56	196,029
255,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser A (a)	5.00%	07/01/30	258,206
830,000	CA Sch Fin Auth Sch Fac Rev Alliance Clg Ready Pub Schs Proj, Ser C (a)	4.50%	07/01/26	832,540
505,000	CA Sch Fin Auth Sch Fac Rev Granada Hills Chrt Oblig Grp (a)	5.00%	07/01/34	516,246
105,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/27	109,064
400,000	CA Sch Fin Auth Sch Fac Rev Kipp SoCal Pub Schs, Ser A (a)	5.00%	07/01/39	413,212
675,000	CA Sch Fin Auth Sch Fac Rev Ref Granada Hills Chrt Oblig Grp, Ser A (a)	4.00%	07/01/48	574,290
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (a)	4.00%	07/01/25	198,504
200,000	CA Sch Fin Auth Sch Fac Rev Ref Hth Learning Proj, Ser A (a)	5.00%	07/01/32	199,313
545,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (a)	5.00%	07/01/40	557,652
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$450,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (a)	5.25%	07/01/48	$457,094
650,000	CA Sch Fin Auth Sch Fac Rev, Ser A (a)	5.00%	07/01/40	661,503
1,000,000	CA St	5.25%	10/01/45	1,163,965
450,000	CA St Eductnl Facs Auth Rev Art Ctr Clg of Design, Ser A	5.00%	12/01/31	496,966
1,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	1,552,717
1,000,000	CA St Hlth Facs Fing Auth Rev Episcopal Cmntys & Services, Ser B	5.25%	11/15/48	1,075,811
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,253,730
1,000,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Ser A-2	4.00%	11/01/44	994,170
2,650,000	CA St Hlth Facs Fing Auth Rev Kaiser Permanente, Subser A-2	4.00%	11/01/38	2,694,134
2,000,000	CA St Hlth Facs Fing Auth Rev Ref Scripps Hlth, Ser A (c)	5.00%	11/15/43	2,284,889
220,000	CA St Hlth Facs Fing Auth Rev Ref Sutter Hlth, Ser B	5.00%	11/15/33	231,635
1,000,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	999,048
1,000,000	CA St Infra & Econ Dev Bank Natl Chrt Equitable Sch Revolving Fund Social Bonds, Ser B	5.00%	11/01/38	1,089,482
3,000,000	CA St Infra & Econ Dev Bank Rev Brightline E Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (a)	3.95%	01/01/50	3,000,281
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj (d)	5.38%	07/01/34	250,428
250,000	CA St Muni Fin Auth Chrt Sch Lease Rev Vista Chrt Middle Sch Proj (e)	5.38%	07/01/34	251,021
900,000	CA St Muni Fin Auth Chrt Sch Rev John Adams Acdmys Lincoln Proj, Ser A (a)	5.00%	10/01/39	879,868
200,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj (a)	4.00%	07/01/26	196,209
450,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	441,243
250,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	251,498
600,000	CA St Muni Fin Auth Mobile Home Park Rev Bold Prog, Ser B	5.50%	09/01/43	636,491
785,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/27	830,212
85,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	3.00%	08/15/32	82,200
400,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/39	402,855
605,000	CA St Muni Fin Auth Mobile Home Park Rev Sr Caritas Affordable Hsg Inc Projs, Ser A	5.25%	08/15/49	607,764
220,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	3.00%	08/15/31	209,345
295,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/41	279,873
435,000	CA St Muni Fin Auth Mobile Home Park Rev Sub Ref Caritas Proj, Ser B	4.00%	08/15/51	381,817
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/34	594,673
500,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, COPS, AGM	5.25%	11/01/36	587,294
1,000,000	CA St Muni Fin Auth Rev Aldersly Proj, Ser A	5.00%	05/15/43	1,094,559
1,500,000	CA St Muni Fin Auth Rev Bethany Home Proj	5.00%	11/15/42	1,665,564
1,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (a)	5.00%	11/01/36	1,008,345
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/30	240,741
225,000	CA St Muni Fin Auth Rev Ref CA Lutheran Univ	5.00%	10/01/32	239,806
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$200,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	$209,120
250,000	CA St Muni Fin Auth Rev Ref Emerson Clg, Ser B	5.00%	01/01/33	261,088
1,080,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/34	1,096,300
500,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	4.00%	10/01/36	506,183
110,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/26	116,676
435,000	CA St Muni Fin Auth Rev Ref Retmnt Hsg Fdtn Oblig Grp, Ser A	5.00%	11/15/27	471,765
575,000	CA St Muni Fin Auth Rev Ref Southwestern Law Sch	4.00%	11/01/41	551,409
1,600,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, Ser A, AMT (b)	4.70%	07/01/41	1,600,004
2,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/24) (b)	4.00%	07/01/51	2,000,230
1,450,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	1,449,778
550,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	581,605
550,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I	5.00%	05/15/27	576,806
350,000	CA St Muni Fin Auth Stdt Hsg Rev Chf Davis I	5.00%	05/15/40	364,377
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	994,580
600,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A1, AMT	3.38%	07/01/25	600,770
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Wst Mgmt Inc, Ser A3, AMT	4.30%	07/01/40	1,001,599
2,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs Remk, Ser B (Mandatory Put 05/01/24) (a) (b)	4.38%	08/01/24	2,000,000
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	1,501,520
1,500,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Poseidon Res LP Desalination Proj, AMT (a)	5.00%	07/01/36	1,611,783
5,000	CA St Prerefunded Various Purp (Pre-refunded maturity (04/01/26)	5.00%	10/01/35	5,250
15,000	CA St Pub Wks Brd Lease Rev Judicial Council CA, Ser B	5.00%	06/01/34	15,396
1,485,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser A	5.00%	09/01/27	1,499,486
310,000	CA St Pub Wks Brd Lease Rev Various Corr Facs, Ser C	5.00%	11/01/26	329,321
75,000	CA St Ref	4.00%	08/01/34	76,331
1,000,000	CA St Ref	5.00%	11/01/39	1,082,831
1,000,000	CA St Ref Various Purpose	4.00%	11/01/35	1,037,111
700,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	5.00%	10/01/32	729,315
600,000	CA St Sch Fin Auth Chrt Sch Rev Sustainability Bonds Ref Camino Nuevo Chrt Acdmy, Ser A (a)	5.00%	06/01/43	603,119
1,350,000	CA St Stwd Cmntys Dev Auth Mfh Rev Var Adams Boulevard & Harvard Gardens Apartments Sub, Ser L-1 (Mandatory put 03/01/24)	3.50%	03/01/26	1,348,886
245,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs	5.00%	04/01/27	255,639
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs	4.00%	04/01/32	50,924
50,000	CA St Stwd Cmntys Dev Auth Rev Ref Insd Enloe Med Ctr, CA MTG INS (Pre-refunded maturity 02/15/26)	5.00%	08/15/33	52,334
500,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No 1	4.00%	09/01/41	489,268
200,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/30	204,703
280,000	CA St Stwd Cmntys Dev Auth Stdt Hsg Rev Ref Chf Irvine LLC	5.00%	05/15/35	285,256
1,140,000	CA St Stwd Cmntys Dev Auth Stwd Rev Stwd Cmnty Infra Prog, Ser C1	4.00%	09/02/31	1,127,931
500,000	CA St Univ Rev, Ser A	5.25%	11/01/48	583,752
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$95,000	CA St Unrefunded Various Purp	5.00%	10/01/35	$98,788
1,000,000	CA St Unrefunded Wtr Sys, Ser AS (Pre-refunded maturity (12/01/24)	5.00%	12/01/26	1,018,639
705,000	CA Stwd Cmntys Dev Auth Rev Kaiser Permanente J Remk, Ser 2004-J (Mandatory put 11/01/29)	5.00%	04/01/36	787,861
250,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/30	255,849
300,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	309,371
250,000	CA Stwd Cmntys Dev Auth Rev Ref CA Baptist Univ, Ser A (a)	5.00%	11/01/32	256,068
100,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/30	104,877
175,000	CA Stwd Cmntys Dev Auth Rev Ref Front Porch Cmntys & Svcs, Ser A	5.00%	04/01/31	183,538
385,000	CA Stwd Cmntys Dev Auth Rev Var Adventist Hlth Sys W A Remk, Ser A (Mandatory put 03/01/27)	5.00%	03/01/37	399,064
450,000	Chino CA Cmnty Facs Dist Spl Tax #2003-3 Impt Area #7	5.00%	09/01/31	479,233
1,590,000	City of Santa Clara CA Swr Rev Sustainable Bonds, COPS	4.25%	02/01/41	1,688,488
815,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/41	940,078
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/42	573,857
500,000	Clovis CA Unif Sch Dist, COPS	5.00%	06/01/43	571,928
250,000	Compton CA Unif Sch Dist Los Angeles Co Schs Fing Prog, Ser A, COPS, BAM	4.00%	06/01/35	257,285
210,000	Cotati-Rohnert Park CA Unif Sch Dist 2016 Election, Ser C, AGM	5.00%	08/01/32	222,902
2,000,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (a)	4.00%	07/01/56	1,467,303
295,000	Del Mar CA Union Sch Dist Spl Tax Ref	4.00%	09/01/34	298,559
150,000	Dinuba CA Jt Unif Sch Dist, COPS, AGM	4.00%	02/01/35	154,249
920,000	E Bay CA Muni Util Dist Wtr Sys Rev Sustainable Bond, Ser A	5.00%	06/01/38	1,033,138
795,000	El Dorado CA Irr Dist Rev Ref, Ser C	4.00%	03/01/34	813,805
1,450,000	Elk Grove CA Fin Auth Spl Tax Rev Laguna Ridge CFD #2005-1	4.00%	09/01/50	1,282,134
1,000,000	Elk Grove CA Unif Sch Dist Election of 2016	4.00%	08/01/40	1,033,545
350,000	Folsom Ranch CA Fing Auth Spl Tax Rev Cmnty Facs Dist No 19 Mangini	5.00%	09/01/32	368,613
155,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/29	164,085
500,000	Fontana CA Spl Tax Cmnty Facs Dist #80 Bella Strada	5.00%	09/01/46	512,028
240,000	Fontana CA Spl Tax Spl Tax	4.00%	09/01/32	246,868
165,000	Fontana CA Unif Sch Dist Unrefunded, AGM	(f)	02/01/33	122,605
140,000	Fresno CA Jt Pwrs Fing Auth Lease Rev Ref Master Lease Proj, Ser A, AGM	5.00%	04/01/32	150,176
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,047,406
750,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref, Ser A-1 (Pre-refunded maturity (06/01/28)	5.00%	06/01/34	826,381
1,000,000	Imperial CA Cmnty Clg Dist Election of 2022, Ser A, AGM	5.25%	08/01/53	1,121,678
575,000	Indio CA Elec Fing Auth Elec Rev	5.25%	01/01/41	656,809
3,000,000	Irvine CA Facs Fing Auth Lease Rev Gateway Preserve Land Acq Proj	5.25%	05/01/48	3,108,367
3,000,000	Irvine CA Spl Tax Great Park Impt Area No 10, BAM	5.25%	09/01/53	3,380,500
690,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser A	5.00%	09/01/42	714,667
150,000	Irvine CA Unif Sch Dist Spl Tax Cmnty Facs Dist #09-1, Ser C	5.00%	09/01/31	159,513
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	Kern CA Cmnty Clg Dist, Ser D	5.25%	08/01/39	$1,185,576
485,000	King City CA Union Sch Dist Cap Apprec Election 1998-C, Ser C, AMBAC	(f)	08/01/29	405,465
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/33	25,613
25,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/34	25,569
200,000	Lammersville CA Jt Unif Sch Dist Spl Tax Cmnty Facs Dist #2014-1 Mountain House Sch Facs	4.00%	09/01/40	195,581
225,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/30	259,698
500,000	Long Beach CA Arpt Rev, Ser C, AMT, AGM	5.25%	06/01/47	541,033
1,000,000	Long Beach CA Unif Sch Dist Ref	4.00%	08/01/31	1,029,769
50,000	Los Angeles CA Dept of Arpts Arpt Rev Prerefunded Subord Ref, Ser D, AMT (Pre-refunded maturity 11/15/31)	5.00%	05/15/33	56,690
1,500,000	Los Angeles CA Dept of Arpts Arpt Rev Sr, Ser C, AMT	5.00%	05/15/45	1,583,976
875,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Los Angeles Intl Arpt, Ser F, AMT	5.00%	05/15/37	934,627
500,000	Los Angeles CA Dept of Arpts Arpt Rev Sustainable Bond Ref Subord Priv Activity, Ser A, AMT	5.25%	05/15/42	557,531
1,100,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/31	1,230,668
690,000	Los Angeles CA Dept of Arpts Arpt Rev Unrefunded Subord Ref, Ser D, AMT	5.00%	05/15/36	767,331
10,000	Los Angeles CA Dept of Arpts, Ser E	5.00%	05/15/28	10,281
1,000,000	Los Angeles CA Dept of Wtr & Pwr Wtrwks Rev, Ser A	5.00%	07/01/48	1,064,474
1,000,000	Los Angeles CA Dept Wtr & Pwr Rev Var Ref Remk, Ser B-6 (b)	2.85%	07/01/34	1,000,000
2,960,000	Los Angeles CA Trans	5.00%	06/27/24	2,982,938
1,000,000	Los Angeles CA Unif Sch Dist Rev, Ser C	5.00%	07/01/29	1,007,079
650,000	Los Angeles Cnty CA Dev Auth Mf Hsg Rev Var, Ser C (Mandatory put 12/01/26)	3.75%	12/01/46	653,030
410,000	Los Osos CA Cmnty Svcs Wstwtr Assmnt Dist #1 Ref Reassmnt	3.13%	09/02/32	407,875
100,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/27	105,477
250,000	Marina CA Redev Agy Successor Agy Tax Allocation Hsg, Ser B	5.00%	09/01/33	263,295
600,000	Menifee CA Spl Tax, Ser A	5.00%	09/01/43	632,021
700,000	Menifee CA Spl Tax, Ser A	5.00%	09/01/48	726,847
245,000	Menifee CA Union Sch Dist Spl Tax Cmnty Facs Dist #2011-1	5.00%	09/01/34	260,405
1,500,000	Menifee CA Union Sch Dist, Ser C, AGM	3.00%	08/01/38	1,373,059
460,000	Met Wtr Dist of Sthrn CA Wtrwks Rev Ref Rev Sub, Ser A	2.25%	07/01/24	457,681
1,000,000	Met Wtr Dist of Sthrn CA Wtrwks Rev, Ser A	5.00%	04/01/48	1,141,755
530,000	Modesto CA Elem Sch Dist Stanislaus Cnty Election of 2018 Measure D, Ser C	5.00%	08/01/41	602,962
100,000	Modesto CA Spl Tax Ref Cmnty Facs Dist # 2004-1 Vlg 1 #2	5.00%	09/01/27	101,152
200,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	200,563
1,115,000	Natomas CA Unif Sch Dist, AGM	3.00%	08/01/36	1,048,362
250,000	Norco CA Spl Tax Ref Norco Ridge Ranch, BAM	5.00%	09/01/32	270,734
1,400,000	Nrthrn CA Energy Auth Cmnty Spl Rev, Ser A (Mandatory put 07/01/24)	4.00%	07/01/49	1,400,694
1,500,000	Oceanside CA Unif Sch Dist Unrefunded-2022, Ser A, AGC, CABS	(f)	08/01/24	1,476,038
100,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/34	101,340
65,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/35	65,553
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$275,000	Ontario CA Cmnty Facs Dist #40 Spl Tax Emeral Park Fac	4.00%	09/01/39	$264,826
610,000	Orange Ctr CA Sch Dist Election of 2022, Ser A, AGM	5.25%	08/01/48	658,617
1,000,000	Oxnard CA Sch Dist Election of 2022, Ser A, BAM	5.00%	08/01/42	1,144,726
650,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/51	572,265
250,000	Palomar Hlth CA Rev Ref	5.00%	11/01/31	256,263
350,000	Pittsburg CA Successor Agy Redev Agy Ref Los Medanos Cmnty Dev Dist Tax Allocation, AGM	5.00%	08/01/24	352,825
925,000	Pittsburg CA Unif Sch Dist Ref	3.00%	08/01/40	789,540
210,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/33	223,633
220,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/34	234,399
340,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax No 2018-1 Grantline 208	5.00%	09/01/39	357,910
1,500,000	Rialto CA Pub Fing Auth Lease Rev Police Station Proj, Ser A	5.25%	06/01/53	1,649,641
525,000	Ripon CA Redev Agy Successor Agy Tax Allocation Ref, BAM	4.00%	11/01/31	561,543
2,420,000	River Islands CA Pub Fing Auth Spl Tax Auth Cmnty Facs Dist#2016-1 2023 Spl TX Bonds, AGM	4.50%	09/01/53	2,477,169
500,000	River Islands CA Pub Fing Auth Spl Tax Cmnty Facs Dist #2019-1 Phase 2 Pub Impts	5.00%	09/01/40	507,860
1,000,000	Riverside CA Elec Rev Ref, Ser A (c)	5.00%	10/01/49	1,134,882
575,000	Riverside CA Unif Sch Dist Election of 2016, Ser B	3.00%	08/01/38	524,814
185,000	Riverside CA Unif Sch Dist Fing Auth Spl Tax Ref, BAM	5.00%	09/01/34	189,838
375,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/39	399,405
690,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/44	721,767
1,050,000	Riverside CA Unif Sch Dist Impt Area No 1	5.00%	09/01/49	1,078,522
750,000	Riverside CA Wtr Rev, Ser A	5.00%	10/01/47	838,730
500,000	Riverside Cnty CA Flood Control & Wtr Consv Dist Promissory Nts -Zone 4	5.00%	09/01/24	505,830
685,000	Riverside Cnty CA Pub Fingauth Proj Area 1, Ser A, AGM	5.00%	10/01/24	693,142
2,040,000	Riverside Cnty CA Transprtn Commn Ref, Ser A	3.00%	06/01/25	2,037,279
1,000,000	Riverside Cnty CA Transprtn Commn Toll Rev Ref Sr Lien Rctc 91 Express Lanes, Ser B-1	4.00%	06/01/38	1,026,001
400,000	Romoland Sch Dist Rev Underwood Impt Area No	5.00%	09/01/43	421,669
185,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/32	196,675
160,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	5.00%	09/01/33	169,894
170,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/34	172,908
150,000	Roseville CA Spl Tax Fiddyment Ranch Cmnty Facs	4.00%	09/01/35	151,928
225,000	Roseville CA Spl Tax Vlg CFD #1	4.00%	09/01/33	228,106
200,000	Sacramento CA Spl Tax Natomas Meadows Cmnty Facs Dist #2007-01 (a)	5.00%	09/01/32	207,775
500,000	Sacramento CA Transient Occupancy Tax Rev Sub Convention Ctr Complex, Ser C	5.00%	06/01/32	545,225
1,000,000	Sacramento Cnty CA Arpt Sys Rev Ref, Ser C, AMT	5.00%	07/01/37	1,044,286
1,000,000	San Diego CA Pub Fac Fing Auth Swr Rev Subord, Ser A	5.00%	05/15/47	1,131,028
1,075,000	San Diego CA Pub Fac Fing Auth Wtr Rev, Ser A	5.00%	08/01/41	1,120,131
600,000	San Diego CA Pub Facs Fing Auth Lease Rev Capital Impt Projs, Ser A	5.00%	10/15/40	700,269
1,300,000	San Diego CA Unif Sch Dist Ref, Ser R-2, CONV CABS	(f)	07/01/41	1,299,666
1,500,000	San Diego CA Unif Sch Dist Sustainable Bond, Ser F2	5.00%	07/01/42	1,710,765
2,135,000	San Diego CA Unif Sch Dist Trans, Ser A	5.00%	06/28/24	2,151,711
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$510,000	San Diego Cnty CA Ltd Rev Obligs Ref Sanford Burnham Prebys Med Discovery Institute	5.00%	11/01/28	$531,814
1,550,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref Rev, Ser B, AMT	5.00%	07/01/42	1,586,070
130,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/39	142,365
1,000,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord, Ser B, AMT	5.00%	07/01/34	1,110,192
85,000	San Diego Cnty CA Spl Tax Harmony Grove Vlg Impt Area No 2, Ser A	4.00%	09/01/33	86,495
900,000	San Diego Cnty Water Auth Rev Proj Sustainable Bond, Ser A	5.00%	05/01/25	926,121
1,000,000	San Francisco CA City & City Pub Utils Commn Wtr Rev Reg & Loc Wtr	5.25%	11/01/48	1,169,328
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref Second Ser, Ser 2020, AMT	5.00%	05/01/37	150,724
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, Ser A, AMT	5.00%	05/01/34	2,216,852
500,000	San Francisco CA City & Cnty Dcnty Dev Spl Tax Dist No 2020-1 Mission Rock Facs & Svcs, Ser A (a)	4.00%	09/01/46	440,967
3,040,000	San Francisco Calif City & Cnty Arpts Commn Intl Arpt Rev, Ser E, AMT	5.00%	05/01/50	3,139,812
1,250,000	San Francisco City & Cnty CA Redev Agy Successor Agy Cmnty Ref Cmnty Facs Dt#6 Mission Bay S Pub Impts, AGM	5.25%	08/01/40	1,457,904
100,000	San Francisco City & Cnty CA Redev Agy Successor Agy Tax Ref Mission Bay N Redev Proj, Ser A	5.00%	08/01/35	105,617
935,000	San Francisco City & Cnty CA, Ser B	2.00%	06/15/29	869,816
1,350,000	San Francisco City & Cnty Redev Agy Successor Agy Rev Transbay Infra Proj, Ser B, AGM	5.00%	08/01/48	1,488,483
600,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Jr Lien, CABS	(f)	01/01/25	584,281
120,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref Sr Lien Toll Road, Ser A	4.00%	01/15/37	126,228
175,000	San Joaquin Hills CA Transprtn Corridor Agy Toll Road Rev Ref, Ser A, NATL-RE, CABS	(f)	01/15/29	148,693
1,145,000	San Jose CA Arpt Rev Ref, Ser A, AMT, BAM	4.00%	03/01/34	1,180,755
420,000	San Jose CA Unif Sch Dist Santa Clara Cnty, Ser C (Pre-refunded maturity (08/01/24)	4.50%	08/01/34	423,689
1,000,000	San Luis Coastal CA Unif Sch Dist Election of 2022, Ser A	5.00%	08/01/41	1,145,689
600,000	San Luis Obispo Cnty CA Cmnty Clg Dist Election of 2014, Ser D (c)	4.00%	08/01/41	626,212
1,000,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/40	1,123,494
1,000,000	San Luis Obispo Pub Fing Auth Lease Rev Ref Cultural Arts Dist Parking Proj	5.00%	12/01/48	1,135,191
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/40	578,381
500,000	Santa Clara Vly CA Wtr Dist Safe Clean Wtr Rev Sustainable Bond, Ser A	5.00%	08/01/41	574,459
800,000	Santa Clarita CA Cmnty Facs Dist Vista Canyon #2016-1 (a)	4.00%	09/01/35	790,330
1,100,000	Santa Margarita CA Wtr Dist Spl Tax Ref, Ser A, BAM	5.00%	09/01/43	1,212,239
335,000	Sch Proj for Util Rate Reduction CA Rans Natural Gas Purchase Prog	5.00%	08/01/24	337,826
500,000	Semitropic CA Impt Dist Semitropic Wtr Storage Dist Ref 2nd Lien, Ser A	5.00%	12/01/24	508,367
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$740,000	Simi Vly CA Unif Sch Dist, Ser B, AGM	4.00%	08/01/38	$753,498
150,000	Temecula Vly CA Unif Sch Dist Cmnty Facs Dist #2014-1	5.00%	09/01/32	157,737
400,000	Temecula Vly Unif Sch Dist Fing Auth CA Spl Tax Rev, BAM	5.00%	09/01/34	407,536
500,000	Temescal Vly CA Wtr Dist Spl Tax Terramor Cmnty Facs Dist #4 Impt Area #1	5.00%	09/01/31	526,467
250,000	Tracy CA Cmnty Facs Dist	5.00%	09/01/33	262,498
850,000	Tustin CA Cmnty Fac Dist Spl Tax Ref #06-1 Legacy Columbus Vlgs, Ser A	5.00%	09/01/35	873,084
2,000,000	Univ of CA CA Rev Ref, Ser BN	5.00%	05/15/42	2,323,918
500,000	Univ of CA CA Rev Var Ref Remk, Ser AL-4 (b)	2.85%	05/15/48	500,000
500,000	Univ of CA CA Revs Ref, Ser BS (c)	5.00%	05/15/43	585,557
2,000,000	Univ of CA CA Rgts Med Ctr Pooled Rev Ref, Ser 0-1 (b)	2.90%	05/15/45	2,000,000
330,000	Val Verde Unif Sch Dist Rev Commn Facs Dist	5.00%	09/01/38	351,443
500,000	Val Verde Unif Sch Dist Rev Commn Facs Dist	5.00%	09/01/43	521,464
1,000,000	Western Placer CA Unif Sch Dist Trans	6.25%	06/28/24	1,012,745
1,295,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj	5.00%	06/01/42	1,369,117
1,000,000	Woodland CA Fin Auth Wstwtr Rev Junior Lien (Pre-refunded maturity (03/01/24)	5.00%	03/01/28	1,001,409
				202,755,067
	Florida — 0.1%
50,000	Parkland Preserve CDD FL Spl Assmnt Rev, Ser A	4.50%	05/01/24	50,021
245,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	245,569
				295,590
	Guam — 0.0%
100,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/32	102,205
	Louisiana — 0.4%
750,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj (Mandatory put 06/01/30) (a)	6.10%	06/01/38	825,381
	Missouri — 0.4%
1,000,000	Saint Louis MO Muni Fin Corp Sales Tax Leasehold Rev Ref	5.00%	02/15/24	1,000,500
	Ohio — 0.3%
640,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	605,164
	Puerto Rico — 2.3%
1,100,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	1,069,656
1,960,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	1,793,640
707,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	704,351
1,371,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Converted, Ser A-2	4.33%	07/01/40	1,365,862
				4,933,509
	Texas — 0.2%
370,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	374,460
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Utah — 0.2%
$500,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	$374,251

	Total Investments — 97.6%			211,266,127
	(Cost $209,542,243)
	Net Other Assets and Liabilities — 2.4%			5,163,721
	Net Assets — 100.0%			$216,429,848
Futures Contracts at January 31, 2024 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	5	Mar-2024	$(584,375)	$(13,359)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $23,212,259 or 10.7%
of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
(f)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CA MTG INS	– California Mortgage Insurance
CABS	– Capital Appreciation Bonds
CONV CABS	– Convertible Capital Appreciation Bonds
COPS	– Certificates of Participation
NATL-RE	– National Public Finance Guarantee Corp.
See Notes to Financial Statements

First Trust California Municipal High Income ETF (FCAL)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$211,266,127	$—	$211,266,127	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(13,359)	$(13,359)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 97.0%
	Florida — 1.4%
$250,000	Ridge at Apopka CDD FL Spl Assmnt	5.38%	05/01/42	$248,684
	New York — 91.1%
100,000	Build NYC Res Corp NY Rev Sustainable Bond E Harlem Scholars Acdmy Chrt Sch Proj (a)	5.75%	06/01/42	104,019
300,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.00%	07/01/42	314,918
300,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	303,157
250,000	City of NY, Ser C	4.00%	08/01/41	253,815
250,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	272,022
250,000	Dutchess Cnty NY Loc Dev Corp Rev Marist Clg Proj	5.00%	07/01/52	262,508
250,000	Elba Twp NY, BANS	5.00%	03/14/24	250,448
335,000	Hempstead Town NY Loc Dev Corp Rev Ref Hofstra Univ Proj, Ser A	4.00%	07/01/36	347,269
250,000	Hudson Yards Infra Corp NY 2nd Indenture Rev Ref, Ser A	5.00%	02/15/37	263,257
295,000	Livingston Cnty NY Ref	4.00%	05/01/33	313,868
300,000	Long Beach NY, Ser B, BAM	5.25%	07/15/32	346,779
350,000	Long Island NY Pwr Auth Elec Sys Rev Ref, Ser A	5.00%	09/01/35	402,735
255,000	Met Transprtn Auth NY Dedicated Tax Fund Sustainable Bond, Ser B-1	5.00%	11/15/36	266,797
325,000	Met Transprtn Auth NY Rev Sustainable Bond Ref, Ser C-1	4.00%	11/15/37	326,892
300,000	Monroe Cnty NY Indl Dev Agy Mf Hsg Rev Var Andrews Terrace Cmnty Partners LP Proj B-1 (Mandatory put 07/01/27)	5.00%	07/01/28	313,569
250,000	Monroe Cnty NY Indl Dev Corp Rev Univ of Rochester Proj, Ser A	5.00%	07/01/53	274,221
300,000	Nassau Cnty NY Indl Dev Agy Var Ref & Impt Cold Spring (b)	2.80%	01/01/34	300,000
250,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	258,845
305,000	Nassau Cnty NY, Ser A, AGM	5.00%	04/01/29	343,689
300,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	299,141
265,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd General Resolution, Ser AA	4.00%	06/15/40	269,586
250,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var 2nd Gen Resolution Sub FF-2 (b)	3.10%	06/15/44	250,000
350,000	New York City NY Transitional Fin Auth Rev Sub-Future Tax Secured-Fiscal 2014, Subser D-1	5.00%	02/01/37	350,922
250,000	New York City NY Transitional Fin Auth Rev Subord, Ser B-1	4.00%	08/01/39	255,404
250,000	New York NY Adjustable Fiscal 2015, Subser F-6 (b)	3.10%	06/01/44	250,000
250,000	NY St Dorm Auth Revs Non St Supported Debt Memorial Sloan Kettering Cancer Ctr, Ser 1	5.00%	07/01/39	272,932
250,000	NY St Dorm Auth Revs Non St Supported Debt Pratt Institute Ref	5.00%	07/01/39	256,910
280,000	NY St Dorm Auth Revs Non St Supported Debt Ref New Sch, Ser A	5.00%	07/01/31	317,323
325,000	NY St Dorm Auth Revs Non St Supported Debt Ref Northwell Hlth Oblig Grp, Ser A	5.00%	05/01/38	359,686
250,000	NY St Dorm Auth Revs Non St Supported Debt Sch Dists Rev Bond Financing Prog, Ser A, BAM	5.00%	10/01/29	283,411
285,000	NY St Dorm Auth Revs Non St Supported Debt Ser A	5.00%	07/01/40	305,973
250,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A-Grp 3	3.00%	03/15/38	231,877
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$250,000	NY St Energy Rsrch & Dev Auth Poll Cntrl Rev Ref NY Elec & Gas, Ser C	4.00%	04/01/34	$257,692
250,000	NY St Envrnmntl Facs Corp Solid W Disp Rev Var Draw Down Casella Waste Sys Inc Proj, Ser R-2, AMT (Mandatory put 09/03/30) (a)	5.13%	09/01/50	254,788
290,000	NY St Envrnmntl Facs Corp St Clean Wtr & Drinking Wtr Ref Subord, Ser B	5.00%	06/15/44	311,919
255,000	NY St Hsg Fin Agy Affordable Hsg, Ser B	3.20%	11/01/36	235,289
250,000	NY St Thruway Auth Gen Rev Jr Indebtedness Obl Subord, Ser B	4.00%	01/01/45	247,217
250,000	NY St Thruway Auth Ref, Ser P (c)	5.00%	01/01/49	273,808
360,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.00%	10/01/30	359,991
250,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	250,005
435,000	NY St Transprtn Dev Corp Spl Rev Terminal 4 JFK Intl Arpt Proj, AMT	5.00%	12/01/30	473,847
315,000	NY St Urban Dev Corp Rev Personal Income Tax, Ser A	5.00%	03/15/35	360,804
75,000	Onondaga Cnty NY	3.00%	04/15/36	68,728
260,000	Orange & Ulster Cntys NY Boces Sole Supervisory Dist Rans	4.75%	07/26/24	261,576
250,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	202,149
250,000	Port Auth of NY & NJ NY Ref Two Hundred, Ninth Ser	5.00%	07/15/32	274,435
260,000	Rochester NY, Ser I, BANS	4.50%	02/28/24	260,239
290,000	Southampton Vlg NY Ambulance Bldg	2.13%	03/01/29	267,360
250,000	Syracuse Regl Arpt Auth NY Sr Arpt Rev Ref, AMT	4.00%	07/01/36	246,923
250,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/42	282,598
285,000	Triborough NY Bridge & Tunnel Auth Revs, Ser A	5.00%	11/15/47	314,418
250,000	Util Debt Securitization Auth NY Ref Te, Ser 1	5.00%	12/15/41	292,001
250,000	Westchester Cnty NY Loc Dev Corp Rev Westchester Med Ctr Oblig Grp Proj, AGM	5.75%	11/01/49	284,470
250,000	Westchester Cnty NY Sustainable Bond, Ser B	4.00%	12/15/34	274,761
250,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	256,431
200,000	Western Nassau Cnty NY Wtr Auth Sustainable Bonds, Ser A	4.00%	04/01/46	201,409
250,000	Yonkers NY, Ser F, BAM	5.00%	11/15/41	282,311
				16,017,142
	Puerto Rico — 4.5%
400,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	388,966
400,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	398,501
				787,467

	Total Investments — 97.0%			17,053,293
	(Cost $16,596,367)
	Net Other Assets and Liabilities — 3.0%			522,050
	Net Assets — 100.0%			$17,575,343
See Notes to Financial Statements

First Trust New York Municipal High Income ETF (FMNY)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Futures Contracts at January 31, 2024 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
Ultra 10-Year U.S. Treasury Notes	Short	1	Mar-2024	$(116,875)	$(719)

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $358,807 or 2.0% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$17,053,293	$—	$17,053,293	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(719)	$(719)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2024 (Unaudited)

	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
ASSETS:
Investments, at value	$211,266,127	$17,053,293
Cash	6,258,235	623,123
Cash segregated as collateral for open futures contracts	28,896	6,105
Receivables:
Capital shares sold	2,488,682	—
Interest	2,433,468	172,086
Variation margin	8,109	—
Total Assets	222,483,517	17,854,607

LIABILITIES:
Payables:
Investment securities purchased	5,939,013	271,925
Investment advisory fees	114,656	7,011
Variation margin	—	328
Total Liabilities	6,053,669	279,264
NET ASSETS	$216,429,848	$17,575,343

NET ASSETS consist of:
Paid-in capital	$224,415,457	$18,661,792
Par value	43,500	6,500
Accumulated distributable earnings (loss)	(8,029,109)	(1,092,949)
NET ASSETS	$216,429,848	$17,575,343
NET ASSET VALUE, per share	$49.75	$27.04
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	4,350,002	650,002
Investments, at cost	$209,542,243	$16,596,367
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2024 (Unaudited)

	First Trust California Municipal High Income ETF (FCAL)	First Trust New York Municipal High Income ETF (FMNY)
INVESTMENT INCOME:
Interest	$2,949,056	$284,742
Total investment income	2,949,056	284,742

EXPENSES:
Investment advisory fees	526,235	45,902
Total expenses	526,235	45,902
Less fees waived by the investment advisor	—	(10,593)
Net expenses	526,235	35,309
NET INVESTMENT INCOME (LOSS)	2,422,821	249,433

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(519,024)	(86,203)
Futures contracts	112,346	15,268
Net realized gain (loss)	(406,678)	(70,935)
Net change in unrealized appreciation (depreciation) on:
Investments	3,065,209	385,832
Futures contracts	(53,352)	93
Net change in unrealized appreciation (depreciation)	3,011,857	385,925
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,605,179	314,990
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,028,000	$564,423
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust California Municipal High Income ETF (FCAL)		First Trust New York Municipal High Income ETF (FMNY)
	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$2,422,821	$3,225,087	$249,433	$401,597
Net realized gain (loss)	(406,678)	(5,582,737)	(70,935)	(272,871)
Net change in unrealized appreciation (depreciation)	3,011,857	2,604,413	385,925	83,519
Net increase (decrease) in net assets resulting from operations	5,028,000	246,763	564,423	212,245

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(2,366,351)	(3,179,922)	(253,000)	(388,501)
Return of capital	—	(39,081)	—	—
Total distributions to shareholders	(2,366,351)	(3,219,003)	(253,000)	(388,501)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	64,550,071	53,936,928	3,980,802	5,282,016
Cost of shares redeemed	—	(23,524,755)	—	(2,670,964)
Net increase (decrease) in net assets resulting from shareholder transactions	64,550,071	30,412,173	3,980,802	2,611,052
Total increase (decrease) in net assets	67,211,720	27,439,933	4,292,225	2,434,796

NET ASSETS:
Beginning of period	149,218,128	121,778,195	13,283,118	10,848,322
End of period	$216,429,848	$149,218,128	$17,575,343	$13,283,118

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,050,002	2,450,002	500,002	400,002
Shares sold	1,300,000	1,100,000	150,000	200,000
Shares redeemed	—	(500,000)	—	(100,000)
Shares outstanding, end of period	4,350,002	3,050,002	650,002	500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust California Municipal High Income ETF (FCAL)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$48.92	$49.71	$55.37	$53.16	$52.70	$50.11
Income from investment operations:
Net investment income (loss)	0.73 (a)	1.32 (a)	1.08	1.16	1.17	1.49
Net realized and unrealized gain (loss)	0.80	(0.81)	(5.65)	2.19 (b)	0.51	2.60
Total from investment operations	1.53	0.51	(4.57)	3.35	1.68	4.09
Distributions paid to shareholders from:
Net investment income	(0.70)	(1.29)	(1.08)	(1.14)	(1.17)	(1.50)
Return of capital	—	(0.01)	(0.01)	—	(0.05)	—
Total distributions	(0.70)	(1.30)	(1.09)	(1.14)	(1.22)	(1.50)
Net asset value, end of period	$49.75	$48.92	$49.71	$55.37	$53.16	$52.70
Total return (c)	3.17%	1.08%	(8.33)%	6.37% (b)	3.23%	8.32%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$216,430	$149,218	$121,778	$105,199	$87,706	$34,257
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65%	0.65%	0.65%
Ratio of net expenses to average net assets	0.65% (d)	0.60%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	2.99% (d)	2.71%	2.09%	2.16%	2.28%	3.01%
Portfolio turnover rate (e)	19%	54%	30%	25%	81%	69%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $219, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust New York Municipal High Income ETF (FMNY)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,		Period Ended 7/31/2021 (a)
		2023	2022
Net asset value, beginning of period	$26.57	$27.12	$30.51	$30.00
Income from investment operations:
Net investment income (loss)	0.46 (b)	0.86 (b)	0.68	0.09
Net realized and unrealized gain (loss)	0.47	(0.59)	(3.61)	0.48
Total from investment operations	0.93	0.27	(2.93)	0.57
Distributions paid to shareholders from:
Net investment income	(0.46)	(0.82)	(0.46)	(0.04)
Net realized gain	—	—	—	(0.02)
Total distributions	(0.46)	(0.82)	(0.46)	(0.06)
Net asset value, end of period	$27.04	$26.57	$27.12	$30.51
Total return (c)	3.57%	1.06%	(9.66)%	1.90%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$17,575	$13,283	$10,848	$15,256
Ratio of total expenses to average net assets	0.65% (d)	0.65%	0.65%	0.65% (d)
Ratio of net expenses to average net assets	0.50% (d)	0.50%	0.50%	0.50% (d)
Ratio of net investment income (loss) to average net assets	3.53% (d)	3.24%	2.18%	1.41% (d)
Portfolio turnover rate (e)	18%	41%	154%	16%

(a)	Inception date is May 12, 2021, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below:

First Trust California Municipal High Income ETF – (Nasdaq, Inc. ticker “FCAL”)
First Trust New York Municipal High Income ETF – (NYSE Arca, Inc. ticker “FMNY”)
FCAL is a diversified series of the Trust. FMNY is a non-diversified series of the Trust.
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The primary investment objective of each Fund is to seek to provide current income that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York income taxes. The secondary investment objective of each Fund is long-term capital appreciation. Under normal market conditions, each Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes and, for FCAL, California income taxes and, for FMNY, New York State and New York City income taxes. There can be no assurance that a Fund will achieve its investment objectives. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery securities basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery securities. At January 31, 2024, FCAL and FMNY held $4,631,540 and $273,808, respectively, of when-issued or delayed-delivery securities.
C. Futures Contracts
The Funds may purchase or sell (i.e., are long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Funds are not able to enter into an offsetting transaction, the Funds will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, a Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amounts of $28,896 and $6,105 for FCAL and FMNY, respectively, is shown as “Cash segregated as collateral for open futures contracts” on the Statements of Assets and Liabilities.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
D. Restricted Securities
FCAL invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2024, FCAL held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. FCAL does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
FCAL
CA St Muni Fin Auth Chrt Sch Lease Rev Sycamore Acdmy Proj, 5.38%, 07/01/34	06/14/18	$250,000	$100.17	$250,348	$250,428	0.12%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust California Municipal High Income ETF	$36,889	$—	$3,143,033	$39,081
First Trust New York Municipal High Income ETF	—	—	388,501	—
As of July 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$—	$(9,504,429)	$(1,186,329)
First Trust New York Municipal High Income ETF	101,310	(1,585,064)	79,382
F. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. For FCAL, taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. For FMNY, the taxable period ended 2021 and the taxable years ended 2022 and 2023 remain open to federal and state audit. As of January 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust California Municipal High Income ETF	$9,504,429
First Trust New York Municipal High Income ETF	1,585,064
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2023, the Funds had no net late year ordinary or capital losses.
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust California Municipal High Income ETF	$209,542,243	$3,621,111	$(1,910,586)	$1,710,525
First Trust New York Municipal High Income ETF	16,596,367	498,160	(41,953)	456,207
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreements between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreements, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Prior to October 16, 2023, First Trust also provided fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule, provided that FMNY is not eligible for any breakpoints until the termination of the following Fee Waiver Agreement:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)

Breakpoints
Fund net assets up to and including $2.5 billion	0.65000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.63375%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.61750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.60125%
Fund net assets greater than $10 billion	0.58500%
The Trust’s Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for FMNY pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until May 11, 2024. The Fee Waiver Agreement for FMNY may be terminated by action of the Trust’s Board of Trustees at any time upon 60 days’ written notice by the Trust on behalf of FMNY or by the Advisor only after May 11, 2024. First Trust does not have the right to recover the fees waived under the Fee Waiver Agreement. During the six months ended January 31, 2024, the Advisor waived fees of $10,593 for FMNY.
Effective October 16, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to October 16, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH was responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust California Municipal High Income ETF	$86,079,390	$29,188,649
First Trust New York Municipal High Income ETF	5,931,742	2,351,259
For the six months ended January 31, 2024, the Funds had no in-kind transactions.
5. Borrowings
As of January 31, 2024, the Trust, on behalf of FCAL, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV has a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that FCAL accesses the credit line, there would also be an interest fee charged. FCAL did not have any borrowings outstanding during the six months ended January 31, 2024.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
6. Derivative Transactions
The following table presents the types of derivatives held by each Fund at January 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statements of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
FCAL
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$13,359
FMNY
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	719

*
Includes cumulative appreciation/depreciation on futures contracts as reported in each Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statements of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2024, on each Fund’s derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statements of Operations Location	FCAL	FMNY
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$112,346	$15,268
Net change in unrealized appreciation (depreciation) on futures contracts	(53,352)	93
During the six months ended January 31, 2024, for FCAL, the notional value of futures contracts opened and closed were $38,994,618 and $32,005,485, respectively.
During the six months ended January 31, 2024, for FMNY, the notional value of futures contracts opened and closed were $1,452,953 and $1,681,360, respectively.
The Funds do not have the right to offset financial assets and financial liabilities related to futures contracts on the Statements of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2024.
9. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:
The Trust, on behalf of FCAL, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, terminated the credit facility that it had with Scotia on February 28, 2024. Effective February 28, 2024, the Trust, on behalf of FCAL, along with First Trust Series Fund, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620,000,000 and such commitment amount may be increased up to $700,000,000 with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that FCAL accesses the credit line, there would also be an interest fee charged.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended January 31, 2024

First Trust Exchange-Traded Fund III

First Trust Municipal High Income ETF (FMHI)

First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Municipal High Income ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Municipal High Income ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended January 31, 2024.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Municipal High Income ETF (FMHI)
The First Trust Municipal High Income ETF’s (the “Fund”) primary investment objective is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes (“Municipal Securities”). Under normal market conditions, the Fund invests at least 50% of its net assets in Municipal Securities that are, at the time of investment, rated below investment grade by at least one nationally recognized statistical rating organization rating such securities (or Municipal Securities that are unrated and determined by the Fund’s advisor to be of comparable quality), commonly referred to as “high yield” or “junk” bonds. The Fund lists and principally trades its shares on Nasdaq, Inc. under the ticker symbol “FMHI.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	Inception (11/1/17) to 1/31/24	5 Years Ended 1/31/24	Inception (11/1/17) to 1/31/24
Fund Performance
NAV	3.73%	4.32%	2.48%	2.69%	13.05%	18.02%
Market Price	3.97%	4.58%	2.46%	2.73%	12.90%	18.33%
Index Performance
Bloomberg Municipal Bond Index	2.70%	2.90%	2.00%	2.01%	10.38%	13.25%
Blended Benchmark(1)	3.49%	4.28%	2.81%	3.07%	14.87%	20.81%
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

(1)
The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years) which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of
the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The
Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)

Sector Allocation	% of Total Investments (including cash)
Special Assessment	15.0%
Industrial Development Bond	13.3
Continuing Care Retirement Communities	10.7
Education	10.2
Hospital	6.5
Gas	5.8
Government Obligation Bond - Unlimited Tax	5.8
Dedicated Tax	4.5
Government Obligation Bond - Limited Tax	4.5
Utility	3.7
Airport	3.0
Tobacco	2.8
Insured	2.0
Water & Sewer	2.0
Tax Increment	1.7
Certificates of Participation	1.3
Higher Education	1.3
Toll Road	1.0
Student Housing	0.9
Hotel	0.7
Skilled Nursing	0.5
Local Housing	0.5
Housing	0.2
Port	0.2
Student Loan	0.0(1)
Pre-refunded/Escrowed-to-maturity	0.0(1)
Cash	1.9
Total	100.0%

Credit Quality(2)	% of Total Investments (including cash)
AAA	0.7%
AA	8.1
A	17.3
BBB	15.8
BB	16.9
B	2.4
Not Rated	36.9
Cash	1.9
Total	100.0%

Fund Allocation	% of Net Assets
Municipal Bonds	96.8%
Net Other Assets and Liabilities(3)	3.2
Total	100.0%

(1)	Amount is less than 0.1%.
(2)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

(3)	Includes variation margin on futures contracts.

Fund Performance Overview (Unaudited) (Continued)
First Trust Municipal High Income ETF (FMHI) (Continued)

Performance of a $10,000 Initial Investment
November 1, 2017 - January 31, 2024
$13,000
$12,000
$11,000
$10,000
$9,000
11/1/17
1/31/18
7/31/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
$12,080
$11,801
$11,325
First Trust Municipal High Income ETF
Bloomberg Municipal Bond Index
Blended Benchmark

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in municipal bond investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Municipal High Income ETF (FMHI)
Semi-Annual Report
January 31, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust” or the “Advisor”) is the investment advisor to the First Trust Municipal High Income ETF (the “Fund”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
Tom Byron, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Tom Byron has served as portfolio manager since 2022 and Johnathan N. Wilhelm has served as portfolio manager since 2017.

First Trust Municipal High Income ETF (FMHI)
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)
As a shareholder of First Trust Municipal High Income ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Municipal High Income ETF (FMHI)
Actual	$1,000.00	$1,037.30	0.70%	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	0.70%	$3.56

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(August 1, 2023 through January 31, 2024), multiplied by 184/366 (to reflect the six-month period).

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 96.8%
	Alabama — 1.7%
$2,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	$2,003,629
530,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	565,390
1,340,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser F (Mandatory put 12/01/28)	5.50%	11/01/53	1,426,764
1,000,000	Energy SE AL A Cooperative Dist Energy Sply Rev, Ser A-1 (Mandatory put 01/01/31)	5.50%	11/01/53	1,091,296
1,500,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.25%	10/01/49	1,628,929
2,425,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	2,421,296
				9,137,304
	Arizona — 4.5%
1,790,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/39	1,761,593
610,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj (a)	5.00%	07/01/49	566,908
500,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	505,784
750,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Fire Mesa & Red Rock Cmps Proj, Ser A	5.00%	07/15/39	756,632
700,000	AZ St Indl Dev Auth Edu Rev Doral Acdmy NV Pebble, Ser A (a)	5.00%	07/15/40	704,701
400,000	AZ St Indl Dev Auth Edu Rev Lone Mountain Cmps Proj, Ser A (a)	5.00%	12/15/39	392,674
1,000,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.75%	07/15/38	1,017,313
1,670,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser A (a)	5.13%	07/01/37	1,678,383
1,940,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser A (a)	5.25%	07/01/47	1,893,937
1,055,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	4.00%	07/01/27	1,037,136
300,000	AZ St Indl Dev Auth Edu Rev Ref Basis Sch Projs, Ser D (a)	5.00%	07/01/37	300,920
180,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/33	169,824
290,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/41	242,362
1,250,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/51	949,777
1,740,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/41	1,459,355
1,000,000	AZ St Indl Dev Auth Edu Rev Somerset Acdmy of LV Aliante & Skye Canyon Cmps Proj, Ser A (a)	4.00%	12/15/51	757,163
500,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Royal Oaks Inspirata Pointe Proj, Ser A	5.00%	05/15/41	462,831
1,000,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/39	998,891
2,035,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Legacy Trad Schs Proj Auth, Ser B (a)	5.00%	07/01/49	1,933,862
3,000,000	Maricopa Cnty Indl Dev Auth Exempt Facs Rev Comml Metals Company Proj, AMT (a)	4.00%	10/15/47	2,673,982
2,000,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Fac Legacy Trad Schs Projs (a)	5.00%	07/01/45	1,938,540
2,000,000	Phoenix AZ Indl Dev Auth Hotel Rev Sr Falcon Properties LLC Proj, Ser A (a)	4.00%	12/01/51	1,561,819
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$100,000	Phoenix AZ Indl Dev Auth Stdt Hsg Rev Ref Downtown Phoenix Stdt Hsg LLC AZ St Univ Proj, Ser A	5.00%	07/01/27	$103,288
1,000,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	6.75%	11/15/42	1,034,653
				24,902,328
	Arkansas — 1.1%
3,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond United States Steel Corp Proj, AMT	5.45%	09/01/52	3,049,557
1,000,000	AR Dev Fin Auth Envrnmntl Rev Sustainable Bond US Steel Corp Proj, AMT	5.70%	05/01/53	1,031,608
2,000,000	AR St Dev Fin Auth Indl Dev Rev Sustainable Bonds Hybar Steel Proj, Ser A, AMT (a)	6.88%	07/01/48	2,119,913
				6,201,078
	California — 4.7%
250,000	CA Pub Fin Auth Sr Living Rev Enso Vlg Proj Sustainable Bond, Ser B (a)	5.00%	11/15/51	200,147
250,000	CA Sch Fin Auth Sch Fac Rev Ref Value Schs, Ser A (a)	5.25%	07/01/48	253,941
2,500,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/42	2,587,861
1,050,000	CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Acdmy Proj, Ser A (a)	5.00%	07/01/38	1,029,566
450,000	CA St Muni Fin Auth Chrt Sch Rev, Ser A (a)	5.50%	06/01/38	452,696
2,000,000	CA St Muni Fin Auth Rev CA Baptist Univ, Ser A (a)	5.00%	11/01/46	1,952,057
205,000	CA St Muni Fin Auth Rev Ref Eisenhower Med Ctr, Ser A	5.00%	07/01/32	214,348
1,250,000	CA St Muni Fin Auth Rev Ref HumanGood Oblig Grp, Ser A	5.00%	10/01/44	1,282,645
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	999,847
1,300,000	CA St Muni Fin Auth Spl Tax Rev Bold Prog, Ser B	5.75%	09/01/53	1,374,704
1,250,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	07/01/37	1,251,267
2,000,000	CA St Poll Control Fing Auth Wtr Furnishing Rev Plant Bonds, AMT (a)	5.00%	11/21/45	2,000,966
1,000,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	5.00%	10/01/42	1,002,779
550,000	CA Stwd Cmntys Dev Auth Rev Loma Linda Univ Med Ctr, Ser A (a)	5.00%	12/01/33	567,180
1,500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev The Link Glendale Sustainable Bonds, Ser A-2 (a)	4.00%	07/01/56	1,085,186
500,000	CSCDA Cmnty Impt Auth CA Essential Hsg Rev Union S Bay Sustainable Bonds, Ser A-2 (a)	4.00%	07/01/56	366,826
1,000,000	Golden St Tobacco Securitization Corp CA Tobacco Stlmt Ref Tobacco Stlmt Asset Backed Bonds, Ser A-1	5.00%	06/01/51	1,047,406
300,000	Morongo Band of Mission Indians CA Rev Ref, Ser B (a)	5.00%	10/01/42	300,844
450,000	Palm Desert CA Spl Tax Ref Univ Park	4.00%	09/01/41	424,249
730,000	Riverside CA Unif Sch Dist Impt Area No 2	5.00%	09/01/49	749,830
850,000	Roseville CA Spl Tax The Ranch at Sierra Vista Cmnty Facs Dt No. 1	5.00%	09/01/48	871,948
1,100,000	Roseville CA Spl Tax The Ranch at Sierra Vista Cmnty Facs Dt No. 1	5.00%	09/01/53	1,121,132
2,000,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev, Ser A, AMT	5.00%	05/01/44	2,083,579
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$1,000,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/46	$908,740
1,615,000	San Luis Obispo Cnty CA Fing Auth Lease Rev Multiple Capital Projs Ref, Ser A	5.25%	11/15/42	1,813,037
				25,942,781
	Colorado — 6.2%
1,125,000	Allison Vly Met Dist #2 CO Ref	4.70%	12/01/47	951,249
1,000,000	Baseline Met Dist #1 CO Spl Rev, Ser A	5.00%	12/01/51	915,602
525,000	Brighton Crossing Met Dist #6 CO, Ser A	5.00%	12/01/35	514,825
1,000,000	Cascade Ridge Met Dist CO	5.00%	12/01/51	859,889
515,000	Chambers Highpoint Met Dist #2 CO	5.00%	12/01/41	461,116
750,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Skyview Acdmy Proj (a)	5.50%	07/01/49	750,165
1,000,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/45	1,002,887
1,400,000	CO St Hlth Facs Auth Rev Ref Christian Living Neighborhoods Proj	5.00%	01/01/37	1,401,203
950,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/39	937,838
1,275,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,305,775
670,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/35	637,717
1,125,000	CO St Hlth Facs Auth Rev Ref Frasier Proj, Ser 2023A	4.00%	05/15/41	992,170
625,000	CO St Hlth Facs Auth Rev Sr Living Ralston Creek Arvada Proj, Ser A (b) (c)	5.25%	11/01/32	300,000
1,120,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/40	1,295,739
1,100,000	Denver City & Cnty CO Arpt Rev Ref, Ser D, AMT	5.75%	11/15/45	1,249,790
1,220,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/41	1,324,313
500,000	Denver CO Intl Busn Ctr CO Met Dist #1 Subord, Ser B	6.00%	12/01/48	503,514
1,700,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/41	1,574,914
1,510,000	Elbert & Hwy 86 CO Comml Spl Rev & Tax Supported Ref Sr Bonds, Ser A (a)	5.00%	12/01/51	1,302,833
1,500,000	Four Corners Busn Impt Dist CO Ltd Tax Supported	6.00%	12/01/52	1,416,867
1,000,000	Grandview Reserve Met Dist #3 CO Sr Bonds, Ser A	6.25%	12/01/52	970,825
575,000	Jefferson Ctr CO Met Dist #1 Spl Rev, Ser A-2	4.13%	12/01/40	496,262
1,000,000	Lanterns Met Dist #3, Ser A-1	7.25%	12/01/53	1,057,053
1,000,000	Meridian Ranch Met Dist 2018 Subdistrict CO	6.75%	12/01/52	1,005,632
2,000,000	Mirabelle Met Dist #2 CO Sr, Ser A	5.00%	12/01/49	1,858,013
905,000	Mountain Brook Met Dist CO	4.50%	12/01/41	748,863
500,000	Peak Met Dist #1 CO, Ser A (a)	4.00%	12/01/35	438,921
1,000,000	Peak Met Dist #1 CO, Ser A (a)	5.00%	12/01/41	939,241
1,200,000	Pinon Pines Met Dist #2 CO MDD	5.00%	12/01/50	1,100,312
1,500,000	Prairie Ctr CO Met Dist #3 Ltd Property Tax Supported Pri Ref, Ser A (a)	5.00%	12/15/41	1,502,601
500,000	Prairie Ctr Met Dist #7 CO	4.13%	12/15/36	454,716
500,000	Siena Lake Met Dist CO (b)	4.00%	12/01/51	382,530
900,000	Thompson Crossing Met Dist #4 CO Ref	5.00%	12/01/39	887,205
1,520,000	Trails at Crowfoot Met Dist #3 CO Sr Ser, Ser A	5.00%	12/01/39	1,520,351
700,000	W Meadow Met Dist CO Ref Sr Bonds, Ser A (a)	6.00%	12/01/38	726,324
				33,787,255
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut — 1.5%
$250,000	Bridgeport CT, Ser A, BAM	5.00%	02/01/31	$276,605
2,000,000	CT St Hlth & Eductnl Facs Auth Rev Covenant Home Inc, Ser B	5.00%	12/01/40	2,016,427
800,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	4.00%	07/01/37	806,803
2,725,000	CT St Hlth & Eductnl Facs Auth Rev Trinity Hlth Corp	5.00%	12/01/45	2,778,320
2,500,000	Harbor Point CT Infra Impt Dist Spl Oblig Rev Ref Harbor Point Proj Ltd (a)	5.00%	04/01/39	2,531,661
				8,409,816
	Delaware — 0.1%
415,000	Millsboro DE Spl Oblig Ref Plantation Lakes Spl Dev Dist (a)	5.00%	07/01/28	418,986
	Florida — 14.5%
500,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/40	435,662
100,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (a)	4.30%	05/01/42	91,008
1,655,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Maple Ridge Phase 4 Proj (a)	4.45%	05/01/52	1,458,799
2,380,000	Ave Maria FL Stewardship Cmnty Dist Capital Impt Rev Phase 4 Master Impt Proj (a)	5.25%	05/01/43	2,393,657
2,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	5.13%	11/01/49	1,966,760
485,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	4.00%	05/01/52	398,057
1,000,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	5.00%	05/01/53	945,642
1,000,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.63%	05/01/41	831,054
2,000,000	Bexley CDD FL Spl Assmnt Rev	4.88%	05/01/47	1,882,772
1,600,000	Bridgewater N Cmnty Dev Dist FL Capital Impt Rev	4.00%	05/01/42	1,355,202
895,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/41	736,118
525,000	Capital Trust Agy FL Eductnl Facs Rev Academir Chrt Schs Inc Proj, Ser A (a)	4.00%	07/01/51	390,249
180,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	4.00%	08/01/30	180,090
1,070,000	Capital Trust Agy FL Eductnl Facs Rev Liza Jackson Preparatory Sch Inc Proj, Ser A	5.00%	08/01/40	1,092,844
1,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj (a)	5.00%	10/01/34	1,008,549
750,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/41	664,814
4,000,000	Charlotte Cnty FL Indl Dev Auth Util Sys Rev Town & Country Utils Proj, Ser A, AMT (a)	4.00%	10/01/51	3,271,858
595,000	Coco Palms FL CDD Spl Assmnt	4.50%	05/01/32	597,022
1,000,000	Coco Palms FL CDD Spl Assmnt	5.00%	05/01/46	982,765
1,500,000	Connerton E CDD FL Spl Assmnt Area One	5.25%	06/15/43	1,534,450
600,000	Cypress Bluff CDD FL Spl Assmnt Del Web Proj, Ser A (a)	3.63%	05/01/40	534,299
2,645,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	4.00%	05/01/42	2,316,243
3,145,000	Epperson N CDD FL Capital Impt Rev Assmnt Area #2	4.00%	05/01/51	2,483,492
845,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (a)	5.00%	11/01/29	857,580
1,000,000	Epperson N CDD FL Capital Impt Rev Assmnt Area 1, Ser A-1 (a)	5.50%	11/01/39	1,021,621
1,250,000	Fallschase Cmnty Dev Dist FL Spl Assmnt	3.38%	05/01/41	1,007,005
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$1,385,000	FL St Dev Fin Corp Eductnl Facs Rev Ref Global Outreach Chrt Acdmy Proj, Ser A (a)	4.00%	06/30/56	$954,176
2,000,000	FL St Dev Fin Corp Sol Wst Disp Rev Var Waste Pro USA Inc Proj, AMT (Mandatory put 07/01/26) (a)	6.13%	07/01/32	2,028,280
1,005,000	FL St Dev Fin Corp Sr Living Rev Ref Mayflower Retmnt Cmnty Proj, Ser A (a)	4.00%	06/01/41	745,959
500,000	Forest Lake Cmnty Dev Dist FL Spl Assmnt Area 1 Proj (a)	4.00%	05/01/40	467,538
1,750,000	Fort Lauderdale FL Wtr & Swr Rev Enabling Wks Proj, Ser A	5.50%	09/01/53	2,011,608
1,060,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	4.38%	11/01/49	944,873
2,000,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/36	2,042,012
1,000,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	4.00%	05/01/40	883,623
750,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev N E Sector Proj Phase 1A	5.00%	05/01/38	757,643
1,325,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Stewardship Dist Azario Proj	4.00%	05/01/50	1,085,161
2,575,000	Lee Cnty FL Indl Dev Auth Hlthcare Facs Rev Shell Point Waterside Hlth Proj	5.00%	11/15/49	2,495,010
1,500,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	4.00%	05/01/52	1,203,712
2,570,000	Miami-Dade Cnty FL Aviation Rev Ref, Ser A, AMT	5.00%	10/01/38	2,593,883
1,240,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	4.00%	05/01/51	990,275
1,895,000	N Park Isle Cmnty Dev Dist FL Spl Assmnt Rev Assmnt Area One	4.50%	05/01/40	1,786,146
1,000,000	N Springs FL Impt Dist Parkland Bay Assmt Area (a)	4.88%	05/01/38	1,000,876
1,300,000	Old Hickory CDD FL Spl Assmnt Spl Asmt	4.00%	06/15/40	1,163,851
465,000	Parkland Preserve CDD FL Spl Assmnt Rev 2019A Spl Assmnts, Ser A	5.25%	05/01/39	472,639
1,000,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	3.25%	12/15/41	819,601
1,000,000	Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj (d)	5.88%	01/01/33	965,106
610,000	Pompano Beach FL Rev John Knox Vlg Proj, Ser A	4.00%	09/01/41	521,883
690,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	5.88%	12/15/43	717,446
1,000,000	Prosperity Lakes Cmnty Dev Dist FL Spl Assmnt Area One	6.13%	12/15/53	1,039,309
1,710,000	Reunion E FL CDD Spl Assmnt, Ser 2021	4.00%	05/01/51	1,413,790
770,000	Rivington CDD FL Spl Assmnt Rev Assmnt Area	3.38%	05/01/31	711,480
500,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/36	436,064
750,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/41	601,707
3,055,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.13%	05/01/41	2,492,936
2,000,000	Sawyers Landing CDD FL Spl Assmnt Rev	4.25%	05/01/53	1,555,986
250,000	SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)	5.00%	03/01/30	250,260
490,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	5.25%	11/01/39	497,223
1,000,000	Shingle Creek At Bronson CDD FL Spl Assmnt	3.50%	06/15/41	861,293
1,950,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	4.00%	05/01/51	1,577,539
2,580,000	Stillwater CDD FL Sp Assmnt Spl Assmt 2021 Proj (a)	3.50%	06/15/41	2,107,981
2,000,000	The Heights CDD FL Spl Assmnt Rev CDD	5.00%	01/01/50	1,912,735
835,000	Triple Creek FL CDD Spl Assmnt Vlgs Q&R Proj (a)	4.00%	11/01/51	674,668
1,055,000	Trout Creek CDD FL Capital Impt Rev	4.00%	05/01/51	837,454
230,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	227,309
1,370,000	W Vlgs FL Impt Dist Ref Spl Assmt Unit Dev #1	4.63%	05/01/38	1,301,902
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$900,000	Westside FL CDD Spl Assmnt Rev Ref (a)	4.13%	05/01/38	$826,585
1,940,000	Westview S CDD FL Spl Assmnt Area One 2023 Proj Area	5.38%	05/01/43	1,951,814
1,190,000	Wildblue CDD FL Spl Assmnt (a)	4.25%	06/15/39	1,085,442
				79,452,390
	Georgia — 5.3%
1,000,000	Atlanta GA Arpt Passenger Fac Charge Rev Arpt Rev Subord, Ser D, AMT	4.00%	07/01/37	1,003,970
4,300,000	Bartow Cnty GA Dev Auth Solid Waste Disp Fac Rev Var GA Pwr Co Plt Bowen Proj, AMT (e)	3.70%	11/01/62	4,300,000
4,400,000	Burke Cnty GA Dev Auth Poll Control Rev Adjustable GA Pwr Co Plant Vogtle Proj Remk (e)	3.70%	11/01/52	4,400,000
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, 1st Ser (e)	3.60%	07/01/49	1,000,000
500,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (a)	6.00%	06/15/43	502,918
1,750,000	Cobb Cnty GA Dev Auth Chartersch Rev NW Classical Acdmy Proj, Ser A (a)	6.40%	06/15/53	1,760,052
1,125,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser A	5.75%	04/01/53	1,282,082
1,335,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/31	1,342,774
1,500,000	Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev Ref Lenbrook Sq Fdtn Inc	5.00%	07/01/42	1,420,422
500,000	Geo L Smith II GA Congress Ctr Auth Convention Ctr Hotel Second Tier, Ser A (a)	5.00%	01/01/36	495,147
1,750,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	1,752,187
1,285,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,293,018
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 12/01/28)	4.00%	05/01/52	1,002,794
3,435,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/30)	5.00%	09/01/53	3,655,546
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser D (Mandatory put 12/01/30)	5.00%	05/01/54	2,118,437
1,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser E-1 (Mandatory put 06/01/31)	5.00%	12/01/53	1,070,150
350,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/30	392,441
				28,791,938
	Guam — 0.1%
250,000	Guam Govt Busn Privilege Tax Rev Ref, Ser D	5.00%	11/15/35	254,517
155,000	Guam Govt Wtrwks Auth Wtr & Wstwtr Sys Rev, Ser A	5.00%	01/01/50	160,641
				415,158
	Idaho — 0.6%
1,000,000	ID Falls ID Auditorium Dist Annual Approp Ctfs, COPS (a)	5.25%	05/15/51	978,627
985,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/25	992,463
1,265,000	ID St Hlth Facs Auth Rev Ref Madison Memorial Hosp	5.00%	09/01/30	1,287,148
				3,258,238
	Illinois — 3.7%
2,615,000	Chicago IL Brd of Edu Proj, Ser C	5.25%	12/01/35	2,617,654
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$300,000	Chicago IL Brd of Edu Ref Dedicated, Ser C	5.00%	12/01/30	$306,760
3,500,000	Chicago IL Brd of Edu Ref, Ser B	5.00%	12/01/30	3,722,947
1,000,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	1,001,611
1,000,000	Chicago IL Brd of Edu, Ser A	5.00%	12/01/35	1,049,235
1,130,000	Chicago IL Brd of Edu, Ser D	5.00%	12/01/46	1,132,805
750,000	Chicago IL Chicago Wks, Ser A	5.50%	01/01/40	815,130
400,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien, Ser A, AMT	5.00%	01/01/37	421,522
1,300,000	Chicago IL Park Dist Ref, Ser A, BAM	4.00%	01/01/32	1,345,196
400,000	Chicago IL Ref 2003B Remk	5.25%	01/01/29	404,415
515,000	Chicago IL Ref, Ser C, CABS	(f)	01/01/25	495,732
100,000	IL St	5.00%	04/01/24	100,234
250,000	IL St	5.50%	05/01/26	262,394
200,000	IL St	5.00%	06/01/27	207,473
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/30	259,170
250,000	IL St Fin Auth Chrt Sch Rev Ref & Impt Chicago Intl Chrt Sch Proj	5.00%	12/01/31	258,820
100,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/26	101,038
300,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/27	305,656
145,000	IL St Fin Auth Stdt Hsg & Acad Fac Rev Chf Chicago LLC Univ IL Chicago Proj, Ser A	5.00%	02/15/28	148,294
2,000,000	IL St, Ser C	5.00%	11/01/29	2,136,093
545,000	IL St, Ser D	5.00%	11/01/24	551,363
1,660,000	Lincolnwood IL Tax Incr Allocation Rev Nts Dist 1860 Dev Proj, Ser A, COPS (a)	4.82%	01/01/41	1,558,050
1,000,000	S Wstrn IL Dev Auth Envrnmntl Impt Rev US Steel Corp Proj	5.75%	08/01/42	1,000,200
				20,201,792
	Indiana — 1.3%
250,000	Fort Wayne IN Mf Hsg Rev Silver Birch at Cook Road (a)	5.30%	01/01/32	222,814
2,000,000	IN Fin Auth Midwestern Disaster Relief Rev OH Vly Elec Corp Proj Remk, Ser A	4.25%	11/01/30	2,015,510
1,360,000	IN St Fin Auth Envrnmntl Rev Ref Var Duke Energy IN Inc Proj Remk, Ser A-1, AMT (Mandatory put 06/01/32)	4.50%	05/01/35	1,383,110
750,000	IN St Fin Auth Hosp Rev Reid Hlth, AGM	5.00%	01/01/41	813,818
200,000	IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A (d)	5.25%	07/01/28	200,380
1,700,000	Indianapolis IN Loc Pub Impt Bond Bank Sr Convention Ctr Hotel, Ser E	6.00%	03/01/53	1,841,158
500,000	Terre Haute IN Mf Hsg Rev Silver Birch of Terre Haute Proj	5.10%	01/01/32	438,279
				6,915,069
	Iowa — 1.4%
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Alcoa Inc Proj	4.75%	08/01/42	2,949,249
3,000,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj	5.00%	12/01/50	3,141,540
1,300,000	IA St Fin Auth Midwstrn Disaster Area Rev Ref IA Fertilizer Company Proj (Mandatory put 12/01/42)	5.00%	12/01/50	1,366,201
				7,456,990
	Kansas — 0.6%
350,000	Goddard KS Sales Tax Spl Oblg Rev Ref Olympic Park Star Bond Proj	3.60%	06/01/30	344,227
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas (Continued)
$1,850,000	Lenexa KS Hlth Care Fac Rev Ref Lakeview Vlg Inc, Ser A	5.00%	05/15/43	$1,761,851
175,000	Shawnee Cnty KS Pub Bldg Commn Rev Corrections and Parks & Rec Projs	5.50%	09/01/34	211,651
1,250,000	Wyandotte Cnty KS Kansas City Unif Govt Spl Oblg Rev Ref Vlg E Proj Areas 2B 3 5 (a)	5.75%	09/01/39	1,238,549
				3,556,278
	Kentucky — 3.1%
2,000,000	Boyle Cnty KY Eductnl Facs Rev Ref Centre Clg, Ser A	5.25%	06/01/43	2,184,779
875,000	Henderson KY Exempt Facs Rev Pratt Paper LLC Proj, Ser A, AMT (a)	4.45%	01/01/42	851,776
1,000,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/41	1,012,365
1,500,000	KY St Pub Energy Auth Gas Sply Rev Ref, Ser A-1 (Mandatory put 02/01/32)	5.25%	04/01/54	1,630,266
2,525,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	2,530,266
230,000	KY St Univ KY St Univ Proj, BAM, COPS	4.00%	11/01/41	232,621
1,000,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Norton Hlthcare Inc, Ser A	4.00%	10/01/39	989,957
7,600,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (e)	4.05%	08/01/61	7,600,000
				17,032,030
	Louisiana — 1.0%
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Ref Westlake Chemical Corp Proj Remk	3.50%	11/01/32	1,435,402
200,000	Monroe LA Wtr Rev, BAM	5.00%	11/01/32	220,038
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010 (a)	6.35%	07/01/40	1,091,080
1,000,000	Saint James Parish LA Rev NuStar Logistics LP Proj Remk, Ser 2010A (a)	6.35%	10/01/40	1,091,080
1,600,000	Saint James Parish LA Rev Var NuStar Logistics LP Proj Remk, Ser 2010B (Mandatory put 06/01/30) (a)	6.10%	12/01/40	1,760,813
				5,598,413
	Maine — 0.5%
3,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	3,010,055
	Maryland — 0.7%
1,020,000	Baltimore MD Spl Oblig Ref E Baltimore Rsrch Park Proj, Ser A	5.00%	09/01/38	1,028,944
175,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	2.95%	06/01/27	167,495
185,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.05%	06/01/28	174,550
200,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.15%	06/01/29	187,327
190,000	Baltimore MD Spl Oblig Ref Sr Lien Harbor Point Proj, Ser A (a)	3.20%	06/01/30	176,684
900,000	Frederick Cnty MD Tax Incr & Spl Tax Ref Jefferson Technology Park Proj, Ser B (a)	4.63%	07/01/43	884,098
1,000,000	MD St Econ Dev Corp Stdt Hsg Rev Morgan St Univ Proj, Ser A	5.38%	07/01/38	1,084,752
				3,703,850
	Massachusetts — 0.5%
500,000	MA St Dev Fin Agy Rev Linden Ponds Inc Fac (a)	5.00%	11/15/28	525,550
500,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainable Bonds, Ser G	5.25%	07/01/48	547,286
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Massachusetts (Continued)
$1,020,000	MA St Dev Fin Agy Rev Ref Salem Cmnty Corp	5.13%	01/01/40	$939,073
1,000,000	MA St Dev Fin Agy Rev Umass Dartmouth Stdt Hsg Proj	5.00%	10/01/48	969,608
				2,981,517
	Michigan — 1.4%
300,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	301,641
1,100,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/46	1,124,688
2,000,000	Detroit MI Sustainable Bonds, Ser A	5.00%	04/01/50	2,031,989
1,000,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.25%	07/01/48	1,133,642
2,000,000	MI St Fin Auth Rev Henry Ford Hlth Sys, Ser A	5.00%	11/15/48	2,074,834
1,000,000	MI St Strategic Fund Ltd Oblg Rev Var Sustainable Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	990,247
				7,657,041
	Minnesota — 0.5%
150,000	Minneapolis MN Stdt Hsg Rev Riverton Cmnty Hsg Proj (a)	3.80%	08/01/27	146,070
1,200,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref Hgr Ground Acdmy Proj	4.25%	12/01/32	1,199,940
105,000	Saint Paul MN Hsg & Redev Auth Chrt Sch Lease Rev Ref, Ser A	5.00%	12/01/30	105,718
850,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/41	680,441
660,000	Woodbury MN Chrt Sch Lease Rev Woodbury Leadership Proj, Ser A	4.00%	07/01/51	479,284
				2,611,453
	Mississippi — 0.9%
4,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (e)	3.50%	07/01/25	4,400,000
500,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj Ref MS Pwr Co Proj Remk, AMT (e)	3.50%	05/01/28	500,000
				4,900,000
	Missouri — 1.0%
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/29	556,490
1,000,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svc Projs Svcs Projs, Ser A, Ser ASR	5.00%	02/01/42	975,664
80,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs	5.00%	02/01/35	80,004
550,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/32	523,874
10,000	MO St Hlth & Eductnl Facs Auth Med Rsrch Lutheran Svcs, Ser A	5.00%	02/01/29	10,068
1,145,000	MO St Hlth & Eductnl Facs Auth Ref Lutheran Sr Svcs Projs, Ser B	5.00%	02/01/46	1,093,541
2,000,000	Taney Cnty MO Indl Dev Auth Sales Tax Rev Big Cedar Infra Proj (a)	6.00%	10/01/49	2,010,290
				5,249,931
	Nevada — 0.7%
775,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.00%	03/01/38	782,710
1,000,000	Henderson NV Loc Impt Dists Rainbow Canyon Phase II Roject	5.25%	03/01/48	1,004,615
445,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	5.75%	06/01/43	462,513
500,000	Las Vegas NV Spl Assmnt Dist #817 Spl Impt Dt# 817 Summerlin Vlg 29	6.00%	06/01/48	521,973
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$190,000	N Las Vegas NV Loc Impt Vly Vista Spl Impt Dist #64	4.00%	06/01/29	$188,023
700,000	NV Dept of Busn & Ind NV Doral Acdmy, Ser A	5.00%	07/15/37	705,029
				3,664,863
	New Hampshire — 0.3%
2,000,000	Natl Fin Auth NH Rev Ref Sustainable Bond, Ser B, AMT (Mandatory put 07/02/40) (a)	3.75%	07/01/45	1,589,489
	New Jersey — 0.4%
950,000	NJ St Econ Dev Auth Spl Fac Rev Continental Airls Inc Proj Remk, Ser B, AMT	5.63%	11/15/30	960,005
100,000	NJ St Econ Dev Auth Spl Fac Rev Ref Port Newark Container Terminal LLC Proj, AMT	5.00%	10/01/25	101,428
205,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev, Ser 1A, AMT	4.00%	12/01/30	204,195
560,000	NJ St Transprtn Trust Fund Auth Fun Auth Transprtn Prog Bonds, Ser CC	5.25%	06/15/41	635,367
500,000	NJ St Transprtn Trust Fund Auth Ref Transprtn Sys, Ser A	5.00%	12/15/30	547,884
				2,448,879
	New Mexico — 0.3%
535,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	3.75%	05/01/28	527,934
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.00%	05/01/33	488,776
500,000	Winrock Town Ctr NM Tax Incr Dev Dist #1 Ref Sr Lien (a)	4.25%	05/01/40	469,970
				1,486,680
	New York — 4.9%
1,000,000	Build NYC Res Corp NY Rev Sustainable Bond Kipp NYC Pub Sch Facs Canal W Proj	5.25%	07/01/52	1,043,119
450,000	Dutchess Cnty NY Loc Dev Corp Mf Mtebs Sustainable Bonds Tomopkins Terrace Hsg LP Proj	5.00%	10/01/40	489,639
950,000	Nassau Cnty NY Loc Econ Asst Corp Edl Rev Roosevelt Children Acdmy Chrt Sch Proj, Ser A	5.00%	07/01/43	983,612
1,000,000	New York City NY Indl Dev Agy Rev Liberty 123 Wash Proj Remk (e)	3.50%	10/01/42	1,000,000
595,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Ref 2nd Gen Resolution Fiscal 2018 Block 4, Ser AA	5.00%	06/15/38	632,133
2,625,000	New York City NY Transitional Fin Auth Rev Future Tax Secured Subord Bonds, Ser C-1	4.00%	02/01/42	2,639,411
2,000,000	NY NY Adjustable Fiscal 2020, Subser B-3 (e)	4.50%	10/01/46	2,000,000
2,000,000	NY NY, Ser B, Subser B-1	5.25%	10/01/41	2,297,677
1,925,000	NY St Dorm Auth St Personal Income Tax Rev Ref, Ser A	3.00%	03/15/42	1,662,779
500,000	NY St Transprtn Dev Corp Exempt Fac Rev NY St Thruway Srvc Areas Proj, AMT	4.00%	10/31/46	441,341
1,250,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	5.00%	10/01/40	1,279,579
2,000,000	NY St Transprtn Dev Corp Spl Fac Rev Delta Airls Inc LaGuardia Arpt Terminals C&D Redev, AMT	4.38%	10/01/45	1,956,692
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	5.00%	08/01/31	1,000,022
3,695,000	NY St Transprtn Dev Corp Spl Fac Rev Ref John F. Kennedy Intl Arpt Proj, AMT	5.25%	08/01/31	3,887,737
1,000,000	NY St Transprtn Dev Corp Spl Fac Rev Sustainable Bond JFK Intl Arpt Terminal One Prj, AMT	6.00%	06/30/54	1,104,438
500,000	Oyster Bay NY, Ser A, AGM	2.00%	03/01/35	404,298
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New York (Continued)
$2,810,000	Tsasc Inc NY Tsasc Inc Rev Ref Turbo Sub, Ser B	5.00%	06/01/48	$2,559,446
100,000	Westchester Cnty NY Loc Dev Corp Rev Ref Miriam Osborn Memorial Home Assn Proj	5.00%	07/01/34	104,522
1,000,000	Westchester Cnty NY Loc Dev Corp Rev Ref Pur Sr Learning Cmnty Inc Proj, Ser A (a)	5.00%	07/01/56	827,152
460,000	Westchester NY Tobacco Asset Securitization Ref Sr, Ser B	5.00%	06/01/41	471,833
				26,785,430
	North Carolina — 1.6%
3,300,000	NC St Med Care Commn Hlth Care Facs Rev Lutheran Svcs for The Aging Ref, Ser A	4.00%	03/01/41	2,743,258
500,000	NC St Med Care Commn Hlth Care Facs Rev Ref Pennybyrn at Maryfield	5.00%	10/01/30	496,892
1,940,000	NC St Med Care Commn Retmnt Facs Rev Pennybyrn at Maryfield Proj, Ser A	5.00%	10/01/45	1,730,056
2,850,000	NC St Med Care Commn Retmnt Facs Rev Ref Southminster Inc	5.00%	10/01/37	2,677,626
1,545,000	NC St Med Care Commn Retmnt Facs Rev The Forest at Duke Proj	4.00%	09/01/46	1,255,954
				8,903,786
	North Dakota — 0.1%
520,000	Horace ND Ref	3.00%	05/01/36	439,552
	Ohio — 3.5%
8,860,000	Buckeye OH Tobacco Stlmt Fing Auth Ref Sr, Class 2, Ser B-2	5.00%	06/01/55	8,377,733
900,000	Cleveland Cuyahoga Cnty OH Port Auth Tax Incr Fing Rev Ref Sr Flats E Bank Proj, Ser A (a)	4.00%	12/01/55	746,585
2,245,000	Franklin Cnty OH Rev Trinity Hlth Credit Grp OH, Ser A	5.00%	12/01/47	2,300,107
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.25%	01/01/38	509,240
500,000	Hamilton Cnty OH Hlth Care Rev Life Enriching Cmntys Proj, Ser A	5.50%	01/01/43	512,000
3,000,000	OH St Air Quality Dev Auth Exempt Facs Rev AMG Vanadium Proj, AMT (a)	5.00%	07/01/49	2,730,962
1,000,000	OH St Hgr Eductnl Fac Commn Ref Rev Judson Oblig Grp 2020 Proj, Ser A	5.00%	12/01/45	933,215
2,535,000	OH St Hosp Rev Ref Var Univ Hosps Hlth Sys Inc, Ser C (e)	4.85%	01/15/51	2,535,000
490,000	Port of Gtr Cincinnati Dev Auth OH Rev (a)	3.75%	12/01/31	455,810
				19,100,652
	Oklahoma — 0.7%
2,500,000	OK St Dev Fin Auth Sr OK Proton Ctr, Ser A1 (a)	7.25%	09/01/51	2,573,778
1,165,000	Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau Inc Proj	5.25%	11/15/37	1,172,846
				3,746,624
	Oregon — 1.2%
290,000	Clackamas Cnty OR Hosp Fac Auth Rev Mary’s Woods at Marylhurst Inc Proj, Ser A	5.00%	05/15/26	287,329
1,150,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.13%	11/15/40	1,111,589
2,250,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Rose Villa Proj, Ser A	5.38%	11/15/55	2,081,109
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Sr Living Willamette View Proj, Ser A	5.00%	11/15/37	493,593
500,000	OR St Facs Auth Rev Legacy Hlth Proj, Ser A	4.13%	06/01/52	480,771
500,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/38	496,937
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Oregon (Continued)
$750,000	Salem OR Hosp Fac Auth Rev Capital Manor Proj	5.00%	05/15/43	$722,090
750,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/42	767,595
				6,441,013
	Pennsylvania — 2.1%
300,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/32	320,727
1,855,000	Allegheny Cnty PA Hosp Dev Auth Ref Allegheny Hlth Network Obligted Grp Issue, Ser A	5.00%	04/01/47	1,893,758
500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	500,928
100,000	Chester Cnty PA Indl Dev Auth Renaissance Acdmy Chrt Sch	5.00%	10/01/34	100,031
250,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/28	247,860
1,110,000	Lancaster Cnty PA Hosp Auth Hlthcare Facs Rev Moravian Manors Inc Proj, Ser A	5.00%	06/15/38	1,018,058
250,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/38	226,309
1,200,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	4.00%	03/01/46	985,138
1,655,000	Montgomery Cnty PA Indl Dev Auth Exempt Facs Rev Var Constellation Energy Genration LLC Proj Ref, Ser C, AMT (Mandatory put 04/03/28)	4.45%	10/01/34	1,685,170
1,000,000	PA St Econ Dev Fing Auth Rev Ref Presbyterian Sr Living Prj, Ser B-2	5.25%	07/01/46	1,035,708
1,250,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.25%	06/30/35	1,426,010
10,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	10,280
1,000,000	Philadelphia PA Arpt Rev Ref Priv Activity, AMT, AGM	4.00%	07/01/38	1,001,259
850,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Philadelphia E&T Chrt High Sch, Ser A	4.00%	06/01/56	638,641
215,000	Philadelphia PA Auth for Indl Dev Revs Kipp Philadelphia Chrt Sch Proj, Ser A	5.00%	04/01/36	211,524
125,000	W Cornwall Twp PA Muni Auth Ref Lebanon Vly Brethren Home Proj, Ser A	4.00%	11/15/41	105,655
				11,407,056
	Puerto Rico — 3.0%
2,900,000	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/33	2,820,003
3,002,265	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/35	2,871,904
3,202,267	Puerto Rico Cmwlth Restructured, Ser A1	4.00%	07/01/41	2,930,466
1,559,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.50%	07/01/34	1,569,563
1,000,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1	4.55%	07/01/40	1,003,614
2,500,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-2	4.33%	07/01/40	2,490,632
2,866,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured Converted, Ser A-2	4.33%	07/01/40	2,855,260
				16,541,442
	Rhode Island — 0.5%
2,500,000	Tobacco Stlmt Fing Corp RI Ref, Ser A	5.00%	06/01/40	2,517,968
	South Carolina — 0.8%
380,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	365,891
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	South Carolina (Continued)
$230,000	Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist, Ser A-1	5.00%	12/01/31	$230,070
2,000,000	Lexington Cnty SC Hlth Svcs Dist Lexington Med Ctr	5.00%	11/01/41	2,044,816
245,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/32	229,062
1,045,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	5.25%	11/15/47	975,068
865,000	SC St Jobs Econ Dev Auth Econ Dev Rev Woodlands at Furman Proj, Ser A	5.00%	11/15/42	806,990
				4,651,897
	Tennessee — 0.8%
1,200,000	Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Commonspirit Hlth, Ser A-1	4.00%	08/01/37	1,189,248
2,500,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	2,503,854
800,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	831,771
				4,524,873
	Texas — 7.3%
1,200,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.00%	02/15/31	1,067,671
1,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Legacy Trad Schs TX Proj, Ser A	4.13%	02/15/41	738,234
2,000,000	Arlington TX Hgr Edu Fin Corp Edu Rev Var Basis TX Chrt Schs Inc (Mandatory put 06/15/26) (a)	4.50%	06/15/56	1,995,769
2,000,000	Austin TX Arpt Sys Rev, Ser B, AMT	5.00%	11/15/46	2,015,497
1,410,000	Cool Wtr Muni Util Dist TX, Ser A, BAM	5.00%	08/15/45	1,464,944
556,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	4.25%	09/15/41	485,689
400,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/37	439,469
250,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/38	272,299
500,000	Harris Cnty TX Indl Dev Corp Var Ref Energy Transfer Proj (Mandatory put 06/01/33)	4.05%	11/01/50	510,164
1,025,000	Haslet TX Spl Assmnt Rev Haslet Pub Impt Dist #5 Impt Area #1 (a)	4.13%	09/01/39	943,331
2,500,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AMT, AGM	5.25%	07/01/48	2,707,901
1,000,000	Houston TX Arpt Sys Rev Ref United Airls Inc Arpt Impt Proj, Ser C, AMT	5.00%	07/15/27	1,012,053
1,250,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj, Ser A, AMT	5.00%	07/01/27	1,264,782
1,460,000	Houston TX Arpt Sys Rev United Airls Inc Terminal E Proj, Ser A, AMT	4.00%	07/01/41	1,323,149
1,065,000	Houston TX Arpt Sys Rev United Airls Inc Terminal Impt Proj, Ser B-1, AMT	4.00%	07/15/41	965,045
450,000	Justin TX Spl Assmnt Rev Timberbrook Pub Imp Dt #1 Imp Area #2 Proj (a)	3.38%	09/01/41	360,304
690,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Area #4 (a)	4.50%	09/01/33	699,165
250,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	246,345
500,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.63%	09/01/39	484,071
155,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch (a)	4.35%	08/15/25	156,653
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$1,000,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (a)	3.38%	09/01/42	$786,564
1,350,000	Liberty Hill TX Spl Assmnt Rev Butler Farms Pub Imp Dt Areas #1 and 2 Proj (a)	4.00%	09/01/52	1,088,309
1,410,000	Matagorda Cnty TX Nav Dist #1 Ref AEP Tex Centrl Company Proj Remk, Ser B-2	4.00%	06/01/30	1,408,969
2,750,000	N Parkway Muni Mgmt Dist #1 TX Spl Assmnt Rev Major Impts Proj (a)	5.00%	09/15/51	2,593,818
285,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/32	277,544
300,000	New Hope Cultural Edu Facs Fin Corp TX Retmnt Fac Rev Ref Longhorn Vlg Proj	5.00%	01/01/37	284,387
600,000	Newark Hgr Edu Fin Corp TX Edu Rev Hughen Ctr Inc Proj, Ser A, PSF-GTD	5.00%	08/15/42	668,997
2,200,000	Princeton TX Spl Assmnt Rev Whitewing Trails Pub Impr Dist #2 Phase 2 Proj Rev (a)	5.13%	09/01/43	2,200,086
1,550,000	Princeton TX Spl Assmnt Rev Winchester Pub Impr Dist #2 Proj (a)	5.13%	09/01/42	1,540,407
223,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	3.75%	09/15/31	210,197
500,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.13%	09/15/41	445,442
765,000	Rowlett TX Spl Assmnt Rev Trails at Cottonwood Creek Pub Imp Dist Major Imp Area Proj (a)	4.25%	09/15/51	649,384
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Cook Childrens Med Ctr	5.00%	12/01/44	1,000,288
5,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser B (Mandatory put 01/01/34)	5.50%	01/01/54	5,597,345
1,750,000	TX St Priv Activity Bond Surface Transprtn Corp Rev Ref Sr Lien Bond Surface Transprtn Corp, AMT	5.50%	06/30/42	1,877,007
250,000	TX St Transprtn Commn Central TX Turnpike Sys Rev Ref, Ser B	5.00%	08/15/37	251,676
				40,032,955
	Utah — 2.6%
1,500,000	Black Desert Pub Infra Dist Sr Bonds, Ser A (a)	4.00%	03/01/51	1,145,670
500,000	Downtown E Streetcar Swr Pub Infra Dist Sr Lien, Ser A (a)	5.75%	03/01/42	504,952
2,000,000	Jordanelle Ridge Pub Infra Structure Dist #2 UT, Ser A (a)	7.75%	03/01/54	2,037,820
1,000,000	Med Sch Cmps Pub Infra Dist UT, Ser A (a)	5.25%	02/01/40	896,788
1,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.25%	06/01/41	789,881
3,000,000	Mida Golf & Equestrian Ctr Pub Infra Dist UT Ltd (a)	4.63%	06/01/57	2,171,992
3,000,000	Military Installation Dev Auth UT Tax Allocation Rev, Ser A-2	4.00%	06/01/52	2,245,508
500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.13%	02/01/41	402,171
1,500,000	Red Bridge Pub Infra Dist #1 UT Sr Infra Dist, Ser 1-A (a)	4.38%	02/01/51	1,166,933
475,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Mountain W Montessori Acdmy Proj, Ser A (a)	5.00%	06/15/39	443,069
675,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy Proj, Ser A (a)	5.00%	06/15/39	633,580
1,605,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Wallace Stegner Acdmy, Ser A (a)	5.63%	06/15/42	1,597,607
				14,035,971
	Virginia — 1.8%
2,500,000	Botetourt Cnty VA Rsdl Care Fac Rev Ref Glebe Inc, Ser A	6.00%	07/01/44	2,502,735
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Lifespire of VA, Ser C	5.00%	12/01/47	$592,551
2,000,000	VA Small Busn Fing Auth Priv Activity Rev Sr Transform 66 P3 Proj, AMT	5.00%	12/31/49	2,016,117
1,000,000	VA St Small Bus Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/38	1,077,415
750,000	VA St Small Busn Fing Auth Rsdl Fac Care Rev Ref Lifespire of VA	4.00%	12/01/31	735,627
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury on Chesapeake Bay	5.00%	09/01/29	1,025,444
2,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Westminster Canterbury on Chesapeake Bay, Ser A	7.00%	09/01/53	2,170,801
				10,120,690
	Washington — 1.7%
2,000,000	Port of Seattle WA Rev Ref Intermediate Lein Priv Activity, Ser C, AMT	5.00%	08/01/46	2,101,677
1,000,000	Port of Seattle WA Rev Ref Intermediate Lien Priv Activity, Ser C, AMT	5.00%	08/01/39	1,069,398
1,950,000	Skagit Cnty WA Pub Hosp Dist #1 (g)	5.50%	12/01/54	2,062,566
875,000	WA St Hgr Edu Facs Auth Seattle Univ Proj Rev	4.00%	05/01/45	838,109
1,500,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/43	1,544,577
710,000	WA St Hsg Fin Commn Nonprofit Rev Spokane Int Acad Proj, Ser A (a)	5.00%	07/01/50	648,846
960,608	WA St Hsg Fin Commn Sustainable Ctf, Ser A-1	3.50%	12/20/35	905,367
				9,170,540
	West Virginia — 1.1%
750,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (a)	5.00%	06/01/33	778,059
500,000	Monongalia Cnty WV Commn TX Incr Rev Ref Dev Dist #4 Univ Twn Centre, Ser A (a)	5.75%	06/01/43	531,450
2,000,000	S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A (d)	4.50%	06/01/50	1,580,784
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	995,020
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,004,477
1,050,000	WV St Hosp Fin Auth Vandalia Hlth Grp, Ser B, AGM	5.50%	09/01/48	1,167,025
				6,056,815
	Wisconsin — 4.5%
1,600,000	Pub Fin Auth WI Chrt Sch Rev American Prep Acdmy Las Vegas 2 Proj, Ser A (a)	5.00%	07/15/54	1,442,145
445,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	4.00%	06/15/30	432,537
810,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/40	795,743
685,000	Pub Fin Auth WI Chrt Sch Rev Eno River Acdmy Proj, Ser A (a)	5.00%	06/15/54	633,720
475,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	4.00%	07/01/30	445,465
300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	6.38%	07/01/43	307,896
1,300,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	5.00%	07/01/55	1,088,393
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wisconsin (Continued)
$550,000	Pub Fin Auth WI Chrt Sch Rev Founders of Acdmy Las Vegas Proj, Ser A (a)	6.75%	07/01/58	$567,394
405,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	4.20%	07/15/27	399,620
375,000	Pub Fin Auth WI Chrt Sch Rev Ltd American Prep Acdmy Las Vegas Proj, Ser A (a)	5.13%	07/15/37	376,577
1,000,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/43	978,852
1,500,000	Pub Fin Auth WI Edu Rev Coral Acdmy Science Las Vegas, Ser A	5.00%	07/01/45	1,431,023
500,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/37	500,430
200,000	Pub Fin Auth WI Edu Rev Ref Mountain Island Chrt Sch Ltd	5.00%	07/01/52	189,131
1,140,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc	5.00%	06/15/42	1,108,013
1,175,000	Pub Fin Auth WI Edu Rev Triad Eductnl Svcs Inc, Ser A	4.00%	06/15/41	1,018,202
160,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/27	162,806
1,500,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	4.00%	12/01/41	1,309,264
1,000,000	Pub Fin Auth WI Hotel Rev Sr Lien Grand Hyatt San Antonio Hotel Acq Proj, Ser A	5.00%	02/01/42	1,038,089
1,335,000	Pub Fin Auth WI Retmnt Cmntys Rev Acts Retmnt Life Cmntys Inc Oblig Grp, Ser A	5.00%	11/15/41	1,392,606
2,000,000	Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A (d)	6.85%	01/01/51	1,483,359
1,000,000	Pub Fin Auth WI Rev Unrefunded Roseman Univ Hlth Sciences Proj (a)	4.00%	04/01/42	832,040
1,215,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (a)	5.00%	05/15/31	1,191,671
1,275,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (a)	5.00%	05/15/32	1,246,174
1,225,000	Pub Fin Auth WI Sr Living Rev Ref Mary’s Woods at Marylhurst Proj, Ser A (a)	5.25%	05/15/47	1,110,412
1,900,000	Pub Fin Auth WI Stdt Hsg Rev NC A&T Real Estate Fdtn LLC Proj, Ser B	5.00%	06/01/44	1,902,359
1,000,000	WI St Hlth & Eductnl Facs Auth Rev Bellin Memorial Hosp Inc, Ser A	5.50%	12/01/52	1,098,604
				24,482,525

	Total Investments — 96.8%			529,741,391
	(Cost $529,470,055)
	Net Other Assets and Liabilities — 3.2%			17,775,602
	Net Assets — 100.0%			$547,516,993
Futures Contracts at January 31, 2024 (See Note 2C - Futures Contracts in the Notes to Financial Statements):

Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 10-Year Treasury Notes	Short	28	Mar-2024	$(3,145,188)	$(29,750)
Ultra 10-Year U.S. Treasury Notes	Short	68	Mar-2024	(7,947,500)	(169,000)
				$(11,092,688)	$(198,750)

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $144,145,886 or
26.3% of net assets.

(b)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(c)	This issuer is in default and interest is not being accrued by the Fund.
(d)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers
(see Note 2D - Restricted Securities in the Notes to Financial Statements).

(e)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(f)	Zero coupon security.
(g)	When-issued security. The interest rate shown reflects the rate in effect at January 31, 2024. Interest will begin accruing on the security’s first settlement date.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$529,741,391	$—	$529,741,391	$—

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts**	$(198,750)	$(198,750)	$—	$—

*	See Portfolio of Investments for state and territory breakout.
**
Includes cumulative appreciation/depreciation on futures contracts as reported in the Futures Contracts table. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$529,741,391
Cash	9,825,901
Cash segregated as collateral for open futures contracts	315,808
Receivables:
Capital shares sold	11,958,297
Interest	5,529,557
Total Assets	557,370,954

LIABILITIES:
Payables:
Investment securities purchased	9,471,249
Investment advisory fees	311,259
Variation margin	71,453
Total Liabilities	9,853,961
NET ASSETS	$547,516,993

NET ASSETS consist of:
Paid-in capital	$582,854,539
Par value	114,500
Accumulated distributable earnings (loss)	(35,452,046)
NET ASSETS	$547,516,993
NET ASSET VALUE, per share	$47.82
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	11,450,002
Investments, at cost	$529,470,055
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statement of Operations
For the Six Months Ended January 31, 2024 (Unaudited)

INVESTMENT INCOME:
Interest	$11,286,502
Total investment income	11,286,502

EXPENSES:
Investment advisory fees	1,618,620
Total expenses	1,618,620
NET INVESTMENT INCOME (LOSS)	9,667,882

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,996,120)
Futures contracts	459,941
Net realized gain (loss)	(1,536,179)
Net change in unrealized appreciation (depreciation) on:
Investments	13,682,790
Futures contracts	(329,332)
Net change in unrealized appreciation (depreciation)	13,353,458
NET REALIZED AND UNREALIZED GAIN (LOSS)	11,817,279
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,485,161
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Statements of Changes in Net Assets

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$9,667,882	$12,857,943
Net realized gain (loss)	(1,536,179)	(14,661,583)
Net change in unrealized appreciation (depreciation)	13,353,458	469,999
Net increase (decrease) in net assets resulting from operations	21,485,161	(1,333,641)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(9,471,977)	(12,644,552)
Return of capital	—	(178,777)
Total distributions to shareholders	(9,471,977)	(12,823,329)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	144,578,958	198,607,434
Cost of shares redeemed	(18,402,713)	(114,077,874)
Net increase (decrease) in net assets resulting from shareholder transactions	126,176,245	84,529,560
Total increase (decrease) in net assets	138,189,429	70,372,590

NET ASSETS:
Beginning of period	409,327,564	338,954,974
End of period	$547,516,993	$409,327,564

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	8,700,002	6,900,002
Shares sold	3,150,000	4,250,000
Shares redeemed	(400,000)	(2,450,000)
Shares outstanding, end of period	11,450,002	8,700,002
See Notes to Financial Statements

First Trust Municipal High Income ETF (FMHI)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$47.05	$49.12	$56.69	$51.93	$52.48	$50.32
Income from investment operations:
Net investment income (loss)	0.97 (a)	1.82 (a)	1.50	1.59	1.64	1.69
Net realized and unrealized gain (loss)	0.74	(2.08)	(7.50)	4.83 (b)	(0.48)	2.27
Total from investment operations	1.71	(0.26)	(6.00)	6.42	1.16	3.96
Distributions paid to shareholders from:
Net investment income	(0.94)	(1.78)	(1.49)	(1.59)	(1.62)	(1.67)
Return of capital	—	(0.03)	(0.08)	(0.07)	(0.09)	(0.13)
Total distributions	(0.94)	(1.81)	(1.57)	(1.66)	(1.71)	(1.80)
Net asset value, end of period	$47.82	$47.05	$49.12	$56.69	$51.93	$52.48
Total return (c)	3.73%	(0.44)%	(10.74)%	12.57% (b)	2.25%	8.05%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$547,517	$409,328	$338,955	$283,461	$111,650	$62,979
Ratio of total expenses to average net assets	0.70% (d)	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net expenses to average net assets	0.70% (d)	0.65%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) to average net assets	4.18% (d)	3.88%	2.87%	3.00%	3.22%	3.44%
Portfolio turnover rate (e)	14%	69%	79%	19%	89%	71%

(a)	Based on average shares outstanding.
(b)
The Fund received a reimbursement from the advisor in the amount of $469 in connection with a trade error, which represents less than $0.01 per share. Since the advisor reimbursed the Fund, there was no effect on the Fund’s total return.

(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Municipal High Income ETF (the “Fund”), a diversified series of the Trust, which trades under the ticker “FMHI” on Nasdaq, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The primary investment objective of the Fund is to provide federally tax-exempt income, and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the “1933 Act”)) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2024, the Fund held $2,062,566 of when-issued or delayed-delivery securities. At January 31, 2024, the Fund had no forward purchase commitments.
C. Futures Contracts
The Fund may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statement of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statement of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statement of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments.
Restricted cash segregated as collateral for futures contracts in the amount of $315,808 is shown as “Cash segregated as collateral for open futures contracts” on the Statement of Assets and Liabilities.
D. Restricted Securities
The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of January 31, 2024, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
IN St Fin Auth Rev Eductnl Facs Rock Creek Cmnty Acdmy Proj, Ser A, 5.25%, 07/01/28	08/31/18	$200,000	$100.19	$201,165	$200,380	0.04%
Polk Cnty FL Indl Dev Auth Mineral Dev LLC Secondary Phosphate Tailings Recovery Proj, 5.88%, 01/01/33	10/23/20	1,000,000	96.51	1,000,000	965,106	0.17
Pub Fin Auth WI Rev Sr Proton Intl AR LLC, Ser A, 6.85%, 01/01/51	12/17/21	2,000,000	74.17	1,963,811	1,483,359	0.27
S Charleston WV Spl Dist Excise Tax Ref S Charleston Park Place Proj, Ser A, 4.50%, 06/01/50	01/14/22	2,000,000	79.04	2,006,018	1,580,784	0.29
				$5,170,994	$4,229,629	0.77%
E. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended July 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$122,735
Capital gains	—
Tax-exempt income	12,521,817
Return of capital	178,777
As of July 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$—
Accumulated capital and other gain (loss)	(33,632,415)
Net unrealized appreciation (depreciation)	(13,832,815)
F. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, the Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of January 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2023, for federal income tax purposes, the Fund had $33,632,415 of capital loss carryforwards available, to the extent provided by regulations, to offset future capital gains.
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2023, the Fund had no net ordinary losses.
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$529,470,055	$14,059,543	$(13,986,957)	$72,586
G. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund’s assets and is responsible for the Fund’s expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Prior to October 16, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which was covered under the annual unitary management fee. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	0.7000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.6825%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.6650%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.6475%
Fund net assets greater than $10 billion	0.6300%
Effective October 16, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to October 16, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH was responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH was

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $182,812,108 and $63,718,037, respectively.
For the six months ended January 31, 2024, the Fund had no in-kind transactions.
5. Borrowings
As of January 31, 2024, the Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV has a $550 million Credit Agreement with The Bank of Nova Scotia (“Scotia”) as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended January 31, 2024.
6. Derivative Transactions
The following table presents the types of derivatives held by the Fund at January 31, 2024, the primary underlying risk exposure and the location of these instruments as presented on the Statement of Assets and Liabilities.

		Asset Derivatives		Liability Derivatives
Derivative Instrument	Risk Exposure	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures contracts	Interest Rate Risk	Unrealized appreciation on futures contracts*	$—	Unrealized depreciation on futures contracts*	$198,750

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Fund’s Portfolio of Investments. Only the current day’s variation margin is presented on the Statement of Assets and Liabilities.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2024, on derivative instruments, as well as the primary underlying risk exposure associated with the instruments.

Statement of Operations Location
Interest Rate Risk Exposure
Net realized gain (loss) on futures contracts	$459,941
Net change in unrealized appreciation (depreciation) on futures contracts	(329,332)
During the six months ended January 31, 2024, the notional value of futures contracts opened and closed were $94,011,790 and $104,148,965, respectively.

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
The Fund does not have the right to offset financial assets and financial liabilities related to futures contracts on the Statement of Assets and Liabilities.
7. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
8. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2024.
9. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

Notes to Financial Statements (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
The Trust, on behalf of FMHI, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV, terminated the credit facility that it had with Scotia on February 28, 2024. Effective February 28, 2024, the Trust, on behalf of FMHI, along with First Trust Series Fund, First Trust Exchange-Traded Fund IV and First Trust Variable Insurance Trust, entered into a new Credit Agreement with BNYM as administrative agent for a group of lenders. The borrowing rate is the higher of the federal funds effective rate and the adjusted daily simple SOFR rate plus 1.00%. The commitment amount under the credit agreement is $620,000,000 and such commitment amount may be increased up to $700,000,000 with the consent of one or more lenders. BNYM charges on behalf of the lenders a commitment fee of 0.20% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged.

Additional Information
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Municipal High Income ETF (FMHI)
January 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended January 31, 2024

First Trust Exchange-Traded Fund III

First Trust Short Duration Managed Municipal ETF (FSMB)
First Trust Ultra Short Duration Municipal ETF (FUMB)

First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2024

Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (each such series is referred to as a “Fund” and collectively, as the “Funds”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Funds.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on each Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment. It includes details about each Fund and presents data and analysis that provide insight into each Fund’s performance and investment approach.
The statistical information that follows may help you understand each Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in the prospectus, the statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Exchange-Traded Fund III
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for certain series of the First Trust Exchange-Traded Fund III (the “Funds”), which contains detailed information about the Funds for the six-month period ended January 31, 2024.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Funds again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Short Duration Managed Municipal ETF (FSMB)
The First Trust Short Duration Managed Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. The Fund’s investment advisor seeks to construct a portfolio that has a weighted average duration of 1-3 years. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FSMB.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	Inception (11/1/18) to 1/31/24	5 Years Ended 1/31/24	Inception (11/1/18) to 1/31/24
Fund Performance
NAV	2.12%	2.19%	1.53%	1.73%	7.89%	9.44%
Market Price	2.37%	2.34%	1.61%	1.77%	8.32%	9.66%
Index Performance
Bloomberg Municipal Short (1-5) Year Index	2.13%	2.03%	1.27%	1.54%	6.50%	8.36%
Bloomberg Municipal Bond Index	2.70%	2.90%	2.00%	2.51%	10.38%	13.90%
(See Notes to Fund Performance Overview on page 7.)

Sector Allocation	% of Total Investments (including cash)
Utility	12.4%
Hospital	10.7
Gas	9.5
Insured	9.0
Government Obligation Bond - Unlimited Tax	7.6
Industrial Development Bond	7.1
Airport	6.1
Certificates of Participation	5.2
Special Assessment	4.6
Local Housing	3.6
Higher Education	3.6
Pre-refunded/Escrowed-to-maturity	3.6
Continuing Care Retirement Communities	3.2
Dedicated Tax	2.5
Toll Road	2.4
Water & Sewer	2.1
Government Obligation Bond - Limited Tax	1.8
Education	1.5
Port	1.3
Housing	1.1
Mass Transit	0.3
Tax Increment	0.3
Tobacco	0.2
Student Loan	0.1
Student Housing	0.0(1)
Cash	0.2
Total	100.0%

Credit Quality(2)	% of Total Investments (including cash)
AAA	11.6%
AA	35.5
A	29.0
BBB	11.1
BB	3.4
B	0.5
Not Rated	7.5
SP-1+ (short-term)	0.2
SP-1/MIG1 (short-term)	1.0
Cash	0.2
Total	100.0%

(1)	Amount is less than 0.1%.
(2)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Short Duration Managed Municipal ETF (FSMB) (Continued)

Performance of a $10,000 Initial Investment
November 1, 2018 - January 31, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
11/1/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
$11,390
$10,944
$10,836
First Trust Short Duration Managed Municipal ETF
Bloomberg Municipal Short (1-5) Year Index
Bloomberg Municipal Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in municipal bond investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB)
The First Trust Ultra Short Duration Municipal ETF (the “Fund”) seeks to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. Under normal market conditions, the weighted average duration of the Fund’s portfolio is expected to be less than one year. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “FUMB.”

Performance
			Average Annual Total Returns		Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	5 Years Ended 1/31/24	Inception (11/1/18) to 1/31/24	5 Years Ended 1/31/24	Inception (11/1/18) to 1/31/24
Fund Performance
NAV	1.80%	2.88%	1.30%	1.38%	6.69%	7.45%
Market Price	1.80%	2.89%	1.32%	1.37%	6.80%	7.40%
Index Performance
Bloomberg Municipal Short-Term Index	1.83%	3.16%	1.42%	1.47%	7.30%	7.96%
Bloomberg Municipal Bond Index	2.70%	2.90%	2.00%	2.51%	10.38%	13.90%
(See Notes to Fund Performance Overview on page 7.)

Sector Allocation	% of Total Investments (including cash)
Pre-refunded/Escrowed-to-maturity	13.9%
Government Obligation Bond - Unlimited Tax	12.0
Water & Sewer	9.1
Industrial Development Bond	8.6
Dedicated Tax	7.6
Insured	7.3
Certificates of Participation	7.2
Hospital	5.8
Gas	4.5
Utility	4.5
Airport	4.4
Local Housing	4.0
Government Obligation Bond - Limited Tax	3.5
Port	1.0
Toll Road	0.9
Other Revenue	0.9
Education	0.9
Higher Education	0.9
Housing	0.9
Special Assessment	0.5
Continuing Care Retirement Communities	0.3
Student Loan	0.0(1)
Cash	1.3
Total	100.0%

Credit Quality(2)	% of Total Investments (including cash)
AAA	19.6%
AA	40.0
A	18.6
BBB	4.8
BB	0.5
B	0.4
Not Rated	2.0
SP-1+ (short-term)	6.5
SP-1/MIG1 (short-term)	6.3
Cash	1.3
Total	100.0%

(1)	Amount is less than 0.1%.
(2)
The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings, or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest rating is used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Fund Performance Overview (Unaudited) (Continued)
First Trust Ultra Short Duration Municipal ETF (FUMB) (Continued)

Performance of a $10,000 Initial Investment
November 1, 2018 - January 31, 2024

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
11/1/18
1/31/19
7/31/19
1/31/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
$11,390
$10,796
$10,745
First Trust Ultra Short Duration Municipal ETF
Bloomberg Municipal Short-Term Index
Bloomberg Municipal Bond Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.
Performance in municipal bond investment
strategies can be impacted from the benefits of
purchasing odd lot positions. The impact of
these investments can be particularly
meaningful when funds have limited assets
under management and may not be a
sustainable source of performance as a fund
grows in size.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Notes to Fund Performance Overview (Unaudited)
Total returns for the periods since inception are calculated from the inception date of each Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated. The total returns would have been lower if certain fees had not been waived by the Advisor.
Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Prior to January 1, 2019, the price used was the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund were listed for trading as of the time that the Fund’s NAV was calculated. Since shares of each Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future performance.

Portfolio Management
First Trust Exchange-Traded Fund III
Semi-Annual Report
January 31, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Short Duration Managed Municipal ETF (“FSMB”) and the First Trust Ultra Short Duration Municipal ETF (“FUMB”) (each a “Fund” and collectively, the “Funds”). First Trust is responsible for the ongoing monitoring of each Fund’s investment portfolio, managing each Fund’s business affairs and providing certain administrative services necessary for the management of each Fund.
Portfolio Management Team
The following persons serve as portfolio managers of the Fund:
Tom Byron, Senior Vice President, Senior Portfolio Manager
Johnathan N. Wilhelm, Senior Vice President, Senior Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Tom Byron has served as portfolio manager since 2022 and Johnathan N. Wilhelm has served as portfolio manager since 2018.

First Trust Exchange-Traded Fund III
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)
As a shareholder of First Trust Short Duration Managed Municipal ETF or First Trust Ultra Short Duration Municipal ETF (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Short Duration Managed Municipal ETF (FSMB)
Actual	$1,000.00	$1,021.20	0.55%	$2.79
Hypothetical (5% return before expenses)	$1,000.00	$1,022.37	0.55%	$2.80
First Trust Ultra Short Duration Municipal ETF (FUMB)
Actual	$1,000.00	$1,018.00	0.45%	$2.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(August 1, 2023 through January 31, 2024), multiplied by 184/366 (to reflect the six-month period).

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.8%
	Alabama — 4.3%
$130,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1 (Mandatory put 12/01/25)	4.00%	12/01/49	$130,302
1,035,000	Black Belt Energy Gas Dist AL Gas Proj Rev Bonds Proj No. 7, Ser C-1 (Mandatory put 12/01/26)	4.00%	10/01/52	1,036,878
490,000	Black Belt Energy Gas Dist AL Gas Proj Rev Proj No. 6, Ser B (Mandatory put 12/01/26)	4.00%	10/01/52	490,889
1,000,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1 (Mandatory put 06/01/29)	5.25%	02/01/53	1,066,775
1,165,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/27	1,230,447
1,500,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser E	5.00%	06/01/26	1,542,685
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	102,005
1,000,000	Hlth Care Auth for Baptist Hlth AL Ref Affiliate of UAB Hlth Sys, Ser A	5.00%	11/15/29	1,093,763
500,000	Infirmary Hlth Sys AL Spl Care Facs Fing Auth Rev Infirmary Hlth Sys Inc, Ser A	5.00%	02/01/36	512,924
2,000,000	Jefferson Cnty AL Swr Rev Warrants Ref Warrants	5.00%	10/01/30	2,240,476
2,470,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	2,472,785
300,000	Midcity Impt Dist AL Spl Assmnt Rev	3.88%	11/01/27	282,787
1,335,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,335,474
2,000,000	SE Energy Auth AL Cmdy Sply Rev Proj #1, Ser A (Mandatory put 10/01/28)	4.00%	11/01/51	1,996,945
500,000	SE Energy Auth AL Cmdy Sply Rev Proj No. 3, Ser A-1	5.00%	12/01/26	518,110
2,000,000	Selma AL Indl Dev Brd Rev Var Ref Intl Paper Company Proj, Ser A (Mandatory put 10/01/24)	2.00%	11/01/33	1,971,312
				18,024,557
	Arizona — 1.7%
500,000	AZ St Indl Dev Auth Edu Rev Acads of Math & Science Proj, Ser B (a)	5.00%	07/01/29	505,784
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Sustainable Bonds, Ser B	5.00%	07/01/27	159,826
155,000	AZ St Indl Dev Auth Edu Rev Jerome Fac Proj Sustainable Bonds, Ser B	5.00%	07/01/29	160,365
1,180,000	AZ St Indl Dev Auth Edu Rev Pinecrest Acdmy Horizon Inspirada & St Rose Cmps, Ser A (a)	5.00%	07/15/28	1,195,717
125,000	AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a)	5.00%	07/01/26	125,708
230,000	AZ St Indl Dev Auth Edu Rev Ref Doral Acdmy of Northern NV Proj, Ser A (a)	4.00%	07/15/26	226,046
500,000	AZ St Indl Dev Auth Natl Chrt Sch Revolving Loan FD Equitable Sch Revolving Fund Sustainable Bonds, Ser A	4.00%	11/01/27	504,954
310,000	AZ St Indl Dev Auth Rev Lincoln S Beltway Proj	5.00%	11/01/25	320,702
1,250,000	Chandler AZ Indl Dev Auth Indl Dev Rev Var Intel Corp Proj, Ser 2022-2, AMT (Mandatory put 09/01/27)	5.00%	09/01/52	1,293,879
1,000,000	Coconino Cnty AZ Poll Controlcorp Var Ref NV Pwr Co Proj Remk, Ser B (Mandatory put 03/31/26)	3.75%	03/01/39	999,165
95,000	Glendale AZ Indl Dev Auth Sr Living Facs Rev Ref Royal Oaks Life Care Cmnty	4.00%	05/15/29	89,868
580,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	582,487
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Arizona (Continued)
$665,000	Pima Cnty AZ Indl Dev Auth Sr Living Rev La Posada at Pusch Ridge Proj, Ser A (a)	5.75%	11/15/25	$670,313
280,000	Santa Cruz Cnty AZ Pledged Rev Ref, AGM	4.00%	07/01/34	285,583
				7,120,397
	California — 4.3%
200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1	4.00%	02/01/24	200,000
250,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1	4.00%	08/01/24	250,464
350,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser A-1 (Mandatory put 08/01/28)	4.00%	05/01/53	352,287
1,500,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/31)	4.00%	02/01/52	1,514,052
1,000,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Sustainable Bond, Ser B-1 (Mandatory put 08/01/29)	5.00%	07/01/53	1,059,789
50,000	CA St Enterprise Dev Auth Stdt Hsg Rev M@College Proj, Ser A	5.00%	08/01/24	50,214
605,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys W, Ser A	4.00%	03/01/33	605,146
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	408,165
1,250,000	CA St Hlth Facs Fing Auth Rev Initial Entrance Fees, Ser A	3.85%	11/15/27	1,253,730
1,160,000	CA St Hlth Facs Fing Auth Rev Var Ref Stanford Hlth Care, Ser A (Mandatory put 08/15/25)	3.00%	08/15/54	1,158,896
1,350,000	CA St Infra & Econ Dev Bank Rev Brightline E Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (a) (b)	3.95%	01/01/50	1,350,127
525,000	CA St Muni Fin Auth Mobile Home Park Rev Ref Sr Caritas Projs, Ser A	5.00%	08/15/25	534,358
100,000	CA St Muni Fin Auth Ref Palomar Hlth, Ser A, AGM, COPS	5.00%	11/01/27	107,444
1,000,000	CA St Muni Fin Auth Spl Fac Rev United Airls Inc Proj, AMT	4.00%	07/15/29	999,847
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Ref Waste Mgmt Inc, Ser B-1, AMT	3.00%	11/01/25	994,580
455,000	CA St Sch Fin Auth Chrt Sch Rev Ref Classical Academies Oceanside Proj, Ser A (a)	4.00%	10/01/27	449,732
50,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/24	50,000
80,000	CA St Stwd Cmntys Dev Auth Spl Tax Rev Impt Area No. 1	4.00%	09/01/25	80,137
355,000	CA St Stwd Cmntys Dev Auth Stwd Rev Dev Auth, Ser 2021A	4.00%	09/02/25	354,265
100,000	Folsom Ranch CA Fing Auth Spl Tax Rev White Rock Springs Ranch	4.00%	09/01/26	100,764
200,000	Long Beach CA Arpt Rev Ref, Ser A, AGM	5.00%	06/01/26	211,004
1,490,000	Los Angeles CA Dept of Arpts Arpt Rev Sub Los Angeles Intl Arpt, Ser B, AMT	5.00%	05/15/26	1,543,999
730,000	Los Angeles CA Dept of Arpts Arpt Rev Subord Ref, Ser A, AMT	5.00%	05/15/29	793,111
95,000	March Jt Pwrs Redev Agy Successor Agy CA Tax Allocation Ref March Air Force Base Redev Proj, Ser A, BAM	4.00%	08/01/27	97,511
90,000	Rancho Cordova CA Cmnty Facs Dist Spl Tax Rev Grantline 208 Cmnty Fac Dt #2018-1	3.00%	09/01/24	89,403
150,000	River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs Dt #2003-1, Ser A-1, AGM	5.00%	09/01/26	158,058
60,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/24	59,365
70,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	3.00%	09/01/25	68,316
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	California (Continued)
$85,000	Roseville CA Spl Tax Svsp Westpark Federico Cmnty Facs Dt No. 1	4.00%	09/01/26	$85,110
65,000	San Diego CA Unif Sch Dist Ref Election 1998, Ser C-2, AGM	5.50%	07/01/25	67,639
100,000	San Diego Cnty CA Regl Arpt Auth Arpt Rev Subord Ref, Ser A	5.00%	07/01/24	100,861
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref, 2nd Ser, Ser A	4.00%	05/01/26	143,957
200,000	San Francisco CA City & Cnty Dev Spl Tax Dist No Mission Rock Fac and Svcs, Ser A (a)	4.00%	09/01/26	200,390
400,000	San Francisco City & Cnty CA Cmnty Facs Dist #2016-1, Ser 2021	4.00%	09/01/26	401,491
175,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/25	175,300
100,000	San Luis Obispo CA Cmnty Facs Dist #2019-1 Spl Tax	4.00%	09/01/26	100,617
1,500,000	Sanger CA Fing Auth Wstwtr Rev Ref, AGM (Pre-refunded maturity 06/15/24)	5.00%	06/15/34	1,540,321
225,000	Western Placer Wst Mgmt Auth CA Solid Wst Rev Landfill Impt Proj, Ser B	5.00%	06/01/34	243,527
				17,953,977
	Colorado — 2.3%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp (a)	5.00%	12/15/28	508,345
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	112,916
400,000	CO St Hlth Facs Auth Rev Commonspirit Hlth Oblig Grp, Ser A	5.00%	11/01/26	416,504
1,000,000	CO St Hlth Facs Auth Rev Ref Frasier Meadows Retmnt Cmnty Proj, Ser A	5.25%	05/15/30	1,024,137
125,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser B (Mandatory put 08/17/26)	5.00%	05/15/62	130,569
2,000,000	CO St Hlth Facs Auth Rev Var Ref Intermountain Hlthcare, Ser C (Mandatory put 08/15/28)	5.00%	05/15/62	2,173,672
1,000,000	Denver City & Cnty CO Arpt Rev Ref Sub Sys, Ser A, AMT	5.00%	12/01/31	1,064,441
1,000,000	Denver City & Cnty CO Arpt Rev Sub Sys, Ser B	5.00%	11/15/43	1,000,579
1,000,000	Denver City & Cnty CO Arpt Rev Var Ref, Ser B2, AMT (Mandatory put 11/15/25)	5.00%	11/15/31	1,024,172
770,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/25	791,574
1,000,000	Denver City & Cnty CO Arpt Rev, Ser A, AMT	5.00%	11/15/26	1,045,776
270,000	Gold Hill Mesa Met Dist #2 CO Ltd Tax & Spl Rev Ref, Ser A, BAM	5.00%	12/01/25	277,301
				9,569,986
	Connecticut — 2.3%
215,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser A	5.00%	07/01/30	235,434
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Hlthcare, Ser E	5.00%	07/01/25	50,343
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref St Supported Child Care	5.00%	07/01/29	175,568
100,000	CT St Hlth & Eductnl Facs Auth Rev Ref Yale Univ, Ser A-2 (Mandatory put 07/01/26)	2.00%	07/01/42	97,052
1,500,000	CT St Hlth & Eductnl Facs Auth Rev Var Remk, Ser A (Mandatory put 02/10/26)	2.80%	07/01/48	1,493,117
365,000	CT St Spl Tax Oblig Rev Ref Transprtn Infra, Ser B	5.00%	08/01/27	376,070
2,000,000	CT St Spl Tax Oblig Rev Transprtn Infra, Ser A	5.00%	09/01/30	2,108,007
140,000	CT St Spl Tax Oblig Rev, Ser B	5.00%	10/01/27	151,697
235,000	CT St Sustainable Bond, Ser F	5.00%	10/15/30	248,258
1,000,000	CT St, Ser B	5.00%	06/15/25	1,027,642
1,000,000	CT St, Ser D	4.00%	08/15/29	1,024,132
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut (Continued)
$1,500,000	E Hartford CT Hsg Auth Multifamily Hsg Rev Var Summerfield Townhouses Proj, Ser A (Mandatory put 02/01/25)	4.25%	02/01/27	$1,503,200
970,000	Univ of CT CT, Ser A	5.00%	11/01/26	1,028,337
25,000	Univ of CT CT, Ser A	5.00%	11/01/35	27,427
				9,546,284
	District of Columbia — 0.3%
1,060,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser A, AMT	5.00%	10/01/30	1,136,525
250,000	Met Washington DC Arpts Auth Arpt Sys Rev Ref, Ser B, AMT	5.00%	10/01/25	256,650
				1,393,175
	Florida — 8.0%
110,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/24	109,320
200,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/25	197,429
105,000	Alachua Cnty FL Hlth Facs Auth CCRC Ref Oak Hammock at the Univ of FL Inc Proj	4.00%	10/01/26	103,226
1,165,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Assmt Area 3A (a)	4.50%	11/01/29	1,177,481
380,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2021	2.38%	05/01/26	363,388
215,000	Babcock Ranch Cmnty Indep Spl Dist FL Spl Assmnt Rev Proj, Ser 2022	4.13%	05/01/27	213,507
160,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	2.63%	05/01/26	154,046
645,000	Berry Bay CDD FL Spl Assmnt Rev Assmnt Area One	3.13%	05/01/31	588,767
205,000	Black Creek FL CDD Spl Assmnt Expansion Area Proj	4.80%	06/15/27	206,637
1,125,000	Broward Cnty FL Arpt Sys Rev, Ser A, AMT	5.25%	10/01/24	1,126,737
400,000	Broward Cnty FL Port Facs Rev, AMT	5.00%	09/01/24	403,441
1,000,000	Broward Cnty FL Port Facs Rev Sr Bond, Ser B, AMT	5.00%	09/01/28	1,063,893
460,000	Cross Creek N CDD FL Spl Assmnt, Ser 2022	3.40%	05/01/27	452,332
810,000	Edgewater E CDD FL Spl Assmnt Rev Assmnt Area Two	3.00%	05/01/27	770,580
160,000	Epperson N CDD FL Capital Impt Rev Assmnt Area Three, Ser A	2.45%	11/01/26	151,971
400,000	Escambia Cnty FL Envrnmntl Impt Rev Var Ref Intl Paper Company Proj, Ser B (Mandatory put 10/01/24)	2.00%	11/01/33	394,262
500,000	FL St Dept Gen Svcs Div Facs Mgmt Rev Ref FL Facs Pool, Ser A	4.00%	09/01/30	523,911
110,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/24	109,715
330,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/25	328,217
155,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/26	155,315
150,000	FL St Dev Fin Corp Eductnl Facs Rev River City Science Acdmy Projs, Ser A	4.00%	07/01/28	151,216
105,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/24	104,592
100,000	FL St Dev Fin Corp Sr Living Rev Ref Glenridge on Palmer Ranch Proj (a)	4.00%	06/01/25	98,458
220,000	FL St Muni Pwr Agy Ref, Ser A	5.00%	10/01/30	229,558
785,000	Gtr Orlando FL Aviation Auth Arpt Facs Rev Prerefunded Priority Sub, Ser A, AMT	5.00%	10/01/24	791,439
65,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	64,435
2,890,000	Halifax FL Hosp Med Ctr Ref	5.00%	06/01/27	2,989,406
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$740,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	$740,342
845,000	Hidden Creek N Cmnty Dev Dist FL Spl Assmnt, Ser A1	4.00%	11/01/30	835,111
210,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev S Parcel Assmnt Area (a)	3.00%	05/01/25	206,594
55,000	Lakes of Sarasota CDD FL Impt Rev Phase 1 Proj Assmnt Area One, Ser A-1	2.75%	05/01/26	53,444
460,000	Lee Cnty FL Indl Dev Auth Hlthcr Facs Rev Shell Point Oblig Grp	4.00%	11/15/30	457,007
550,000	LTC Ranch W Rsdl Cmnty Dev Dist Spl Assmnt Rev Assmnt Area One Proj, Ser A	2.50%	05/01/26	527,610
500,000	Martin Cnty FL Hlth Facs Auth Martin Mem Med Ctr (Pre- refunded maturity 11/15/24)	5.00%	11/15/45	506,685
1,890,000	Miami-Dade Cnty FL Sch Brd Ref, Ser C, COPS	5.00%	02/01/32	1,960,850
4,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/30	4,404,762
305,000	Mirada II Cmnty Dev Dist FL Cap Impt Rev	2.50%	05/01/26	291,634
385,000	N Springs FL Impt Dist Heron Bay Wtr Mgmt Proj, Ser 2021-1, AGM	2.00%	05/01/26	368,669
1,770,000	Palm Beach Cnty FL Hlth Facs Auth Ref Acts Retmnt Life Cmntys Inc Oblig Grp	5.00%	11/15/32	1,832,661
125,000	Pine Isle Cmnty Dev Dist FL Spl Assmnt 2021 Proj (a)	2.38%	12/15/26	119,423
100,000	Poinciana FL W CDD Spl Assmnt Ref Sr, Ser 1, AGM	3.60%	05/01/26	100,719
40,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	3.50%	05/01/24	39,925
415,000	Rhodine Road N CDD FL Spl Assmnt 2019 Assmnt Area	4.00%	05/01/30	415,964
145,000	Saint Johns Cnty FL Indl Dev Auth Sr Living Rev Ref Vicar’s Landing Proj, Ser A	4.00%	12/15/24	143,968
960,000	San Simeon Cmnty Dev Dist FL Spl Assmnt (a)	3.75%	06/15/31	911,174
375,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/24	373,908
240,000	Sarasota Natl FL CDD Spl Assmnt Ref	3.00%	05/01/25	236,780
740,000	Shell Point Cmnty Dev Dist FL Spl Assmnt (a)	4.50%	11/01/29	743,857
155,000	Shingle Creek at Bronson CDD FL Spl Assmnt	2.50%	06/15/26	149,204
305,000	Silver Palms W CDD FL Spl Assmnt 2022 Proj	2.60%	06/15/27	285,107
215,000	Six Mile Creek FL CDD Capital Impt Rev Assmnt Area 3 Phase 1	2.50%	05/01/26	206,520
465,000	Summer Woods CDD FL Spl Assmnt Area Two 2020 Proj	3.30%	05/01/31	427,266
30,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	30,265
870,000	The Heights CDD FL Spl Assmnt Rev CDD	4.00%	01/01/28	861,892
325,000	Timber Creek SW CDD FL Spl Assmnt Area Two Proj	2.35%	12/15/26	307,964
780,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/26	778,906
825,000	Tolomato FL CDD Ref 2022A Assmnt Area, Ser A, AGM	3.00%	05/01/28	826,352
285,000	V-Dana CDD FL Spl Assmnt CDD Assmnt Area One 2021 Proj	2.60%	05/01/26	274,650
660,000	Veranda CDD II FL Spl Assmnt Rev Ref Assmt Area 3 Preserve E Proj	4.25%	05/01/31	662,107
225,000	Villamar CDD FL Spl Assmnt	4.00%	05/01/29	222,367
115,000	Vlg FL CDD #6 Spl Assmnt Rev Ref	4.00%	05/01/25	115,920
190,000	Westside Haines City CDD Spl Assmnt Area One Proj	2.50%	05/01/26	182,749
				33,625,635
	Georgia — 6.3%
2,000,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/26	2,077,279
1,660,000	Bartow Cnty GA Dev Auth Var GA Pwr Comp Plant Bowen Proj Remk (Mandatory put 08/19/25)	2.88%	08/01/43	1,629,027
250,000	Bartow Cnty GA Dev Auth Var Ref GA Pwr Co Plt Bowen Proj Remk, First Ser (Mandatory put 03/08/28)	3.95%	12/01/32	251,342
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj Remk (Mandatory put 06/13/24)	2.15%	10/01/32	$99,232
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, 1st Ser (b)	3.60%	07/01/49	1,000,000
3,100,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	3.65%	11/01/52	3,100,000
250,000	Columbia Cnty GA Hosp Auth Rev Anticipation Ctfs Wellstar Hlth Sys Inc Proj, Ser B	5.00%	04/01/27	266,802
735,000	GA St Ref Bid Grp 3, Ser C	4.00%	07/01/25	747,273
1,600,000	Heard Cnty GA Dev Auth Adj GA Pwr Co Plt Wansley Proj (b)	3.71%	09/01/26	1,600,000
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	242,638
2,000,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/29	2,096,466
4,265,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/27)	4.00%	07/01/52	4,285,400
510,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 12/01/29)	4.00%	09/01/52	510,637
2,180,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A (Mandatory put 09/01/31)	5.00%	05/01/54	2,334,278
800,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/26	816,664
1,290,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser C (Mandatory put 09/01/26)	4.00%	03/01/50	1,298,049
1,000,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	968,750
1,700,000	Monroe Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plt Scherer Proj Remk, 2nd Ser (Mandatory put 03/06/26)	3.88%	10/01/48	1,704,691
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J Bonds, Ser A, AGM	5.00%	07/01/30	224,252
200,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj J, Ser A, AGM	5.00%	07/01/26	209,196
405,000	Muni Elec Auth of GA Plant Vogtle Units 3&4 Proj M, Ser A, AGM	5.00%	07/01/28	440,548
150,000	Muni Elec Auth of GA Ref Subord General Resolution Projs, Ser A	4.00%	01/01/25	150,751
285,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/24	287,993
225,000	Priv Clgs & Univs Auth GA Ref Mercer Univ Proj	5.00%	10/01/25	231,353
				26,572,621
	Hawaii — 0.0%
150,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	151,425
	Idaho — 0.3%
1,350,000	ID St Hlth Facs Auth Rev Ref St Lukes Hlth System Proj, Ser A	5.00%	03/01/24	1,351,547
	Illinois — 9.5%
590,000	Bolingbrook IL Ref, Ser A, AGM	5.00%	01/01/32	628,441
115,000	Chicago IL Brd of Edu Chicago Sch Reform Brd, Ser A, NATL-RE	5.50%	12/01/26	119,037
110,000	Chicago IL Brd of Edu Ref, Ser A	5.00%	12/01/26	113,274
625,000	Chicago IL Brd of Edu Sustainable Bond, Ser E	5.13%	12/01/32	626,007
500,000	Chicago IL Mf Hsg Rev Var Covent Apartments Proj (Mandatory put 09/01/24)	4.00%	09/01/25	500,599
1,000,000	Chicago IL Midway Arpt Rev Ref 2nd Lien, Ser A, AMT	5.00%	01/01/27	1,002,833
500,000	Chicago IL Midway Arpt Rev Ref Sr Lien, Ser A, AMT, BAM	5.00%	01/01/27	522,031
520,000	Chicago IL O’Hare Intl Arpt Rev Gen Sr Lien, Ser D, AMT	5.00%	01/01/29	542,607
500,000	Chicago IL O’Hare Intl Arpt Rev Ref Sr Lien O’Hare Intl Arpt, Ser C, AMT	5.00%	01/01/26	514,081
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$210,000	Chicago IL Ref 2003B Remk	5.00%	01/01/26	$212,207
100,000	Chicago IL Ref 2003B Remk (Pre-refunded maturity 01/01/25)	5.13%	01/01/27	101,830
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	62,568
110,000	Chicago IL Ref, Ser C	5.00%	01/01/26	112,902
260,000	Chicago IL Ref, Ser C	5.00%	01/01/35	263,131
70,000	Chicago IL Unrefunded, Ser A	5.00%	01/01/26	70,736
1,500,000	Chicago IL Wtrwks Rev 2nd Lien Remk, BAM	5.00%	11/01/30	1,570,746
2,230,000	Chicago IL Wtrwks Rev Ref 2nd Lien, AGM	5.25%	11/01/34	2,406,315
80,000	Chicago IL, Ser A (Pre-refunded maturity 01/01/25)	5.00%	01/01/26	81,157
675,000	Cook Cnty IL Sales Tax Rev Ref, Ser A	5.00%	11/15/29	753,006
2,311,000	Gilberts IL Spl Svc Area #15 Ref, AGM	5.00%	03/01/29	2,313,193
205,000	Glencoe IL, Ser A	3.00%	12/15/28	204,615
345,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	347,830
1,265,000	IL St Fin Auth Rev Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/39	1,277,996
225,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/27	238,613
2,000,000	IL St Fin Auth Rev Ref Ascension Hlth Credit Grp, Ser C	5.00%	02/15/30	2,106,271
1,000,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/24	1,012,265
1,755,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/30	1,788,121
1,500,000	IL St Fin Auth Rev Var Uchicago Medicine, Ser B2 (Mandatory put 08/15/27)	5.00%	08/15/52	1,596,163
2,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var 6900 Crandon (Mandatory put 02/01/26)	5.00%	02/01/27	2,050,787
1,000,000	IL St Hsg Dev Auth Mf Hsg Rev Var Berry Manor (Mandatory put 09/01/24)	4.00%	09/01/25	1,000,855
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	627,297
2,000,000	IL St Muni Elec Agy Pwr Sply Ref, Ser A	5.00%	02/01/26	2,053,355
550,000	IL St Ref, Ser B	5.00%	03/01/25	559,615
500,000	IL St Sales Tax Rev Ref, Subser C, BAM	4.00%	06/15/27	506,943
180,000	IL St Toll Hwy Auth Sr, Ser B	5.00%	01/01/33	188,327
250,000	IL St, Ser B	5.00%	05/01/28	268,716
2,325,000	IL St, Ser C	5.00%	11/01/29	2,483,208
725,000	Macon Cnty IL Sch Dist #61 Ref, Ser C, AGM	4.00%	01/01/30	749,192
710,000	Railsplitter IL Tobacco Stlmt Auth (Pre-refunded maturity 06/01/26)	5.00%	06/01/27	744,456
1,055,000	Rock Island Cnty IL Sch Dist #41 Rock Island, BAM	5.00%	12/01/29	1,155,483
585,000	Sales Tax Securitization Corp IL Ref Sales Tax Securitiztn, Ser A	5.00%	01/01/29	631,511
2,750,000	Schaumburg IL Ref	4.00%	12/01/24	2,761,487
355,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/26	360,284
1,000,000	Springfield IL Elec Rev Ref Sr Lien	5.00%	03/01/28	1,015,097
400,000	Univ of IL IL Revs Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/27	407,483
1,000,000	Wauconda IL Spl Svc Area #1 Spl Tax Ref, BAM	5.00%	03/01/33	1,012,153
				39,664,824
	Indiana — 3.0%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	116,459
2,000,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 03/01/24) (b)	4.50%	05/01/34	2,000,023
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Indiana (Continued)
$2,000,000	IN St Fin Auth Envrnmntl Facs Rev Var Ref IN Pwr & Light Co Proj, Ser A	1.40%	08/01/29	$1,727,581
1,635,000	IN St Fin Auth Hlth Sys Rev IN Univ Hlth Oblig Grp, Ser B (Mandatory put 07/01/25)	2.25%	12/01/58	1,607,112
80,000	IN St Fin Auth Rev BHI Sr Living, Ser A	4.00%	11/15/26	78,918
315,000	IN St Fin Auth Rev Cmnty Fdtn of NW IN Ref	5.00%	03/01/31	321,466
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser A	3.13%	07/01/25	986,770
1,000,000	Rockport IN Poll Control Rev Ref AEP Generating Company Proj Remk, Ser B	3.13%	07/01/25	986,771
3,610,000	Rockport IN Poll Control Rev Ref IN MI Pwr Co Proj Remk, Ser A	3.05%	06/01/25	3,577,794
1,360,000	Whiting IN Envrnmntl Facs Rev Ref BP Products N America Inc Proj, Ser A, AMT (Mandatory put 06/05/26)	5.00%	12/01/44	1,386,991
				12,789,885
	Iowa — 0.9%
2,305,000	Johnston IA Cmnty Sch Dist Infra Sales Svcs & Ref, AGM	8.35%	07/01/24	2,353,537
1,310,000	Pefa Inc IA Gas Proj Rev (Mandatory put 09/01/26)	5.00%	09/01/49	1,343,230
				3,696,767
	Kansas — 0.9%
1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	1,005,191
2,660,000	Johnson Cnty KS Unif Sch Dist #512 Shawnee Mission Ref, Ser A	3.25%	10/01/28	2,672,496
				3,677,687
	Kentucky — 1.9%
165,000	Estrn KY Univ Gen Recpts, Ser A	5.00%	04/01/28	173,201
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Hlthcare Inc, Ser B, CABS, NATL-RE	(c)	10/01/25	224,729
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	20,131
355,000	KY St Hgr Edu Stdt Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	366,144
300,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/25	307,711
175,000	KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE	5.00%	09/01/30	178,594
475,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	475,558
325,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C (Mandatory put 02/01/28)	4.00%	02/01/50	325,678
100,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/24	101,083
330,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/25	339,805
190,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/30	197,726
595,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Ref Norton Hlthcare Inc, Ser A	5.00%	10/01/31	618,645
200,000	Louisville & Jefferson Cnty KY Met Govt Hlth Sys Rev Var Norton Hlthcare Inc, Ser C (Mandatory put 10/01/26)	5.00%	10/01/47	207,848
2,100,000	Meade Cnty KY Indl Bldg Rev Var Nucor Steel Brandenburg Proj Sustainable Bond, Ser B-1 (b)	4.05%	08/01/61	2,100,000
1,195,000	Paducah KY Elec Plant Brd Rev Ref, Ser A, AGM	5.00%	10/01/30	1,251,170
1,000,000	Trimble Cnty KY Envrnmntl Facs Rev Var Louisville Gas & Elec Co Proj, Ser A, AMT (Mandatory put 06/01/27)	4.70%	06/01/54	1,013,823
				7,901,846
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana — 1.6%
$500,000	E Baton Rouge Parish LA Sales Tax Rev Ref Road & Street Impt	5.00%	08/01/28	$512,122
1,150,000	LA St Pub Facs Authsol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,168,149
150,000	LA St Univ & Agric & Mech Clg Ref Auxiliary, Ser A	5.00%	07/01/26	155,655
495,000	LA St, Ser A	4.00%	02/01/29	495,000
20,000	New Orleans LA Aviation Brd Gen Arpt N Term, Ser B, AMT	5.00%	01/01/28	20,780
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	459,363
100,000	New Orleans LA Aviation Brd, Ser B, AMT, AGM	5.00%	01/01/32	100,951
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,020,158
2,150,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	2,125,719
590,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj Remk, Subser 2017B-2 (Mandatory put 07/01/26)	2.38%	06/01/37	562,130
				6,620,027
	Maine — 0.2%
1,000,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	1,003,352
	Maryland — 1.0%
480,000	Howard Cnty MD Ref, Ser A	5.00%	08/15/24	485,363
1,550,000	MD St Econ Dev Corp Var Ref Constellation Energy Grp Proj Remk, Ser B (Mandatory put 04/03/28)	4.10%	10/01/36	1,587,543
1,000,000	MD St First Ser	4.00%	06/01/29	1,002,066
100,000	MD St Hlth & Hgr Eductnl Facs Auth Rev Ref Stevenson Univ Proj, Ser A	5.00%	06/01/28	104,651
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	944,238
				4,123,861
	Massachusetts — 0.0%
150,000	MA St Bay Transprtn Auth Sales Tax Rev Unrefunded Subord Sustainable Bonds, BANS	4.00%	05/01/25	152,174
	Michigan — 2.2%
220,000	Detroit MI	5.00%	04/01/26	225,121
20,000	Detroit MI Downtown Dev Auth Tax Incr Rev Ref Catalyst Dev Proj, Ser A, AGM	5.00%	07/01/31	20,109
435,000	Great Lakes MI Wtr Auth Sewage Disposal Sys Rev Ref 2nd Lien, Ser C	5.00%	07/01/36	451,029
140,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Ref Second Lien, Ser D	5.00%	07/01/36	145,522
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bonds, Ser B	5.00%	07/01/29	447,303
1,000,000	MI St Bldg Auth Rev Var Facs Prog Multi-Modal, Ser I (b)	4.65%	04/15/58	1,000,000
85,000	MI St Fin Auth Rev Ref Henry Ford Hlth Sys	4.00%	11/15/36	83,911
155,000	MI St Fin Auth Rev Ref Hosp McLaren Hlth Care, Ser A	5.00%	05/15/27	158,047
1,000,000	MI St Fin Auth Rev Ref Loc Govt Loan Prog Great Lakes Wtr Auth, Ser D4	5.00%	07/01/30	1,006,583
500,000	MI St Fin Auth Rev Ref Sr Lien Great Lakes Wtr Auth, Ser C-6	5.00%	07/01/32	503,271
1,680,000	MI St Fin Auth Rev Sr Lien Great Lakes Wtr Auth, Ser C-3, AGM	5.00%	07/01/29	1,691,476
1,790,000	MI St Fin Auth Rev Var Trinity Hlth Credit Grp, Ser B (Mandatory put 12/01/28)	5.00%	12/01/43	1,928,035
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,500,000	MI St Strategic Fund Ltd Oblg Rev Var Sustainable Bond Recycled Brd Machine Proj, AMT (Mandatory put 10/01/26)	4.00%	10/01/61	$1,485,371
90,000	Wayne Cnty MI Arpt Auth Rev Ref, Ser F, AMT	5.00%	12/01/25	92,032
				9,237,810
	Minnesota — 2.7%
650,000	Alexandria MN Indep Sch Dist #206 Ref Sch Bldg, Ser B	5.00%	02/01/24	650,000
2,250,000	Buffalo MN Indep Sch Dist #877	3.00%	02/01/29	2,243,400
3,510,000	Hennepin Cnty MN Sales Tax Rev Ref 1st Lien Ballpark Proj, Ser A	5.00%	12/15/30	3,698,151
1,000,000	Minneapolis MN Hlth Care Sys Rev Var Allina Hlth Sys, Ser A (Mandatory put 11/15/28)	5.00%	11/15/52	1,084,245
1,000,000	Minneapolis MN Mf Rev Var Greenway Apartments Proj (Mandatory put 08/01/24)	2.70%	08/01/25	991,031
2,500,000	MN Muni Gas Agy Cmdy Sply Rev, Ser A	4.00%	12/01/25	2,518,346
				11,185,173
	Mississippi — 0.4%
1,400,000	MS St Busn Fin Corp Sol Wst Disp Rev Adj MS Pwr Co Proj Remk, AMT (b)	3.50%	07/01/25	1,400,000
225,000	MS St Busn Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj Remk, AMT (Mandatory put 06/03/24)	2.20%	03/01/27	223,074
				1,623,074
	Missouri — 1.1%
1,000,000	Kansas City MO Indl Dev Auth Arpt Spl Oblig Kansas City Intl Arpt, Ser A, AMT	5.00%	03/01/30	1,082,054
635,000	Met Saint Louis MO Swr Dist Wstwtr Sys Rev Ref & Impt, Ser B (Forward refunding maturity 05/01/25)	5.00%	05/01/33	649,883
1,230,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	1,237,876
235,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/27	230,515
760,000	MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs Projs	4.00%	02/01/28	741,897
200,000	Plaza at Noah’s Ark Cmnty Impt Dist MO Tax Incr & Impt Ref	3.00%	05/01/24	199,230
575,000	Saint Louis Cnty MO Pattonville Sch Dist #R-3	4.00%	03/01/25	581,997
				4,723,452
	Montana — 0.1%
275,000	Forsyth MT Poll Control Rev Ref Puget Sound Energy Proj, Ser A (Mandatory put 03/01/24)	3.90%	03/01/31	271,321
	Nebraska — 0.7%
1,000,000	Centrl Plains Energy Proj NE Gas Proj Rev Var Ref Proj #4, Ser A (Mandatory put 11/01/29)	5.00%	05/01/54	1,057,193
400,000	Muni Energy Agy of NE Ref	5.00%	04/01/28	421,983
250,000	Omaha NE Pub Dist Elec Rev Ref Sys, Ser A	5.00%	02/01/28	260,904
1,235,000	Omaha NE Pub Facs Corp Lease Rev, Ser A	4.00%	04/15/25	1,247,921
				2,988,001
	Nevada — 0.5%
120,000	Clark Cnty NV Sch Dist Bldg Cr, Ser B, AGM	5.00%	06/15/31	131,972
270,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	270,848
1,000,000	Las Vegas NV Spl Impt Dist #812 Loc Impt Summerlin Vlg 24	5.00%	12/01/31	1,008,962
300,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/24	297,381
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Nevada (Continued)
$225,000	Las Vegas NV Spl Impt Dist #816 Summerlin Vlg 22	2.00%	06/01/26	$211,007
275,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	280,660
				2,200,830
	New Hampshire — 0.3%
1,175,000	Natl Fin Auth NH Pollution Control Rev Ref NY St Elec & Gas Corp Proj, Ser A, AMT	4.00%	12/01/28	1,188,154
	New Jersey — 3.0%
1,000,000	Casino Reinvestment Dev Auth NJ Luxury Tax Rev Ref, AGM	5.00%	11/01/29	1,015,197
1,000,000	Gloucester Twp NJ, Ser A, BANS	5.00%	07/25/24	1,007,192
1,000,000	NJ St	2.00%	06/01/24	993,721
2,000,000	NJ St	2.00%	06/01/29	1,854,515
250,000	NJ St Covid-19 Go Emergency Bonds, Ser A	4.00%	06/01/30	270,113
580,000	NJ St Econ Dev Auth Rev Portal N Bridge Proj NJ Transit Transprtn Proj Bonds, Ser A	5.00%	11/01/26	612,358
110,000	NJ St Econ Dev Auth Rev Ref Sch Facs Constr, Ser PP	3.50%	06/15/27	109,781
2,000,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-2 (Mandatory put 07/01/25)	5.00%	07/01/42	2,049,717
340,000	NJ St Hlth Care Facs Fing Auth Rev Ref Rwj Barnabas Hlth Oblig Grp Issue, Ser B-3 (Mandatory put 07/01/26)	5.00%	07/01/45	353,137
1,000,000	NJ St Hsg & Mtge Fin Agy Rev Ref Sf Hsg, Ser D, AMT	4.00%	04/01/24	999,988
2,275,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	2,128,883
1,000,000	Tobacco Stlmt Fing Corp NJ Ref, Ser A	5.00%	06/01/24	1,004,673
				12,399,275
	New Mexico — 0.5%
2,000,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co NM San Juan Proj Remk, Ser D (Mandatory put 06/01/28)	3.90%	06/01/40	2,013,158
	New York — 1.8%
2,000,000	Chautauqua Cnty NY Capital Res Corp Exempt Facs Rev Var Ref NRG Energy Proj Remk (Mandatory put 04/03/28)	4.25%	04/01/42	2,021,049
125,000	Long Beach NY, Ser B	5.50%	07/15/25	128,225
2,000,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds, Ser F-2A (Mandatory put 12/22/26)	3.40%	11/01/62	1,994,277
1,350,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev 2nd General Resolution, Ser DD	5.00%	06/15/35	1,353,747
340,000	New York City NY Transitional Fin Auth Bldg Aid Rev Ref Fiscal 2018, Ser S-1	5.00%	07/15/35	362,581
305,000	NY St Transprtn Dev Corp Spl Fac Rev Ref American Airls Inc John F Kennedy Intl Arpt Proj, AMT	2.25%	08/01/26	293,313
180,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/26	185,730
1,180,000	Port Auth of NY & NJ NY Ref, 194th Ser	5.00%	10/15/34	1,217,230
				7,556,152
	North Carolina — 2.4%
400,000	Charlotte Mecklenburg NC Hosp Auth Hlth Care Sys Rev Var Atrium Hlth Remk, Ser D (Mandatory put 06/15/27)	3.63%	01/15/48	401,914
250,000	Charlotte NC Arpt Rev, Ser A	5.00%	07/01/30	269,872
1,000,000	Columbus Cnty NC Indl Facs & Poll Control Fing Auth Rev Var Ref Intl Paper Co Proj, Ser A (Mandatory put 06/16/25)	1.38%	05/01/34	964,370
400,000	NC St Capital Facs Fin Agy Eductnl Facs Rev Ref High Point Univ	5.00%	05/01/28	428,724
1,000,000	NC St Grant Anticipation Rev Vehcl, GARVEE	5.00%	03/01/26	1,020,679
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	North Carolina (Continued)
$3,435,000	NC St Med Care Commn Hosp Rev Caromont Hlth, Ser B (Mandatory put 02/01/26)	5.00%	02/01/51	$3,553,049
2,500,000	NC St Turnpike Auth, BANS	5.00%	02/01/24	2,500,000
170,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/29	184,579
580,000	Raleigh Durham NC Arpt Auth Arpt Rev Ref, Ser A, AMT	5.00%	05/01/35	604,736
				9,927,923
	North Dakota — 0.3%
1,400,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,386,968
	Ohio — 3.1%
75,000	NE OH Med Univ Gen Recpts Ref, Ser A	5.00%	12/01/24	75,725
1,000,000	OH St Air Quality Dev Auth American Elec Pwr Co Proj Remk, Ser A (Mandatory put 10/01/29)	2.40%	12/01/38	887,337
1,000,000	OH St Air Quality Dev Auth OH Vly Elec Corp Proj Remk, Ser C (Mandatory put 11/04/25)	1.50%	02/01/26	929,435
900,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	880,118
2,700,000	OH St Air Quality Dev Auth Var OH Vly Elec Corp Proj Remk, Ser B (Mandatory put 11/01/24)	1.38%	02/01/26	2,614,784
2,870,000	OH St Air Quality Dev Auth Var Ref Duke Energy Corp Proj, Ser A, AMT (Mandatory put 06/01/27)	4.25%	11/01/39	2,900,514
200,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	203,436
235,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/33	254,324
1,250,000	OH St Hosp Rev Var Cleveland Clinic Hlth Sys Remk, Ser C (Mandatory put 05/01/28)	2.75%	01/01/52	1,229,846
1,000,000	OH St Hosp Rev Var Ref Univ Hosps Hlth Sys Inc, Ser A (b)	4.90%	01/15/45	1,000,000
1,990,000	OH St, Ser A	5.00%	02/01/31	2,072,850
				13,048,369
	Oklahoma — 0.5%
1,500,000	Canadian Cnty OK Eductnl Facs Auth Educ Facs Lease Rev Yukon Pub Sch Proj	5.00%	09/01/27	1,591,187
300,000	Oklahoma Cnty OK Fin Auth Eductnl Facs Lease Rev Midwest City De City Pub Schs Proj	5.00%	10/01/26	314,817
				1,906,004
	Oregon — 0.9%
1,070,000	OR St Article XI-P Schs Dist Capital Projs, Ser G	5.00%	12/01/30	1,132,211
260,000	Port of Portland OR Arpt Rev Portland Intl Arpt, Ser 25B, AMT	5.00%	07/01/27	274,931
1,170,000	Port of Portland OR Arpt Rev Ref Portland Intl Arpt, Ser 23	5.00%	07/01/34	1,197,041
130,000	Port of Portland OR Arpt Rev, Ser 24B, AMT	5.00%	07/01/33	135,003
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/25	260,558
265,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	5.00%	05/15/26	266,686
260,000	Salem OR Hosp Fac Auth Rev Ref Capital Manor Proj	4.00%	05/15/29	252,382
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/25	101,556
100,000	Union Cnty OR Hosp Fac Auth Grande Ronde Hosp	5.00%	07/01/26	102,763
				3,723,131
	Pennsylvania — 4.7%
1,500,000	Allegheny Cnty PA Indl Dev Auth Envrnmtl Impt Rev Ref United States Steel Corp Proj	4.88%	11/01/24	1,502,783
1,000,000	Cmwlth Fing Auth PA Tobacco Master Stlmt Payment Rev Bonds	5.00%	06/01/30	1,077,142
395,000	Cumberland Cnty PA Muni Auth Prerefunded Ref Diakon Lutheran Ministries Proj (Pre-refunded maturity 01/01/25)	5.00%	01/01/38	401,428
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$90,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/24	$90,745
175,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/25	178,391
390,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/28	398,433
170,000	E Hempfield Twp PA Indl Dev Auth Ref Willow Vly Cmntys Proj	5.00%	12/01/30	173,817
50,000	Erie PA Hgr Edu Bldg Auth AICUP Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/24	50,029
75,000	Erie PA Hgr Edu Bldg Auth AICUP Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/25	75,430
75,000	Erie PA Hgr Edu Bldg Auth AICUP Fing Prog Gannon Uni Proj Ref, Ser TT1	5.00%	05/01/26	76,070
80,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/24	80,031
150,000	Latrobe PA Indl Dev Auth Univ Rev Ref Seton Hill Univ	5.00%	03/01/25	151,018
255,000	Lehigh Cnty PA Gen Purp Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	266,544
1,000,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj 2016 Remk, Ser B	2.63%	02/15/27	974,438
2,450,000	Lehigh Cnty PA Indl Dev Auth Ref Ppl Elec Util Corp Proj Remk, Ser A	3.00%	09/01/29	2,392,010
175,000	Montgomery Cnty PA Indl Dev Auth Ref Waverly Heights Ltd Proj	4.00%	12/01/26	176,252
400,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	404,809
210,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	215,118
150,000	Northampton Cnty PA Gen Purp Auth Clg Rev Ref Moravian Clg	5.00%	10/01/30	154,184
180,000	PA St Econ Dev Fing Auth Rev Ref UPMC	4.00%	03/15/35	180,306
1,000,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Draw Down Rep Svcs Inc Remk, Ser B-2, AMT (Mandatory put 07/15/24) (b)	4.00%	04/01/49	1,000,115
250,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 04/15/24) (b)	4.00%	04/01/49	250,012
2,100,000	PA St Econ Dev Fing Auth T/E Priv Activity Rev The Penndot Major Bridges Package One Proj P3 Proj, AMT	5.00%	12/31/29	2,297,273
465,000	PA St Hsg Fin Agy Sf Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	459,974
405,000	PA St Ref, 1st Ser	5.00%	09/15/27	426,713
1,380,000	PA St Turnpike Commn Turnpike Rev Ref Mtr License Fund Enh Trn Pke Subord	5.00%	12/01/30	1,456,085
1,000,000	PA St Turnpike Commn Turnpike Rev Ref Sub	5.00%	06/01/29	1,032,333
375,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser A	5.00%	12/01/36	392,123
180,000	PA St Turnpike Commn Turnpike Rev Ref Sub, Ser B	5.00%	06/01/39	185,043
1,735,000	PA St Turnpike Commn Turnpike Rev, Ser A-1	5.00%	12/01/36	1,794,302
185,000	PA St, 1st Ser 2020	5.00%	05/01/29	207,507
570,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/24	571,100
300,000	Philadelphia PA Auth for Indl Dev Chrt Sch Rev Ref String Theory Chrt Sch Proj (a)	5.00%	06/15/25	302,629
330,000	Philadelphia PA Auth for Indl Dev Temple Univ Rev Ref, 1st Ser 2015	5.00%	04/01/27	337,314
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	37,555
				19,769,056
	Puerto Rico — 0.2%
389,448	Puerto Rico Cmwlth Restructured, Ser A, CABS	(c)	07/01/24	382,794
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Puerto Rico (Continued)
$169,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	$166,593
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	288,734
				838,121
	Rhode Island — 0.4%
1,670,000	Providence RI Pub Bldgs Auth Rev, Ser A, AGM	5.00%	09/15/30	1,825,098
	South Carolina — 0.8%
355,000	Berkeley Cnty SC Assmnt Rev Nexton Impt Dist	4.00%	11/01/30	341,819
2,000,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/25	2,078,270
700,000	SC St Jobs Econ Dev Auth Econ Dev Rev Ref The Woodlands at Furman	4.00%	11/15/27	683,856
190,000	SC St Pub Svc Auth Rev Prerefunded Ref, Ser A	5.00%	12/01/24	193,023
60,000	SC St Pub Svc Auth Rev Unrefunded Ref, Ser A	5.00%	12/01/24	60,663
				3,357,631
	South Dakota — 0.4%
355,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/27	367,480
330,000	SD St Hlth & Eductnl Facs Auth Ref Sanford Oblig Grp	5.00%	11/01/35	339,896
150,000	SD St Hlth & Eductnl Facs Auth Ref Westhills Vlg Retmnt Cmnty Issue	3.00%	09/01/26	147,523
990,000	SD St Hsg Dev Auth Ref Homeownership Mtge, Ser E, AMT	2.80%	11/01/25	972,642
				1,827,541
	Tennessee — 1.9%
350,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Belmont Univ	5.00%	05/01/28	378,024
145,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Trevecca Nazarene Univ Proj, Ser B	4.00%	10/01/26	143,572
450,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/27	474,351
2,000,000	Montgomery Cnty TN Ref, Ser A	5.00%	04/01/24	2,006,310
1,595,000	TN St Energy Acq Corp Gas Rev (Mandatory put 11/01/25)	4.00%	11/01/49	1,597,459
2,500,000	TN St Energy Acq Corp Gas Rev Var Ref Gas Proj, Ser A-1 (Mandatory put 05/01/28)	5.00%	05/01/53	2,599,283
765,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/26	785,821
				7,984,820
	Texas — 12.3%
250,000	Arlington TX Hgr Edu Fin Corp Edu Rev Ref Uplift Edu, Ser A	4.00%	12/01/30	256,258
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/27	160,347
150,000	Arlington TX Hgr Edu Fin Corp Edu Rev Trinity Basin Preparatory Inc	5.00%	08/15/28	163,025
500,000	Arlington TX Hsg Fin Corp Mf Hsg Rev Var 6900 Matlok Road (Mandatory put 04/01/27)	4.50%	04/01/41	510,643
500,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/25	511,128
250,000	Austin TX Arpt Sys Rev, AMT	5.00%	11/15/28	251,080
2,000,000	Austin TX Ref	3.15%	09/01/28	1,994,454
950,000	Centrl TX Regl Mobility Auth Rev, Ser C	5.00%	01/01/27	979,014
35,000	Clifton TX Hgr Edu Fin Corp Edu Rev Idea Pub Schs, Ser B	5.00%	08/15/24	35,238
100,000	Club Muni Mgmt Dist #1 TX Spl Assmnt Rev Impt Area #2 Proj (a)	2.50%	09/01/26	93,932
400,000	Corpus Christi TX Util Sys Rev Junior Lien, Ser B	5.00%	07/15/26	420,870
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$207,000	Crandall TX Spl Assmnt Rev Cartwright Ranch Pub Impt Dt Impt Area #1 Proj (a)	3.38%	09/15/26	$197,116
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/27	540,174
1,000,000	Denton Cnty TX Hsg Fin Corp Var Pathway on Woodrow Apts (Mandatory put 02/01/25)	5.00%	02/01/26	1,012,398
1,005,000	Fort Bend Cnty TX Muni Util Dist #182, BAM	5.25%	09/01/26	1,057,250
280,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/27	303,789
295,000	Fort Bend Cnty TX Muni Util Dist #184, BAM	6.00%	04/01/28	320,181
840,000	Fort Bend TX Indep Sch Dist Ref	5.00%	08/15/26	886,577
1,225,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,217,970
465,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/25	438,603
560,000	Galveston Cnty TX Muni Util Dist #54 Ref	2.00%	12/01/27	505,241
610,000	Galveston TX Wharves & Terminal Rev Wharves & Terminal First Lien, AMT	5.25%	08/01/28	652,670
1,500,000	Grayson Cnty TX Ref	3.00%	01/01/26	1,481,735
710,000	Harris Cnty TX Cultural Edu Facs Fin Corp Ref Rev Memorial Herman Hlth Sys, Ser A	5.00%	07/01/29	787,532
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Memorial Herman Hlth Sys, Ser A	5.00%	12/01/26	1,014,956
1,340,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Memorial Hermann Hlth System, Ser B-2 (Mandatory put 12/01/24)	5.00%	07/01/49	1,356,572
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Thermal Util Re Ref Teco Proj	5.00%	11/15/29	1,063,865
230,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/26	242,904
240,000	Harris Cnty TX Muni Util Dist #536, BAM	5.50%	09/01/27	258,367
2,000,000	Hays Cnty TX Ref	3.38%	02/15/29	2,001,394
660,000	Houston TX Arpt Sys Rev Ref Sub, Ser C, AMT	5.00%	07/01/27	695,715
1,835,000	Houston TX Arpt Sys Rev Ref Subord Lien, Ser A, AMT, AGM	5.00%	07/01/27	1,935,512
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Terminal Impt Proj, Ser B-2, AMT	5.00%	07/15/27	910,848
200,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/28	213,531
300,000	Houston TX Arpt Sys Rev Sub, Ser A, AMT	5.00%	07/01/29	325,227
1,500,000	Houston TX Cmnty Clg Ref, Ser A	5.00%	02/15/25	1,532,003
925,000	Kyle TX Spl Assmnt Rev 6 Creeks Pub Impt Dist Impt Area #1 (a)	4.13%	09/01/29	911,476
975,000	La Vernia TX Hgr Edu Fin Corp Edu Rev Meridian World Sch, Ser A (Pre-refunded maturity 08/15/24) (a)	5.25%	08/15/35	982,110
405,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/31	418,555
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/33	723,139
200,000	Lower CO River TX Auth Trans Contract Rev Ref LCRA Trans Svcs Corp Proj	5.00%	05/15/33	209,068
2,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 05/01/24) (b)	4.90%	01/01/26	2,000,000
450,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/26	466,477
300,000	N Parkway Muni Mgmt Dist #1 TX Contract Rev Legacy Hills Pub Impt Dt Phase #1A-1B Impts (a)	3.00%	09/15/26	284,456
1,000,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser A	5.00%	01/01/35	1,013,621
45,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/31	46,604
1,000,000	N TX Tollway Auth Rev Ref First Tier Bonds, Ser A	5.00%	01/01/26	1,038,517
150,000	N TX Tollway Auth Rev Ref Second Tier Bonds, Ser C	5.00%	01/01/27	159,481
105,000	N TX Tollway Auth Rev Ref Sys 1st Tier, Ser A	5.00%	01/01/25	105,360
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$300,000	N TX Tollway Auth Rev Second Tier, Ser B	5.00%	01/01/27	$318,962
310,000	Rockwall Cnty TX Muni Util Dist #8, AGM	6.75%	10/01/35	363,793
1,340,000	Southmost TX Regl Wtr Auth Wtr Sply Contract Rev Ref Desalination Plant Proj, BAM	4.00%	09/01/28	1,381,084
1,000,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Ref Baylor Scott & White Hlth Proj, Ser A	5.00%	11/15/28	1,041,354
680,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Hosp Rev Var Baylor Scott & White Hlth Proj, Ser E (Mandatory put 05/15/26)	5.00%	11/15/52	703,754
300,000	Tarrant Cnty TX Cultural Edu Facs Fin Corp Rev Ref Christus Hlth, Ser B	5.00%	07/01/30	336,378
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	876,380
2,000,000	TX St Muni Gas Acq & Sply Corp IV, Ser A (Mandatory put 01/01/30)	5.50%	01/01/54	2,151,073
480,000	TX St Wtr Dev Brd St Wtr Implementation Fund, Ser A	5.00%	04/15/25	492,190
340,000	Univ of Houston TX Univ Revs Ref Consol, Ser C	5.00%	02/15/30	353,222
4,000,000	Univ of TX TX Permanent Univ Fnd Bonds, Ser A	5.00%	07/01/26	4,213,528
1,650,000	Univ of TX TX Univ Revs Ref, Ser H	5.00%	08/15/25	1,703,852
1,580,000	Univ of TX TX Univ Revs, Ser D	5.00%	08/15/26	1,668,006
630,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/29	644,811
760,000	Williamson Cnty TX Muni Util Dist #10 Ref, BAM	3.00%	08/01/26	748,524
				51,683,894
	Utah — 1.1%
650,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/26	673,891
1,300,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	1,364,840
700,000	Salt Lake City UT Arpt Rev, Ser A, AMT	5.00%	07/01/28	748,247
1,895,000	UT Cnty UT Hosp Rev IHC Hlth Svcs Inc, Ser B-1 (Mandatory put 08/01/24)	5.00%	05/15/60	1,909,453
				4,696,431
	Vermont — 0.0%
100,000	VT St Econ Dev Auth Solid Wst Disp Rev Var Casella Wst Sys Inc Remk, AMT (Mandatory put 04/03/28) (a)	4.63%	04/01/36	99,526
	Virginia — 3.7%
2,000,000	Arlington Cnty VA Indl Dev Auth Mf Rev Park Shirlington Apartments, Ser A	5.00%	01/01/26	2,056,700
2,500,000	Fairfax Cnty VA Redev & Hsg Auth Mf Hsg Rev Var Dominion Square N Proj (Mandatory put 01/01/28)	5.00%	01/01/45	2,626,351
310,000	Hampton Roads VA Santn Dist Wstwtr Rev Prerefunded Sub, Ser A (Pre-refunded maturity 08/01/26)	5.00%	08/01/28	326,662
600,000	Henrico Cnty VA Econ Dev Auth Rsdl Care Fac Rev Ref Westminster Canterbury Proj	5.00%	10/01/30	622,746
1,490,000	Loudoun Cnty VA, Ser B	4.00%	12/01/28	1,503,771
1,000,000	Louisa VA Indl Dev Auth Poll Control Rev Var VA Elec & Pwr Co Proj Remk, Ser A (Mandatory put 10/01/27)	3.65%	11/01/35	1,005,977
1,525,000	Norfolk VA Wtr Rev Ref	5.00%	11/01/31	1,662,348
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	849,708
125,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/26	128,304
1,585,000	VA St Pub Bldg Auth Pub Facs Rev, Ser C, AMT	5.00%	08/01/29	1,651,536
445,000	VA St Res Auth Clean Wtr Rev Ref Revolving Fund, Ser B	4.00%	10/01/27	446,748
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$1,000,000	VA St Small Busn Fing Auth Rev Ref Sr Lien 95 Express Lanes LLC Proj, AMT	5.00%	01/01/37	$1,085,671
1,000,000	Virginia Beach VA Dev Auth Rsdl Care Fac Rev Temps 50Sm Westminster Canterbury on Chesapeake Bay, Ser B-3	5.38%	09/01/29	1,030,391
380,000	Wise Cnty VA Indl Dev Auth Sol Wst & Sewage Disp Rev VA Elec & Pwr Co Remk, Ser A (Mandatory put 05/31/24)	1.20%	11/01/40	375,064
				15,371,977
	Washington — 0.6%
100,000	WA St Hlth Care Facs Auth Ref Seattle Cancer Care Alliance	5.00%	09/01/27	105,317
2,120,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Heron’s Key, Ser A (Pre-refunded maturity 07/01/25) (a)	7.00%	07/01/45	2,218,529
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/27	364,341
				2,688,187
	West Virginia — 0.6%
1,000,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Arch Res Proj, AMT (Mandatory put 07/01/25)	4.13%	07/01/45	995,021
1,500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Res Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	1,506,716
				2,501,737
	Wisconsin — 2.5%
2,000,000	Oak Creek WI, Ser B, NANS	4.00%	04/01/26	2,007,923
100,000	Pub Fin Auth WI Edu Rev Coral Acdmy of Science Las Vegas, Ser A	4.00%	07/01/26	98,731
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	186,686
250,000	Pub Fin Auth WI Hosp Rev Ref Carson Vly Med Ctr, Ser A (a)	3.00%	12/01/26	232,758
4,000,000	Pub Fin Auth WI Poll Control Rev Var Ref Duke Engery Progress Proj, Ser A-1 (Mandatory put 10/01/26)	3.30%	10/01/46	3,986,358
285,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/25	281,559
605,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/26	594,777
325,000	Pub Fin Auth WI Retmnt Fac Rev Ref United Methodist Retmnt Homes, Ser A	4.00%	10/01/29	315,989
225,000	Pub Fin Auth WI Rev Unrefunded Roseman Univ Hlth Sciences Proj (a)	3.00%	04/01/25	219,939
800,000	Pub Fin Auth WI Sr Living Rev Rose Villa Proj, Ser A (Pre- refunded maturity 11/15/24) (a)	5.75%	11/15/44	813,119
1,000,000	Waukesha WI, Ser A, NANS	4.00%	07/01/24	1,000,513
275,000	WI St Clean Wtr Rev Ref (Pre-refunded maturity 06/01/24)	5.00%	06/01/26	276,607
400,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	410,449
155,000	WI St Hlth & Eductnl Facs Auth Rev Three Pillars Sr Living Cmntys, Ser A	4.00%	08/15/24	154,188
				10,579,596
See Notes to Financial Statements

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Wyoming — 0.3%
$250,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.00%	06/01/26	$261,556
755,000	Consol Muni Elec Pwr Sys WY Jt Pwrs Brd Sys Jt Pwrs Brd Ref Electrical Sys Proj	5.25%	06/01/37	861,172
				1,122,728

	Total Investments — 98.8%			414,665,165
	(Cost $414,951,434)
	Net Other Assets and Liabilities — 1.2%			4,929,730
	Net Assets — 100.0%			$419,594,895

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $19,294,577 or 4.6% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
NANS	– Note Anticipation Notes
NATL-RE	– National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$414,665,165	$—	$414,665,165	$—

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
January 31, 2024 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS — 98.8%
	Alabama — 2.9%
$200,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1	4.00%	10/01/24	$200,069
480,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj No. 4, Ser A-1	4.00%	06/01/24	479,995
385,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	06/01/24	386,696
625,000	Black Belt Energy Gas Dist AL Gas Proj Rev, Ser C-1	5.25%	12/01/24	632,457
1,390,000	Lower AL Gas Dist Gas Proj Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	1,391,567
1,120,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	1,120,398
2,000,000	Tender Option Bond Trust Receipts / Ctfs Various States JPM Putters Xm1090, Ser 2022 (a) (b)	3.25%	02/01/46	2,000,000
				6,211,182
	Arizona — 1.9%
1,615,000	AZ St Transprtn Brd Excise Tax Rev Ref	5.00%	07/01/25	1,664,199
500,000	Phoenix AZ Civic Impt Corp Arpt Rev Ref Sr Lien, AMT	5.00%	07/01/25	510,688
2,000,000	Phoenix AZ Civic Impt Corp Wtr Sys Rev Junior Lien, Ser A (Pre- refunded maturity 07/01/24)	4.75%	07/01/44	2,012,369
				4,187,256
	California — 1.3%
200,000	CA Cmnty Choice Fing Auth Clean Energy Proj Rev Var Sustainable Bonds Clean Energy Proj, Ser C	5.00%	10/01/24	200,960
1,625,000	CA St Infra & Econ Dev Bank Rev Brightline E Passenger Rail Proj Remk, Ser A, AMT (Mandatory put 01/30/25) (a) (b)	3.95%	01/01/50	1,625,153
1,000,000	CA St Muni Fin Auth Sol Wst Disp Rev Var Rep Svcs Inc Proj Remk, Ser B, AMT (Mandatory put 07/15/24) (b)	4.00%	07/01/51	1,000,115
				2,826,228
	Colorado — 1.6%
185,000	CO St Hlth Facs Auth Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	187,620
1,125,000	CO St Hlth Facs Auth Rev Ref Sanford Hlth, Ser A	5.00%	11/01/24	1,138,134
1,230,000	CO St Ref Projs, Ser A, COPS	5.00%	09/01/24	1,243,915
1,000,000	Denver City & Cnty CO Arpt Rev Sub Sys, Ser B	5.00%	11/15/43	1,000,579
				3,570,248
	Connecticut — 0.9%
2,000,000	CT St, Ser A	5.00%	01/15/25	2,037,279
	District of Columbia — 0.6%
1,255,000	DC Rev Federal Hwy Grant Anticipation Rev Bonds, GARVEE	5.00%	12/01/24	1,274,861
	Florida — 6.0%
2,000,000	FL St Brd of Edu Pub Edu Ref Capital Outlay, Ser A	5.00%	06/01/25	2,012,786
745,000	Harmony FL CDD Capital Impt Rev Ref	5.00%	05/01/25	745,344
1,150,000	JEA FL Wtr & Swr Rev Ref, Ser A	5.00%	10/01/24	1,165,266
250,000	Lakes By The Bay S FL CDD Assmnt Ref	5.13%	05/01/24	250,227
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club E Proj, AGM	5.00%	05/01/25	178,670
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Cutler Vista (Mandatory put 09/01/25)	5.00%	03/01/27	766,022
750,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Emerald Dunes, Ser B (Mandatory put 09/01/25)	4.05%	09/01/26	754,370
1,000,000	Miami-Dade Cnty FL Hsg Fin Auth Mf Hsg Rev Var Running Brook Apartments (Mandatory put 01/01/26)	3.55%	01/01/27	997,874
2,000,000	Miami-Dade Cnty FL Sch Brd Ref, Ser B, COPS	5.00%	05/01/24	2,007,884
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Florida (Continued)
$2,000,000	Miami-Dade Cnty FL Sch Dist, TANS	5.00%	06/18/24	$2,012,251
1,000,000	Miami-Dade Cnty FL Seaport Rev Ref Sr Bonds, Ser A, AMT	5.00%	10/01/25	1,025,619
600,000	Santa Rosa Cnty Sch Brd, Ser A, AGM, COPS	5.00%	02/01/25	611,335
455,000	Tampa FL Capital Impt Cigarette Tax Allocation H Lee Moffitt Cancer Ctr Proj, Ser A	5.00%	09/01/24	459,019
				12,986,667
	Georgia — 5.3%
1,170,000	Atlanta GA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/24	1,176,738
860,000	Atlanta GA Arpt Rev, Ser B, AMT	5.00%	07/01/25	878,982
1,000,000	Atlanta GA Wtr & Wstwtr Rev Ref, Ser C	5.00%	11/01/24	1,015,314
900,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Vogtle, 1st Ser (b)	3.60%	07/01/49	900,000
1,000,000	Burke Cnty GA Dev Auth Poll Control Rev Var Ref GA Pwr Co Plant Vogtle Proj (b)	3.65%	11/01/52	1,000,000
250,000	Main Street Nat Gas Inc GA Gas Sply Rev Var, Ser B (Mandatory put 12/02/24)	4.00%	08/01/49	250,425
650,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/24	651,392
540,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	03/01/25	545,200
550,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	06/01/25	556,094
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	03/01/24	250,131
500,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	06/01/24	501,071
250,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser B	5.00%	09/01/24	251,162
2,100,000	Met Atlanta GA Rapid Transit Auth Sales Tax Rev Ref, Ser A	4.00%	07/01/24	2,108,819
1,370,000	Monroe Cnty GA Dev Auth Poll Control Rev GA Pwr Co Plant Scherer Proj Remk, 1st Ser	2.25%	07/01/25	1,327,187
				11,412,515
	Hawaii — 1.2%
2,500,000	HI St Arpts Sys Rev Ref, Ser B, AMT	5.00%	07/01/24	2,513,058
	Illinois — 4.0%
500,000	DuPage & Cook Cntys IL Cmnty Consolidated Sch Dist #181 Hinsdale Ref Sch, Ser B	3.00%	05/01/24	499,391
1,250,000	IL St Fin Auth Centegra Hlth Sys, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/28	1,262,842
250,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ of IL Hlth Svcs Fac Proj	5.00%	10/01/24	252,051
1,035,000	IL St Fin Auth Rev Ref Ann & Robert H Lurie Childrens Hosp	5.00%	08/15/25	1,064,840
1,020,000	IL St Fin Auth Rev Ref Rush Univ Med Ctr, Ser A	5.00%	11/15/25	1,042,677
625,000	IL St Hsg Dev Auth Mf Hsg Rev Var S Shore (Mandatory put 06/01/25)	4.00%	06/01/26	627,297
2,090,000	IL St, Ser D	5.00%	11/01/24	2,114,401
1,000,000	Sales Tax Securitization Corp IL Sr, Ser D	5.00%	01/01/25	1,015,548
840,000	Schaumburg IL Ref	4.00%	12/01/24	843,509
				8,722,556
	Indiana — 0.7%
1,500,000	IN St Fin Auth Econ Dev Rev Ref Rep Svcs Inc Proj Remk, Ser A, AMT (Mandatory put 03/01/24) (b)	4.50%	05/01/34	1,500,017
	Iowa — 0.5%
1,000,000	IA St Fin Auth Sol Wst Facs Rev Var Sustainable Gevo NW Rng LLC Renewable Natrl Gas Proj, AMT (Mandatory put 04/01/24)	1.50%	01/01/42	993,499
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Kansas — 0.5%
$1,000,000	Dodge City KS Temp Nts, Ser 2023-1	4.13%	09/01/25	$1,005,190
	Kentucky — 4.2%
450,000	Berea KY Eductnl Facs Rev Var Berea Clg Proj, Ser A (b)	3.22%	06/01/32	450,000
930,000	KY Bond Dev Corp Indl Bldg Rev KY Communications Network Auth Proj, BAM	5.00%	09/01/24	939,716
200,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/24	202,409
505,000	KY St Property & Bldgs Commn Rev Ref Proj #128, Ser A	5.00%	11/01/25	520,605
165,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1 (Mandatory put 06/01/25)	4.00%	12/01/49	165,279
2,500,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 04/01/24)	4.00%	04/01/48	2,503,333
2,665,000	Nthrn KY Wtr Dist Rev Ref, Ser B	4.00%	02/01/25	2,689,370
1,525,000	Paducah Elec Plant Brd Ref Rev, Ser A, AGM	5.00%	10/01/24	1,541,016
				9,011,728
	Louisiana — 3.2%
1,170,000	E Baton Rouge Parish LA Swr Commn Rev Ref, Ser B (Pre- refunded maturity 02/01/25)	5.00%	02/01/30	1,194,305
1,000,000	LA St, GARVEE	5.00%	09/01/24	1,011,660
1,500,000	LA St Loc Govt Envrnmntl Facs & Cmnty Dev Auth Rev Var American Biocarbon Ct LLC Proj Remk, AMT (Mandatory put 03/22/24)	4.00%	12/01/46	1,500,323
1,925,000	LA St Pub Facs Authsol Wst Disp Fac Rev Var Elementus Minerals LLC Proj (Mandatory put 11/01/25) (a)	5.00%	10/01/43	1,955,380
15,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/29	15,239
35,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/34	35,557
280,000	New Orleans LA Wtr Rev Ref (Pre-refunded maturity 12/01/24)	5.00%	12/01/44	284,454
1,000,000	Saint James Parish LA Rev Var Nustar Logistics LP Proj Remk, Ser 2011 (Mandatory put 06/01/25) (a)	5.85%	08/01/41	1,020,159
				7,017,077
	Maine — 0.8%
800,000	ME St Fin Auth Sol Wst Disp Rev Casella Waste Sys Proj, AMT (Mandatory put 08/01/25) (a)	5.13%	08/01/35	802,682
1,000,000	ME St Govtl Facs Auth, Ser B	5.00%	10/01/24	1,012,679
				1,815,361
	Maryland — 1.4%
925,000	MD St Stadium Auth Rev Football Stadium Issue, Ser A	5.00%	03/01/25	944,238
2,000,000	Montgomery Cnty MD, Ser A	5.00%	12/01/25	2,031,497
				2,975,735
	Massachusetts — 2.5%
2,000,000	MA St Clg Bldg Auth Ref, Ser D (Pre-refunded maturity 05/01/25)	5.00%	05/01/41	2,051,830
475,000	MA St Dev Fin Agy Rev Ref Boston Med Ctr Sustainability Bonds, Ser G	5.00%	07/01/24	477,696
1,500,000	Millbury MA, BANS	5.00%	08/30/24	1,515,208
1,275,000	Nauset MA Regl Sch Dist, BANS	5.00%	05/16/24	1,281,061
				5,325,795
	Michigan — 1.1%
400,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Junior Lien Bond, Ser B	5.00%	07/01/24	402,914
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Michigan (Continued)
$1,000,000	MI St Bldg Auth Rev Ref Facilities Prog State of MI, Ser I	5.00%	04/15/24	$1,003,310
1,000,000	Univ of MI MI Ref, Ser A	5.00%	04/01/24	1,003,072
				2,409,296
	Minnesota — 1.2%
1,000,000	MN St Hsg Fin Agy Calvary Ctr Apartments, Ser D	3.65%	02/01/25	1,000,035
700,000	MN St Hsg Fin Agy Phalen Vlg, Ser E	3.88%	08/01/25	702,402
1,000,000	Saint Paul MN Hsg & Redev Auth Mf Hsg Rev Var Dale Street Proj (Mandatory put 06/01/24)	3.50%	12/01/25	997,518
				2,699,955
	Missouri — 0.7%
1,500,000	MO St Pub Util Commn Rev Nts	4.00%	12/01/24	1,501,985
	Nevada — 0.5%
1,000,000	Henderson NV Pub Impt Trust Rev Ref Touro Clg & Univ Sys Oblig Grp (Pre-refunded maturity 07/01/24)	5.50%	01/01/44	1,009,446
	New Jersey — 5.1%
1,000,000	Evesham Twp NJ, Ser A, BANS	5.00%	09/18/24	1,010,390
1,000,000	Hudson Cnty NJ Impt Auth Loc Unit Loan Prog, Ser A	4.25%	04/05/24	1,001,575
2,000,000	Jersey City NJ, Ser C, BANS	5.00%	10/24/24	2,023,516
1,170,000	Newark NJ Ref, Ser A, AGM	5.00%	10/01/24	1,182,673
1,000,000	NJ St Econ Dev Auth Rev Ref, Ser B	5.00%	11/01/24	1,013,951
1,080,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/24	1,087,174
100,000	NJ St Hgr Edu Asst Auth Stdt Loan Rev Sr, Ser 2015-1A, AMT	5.00%	12/01/24	101,327
1,500,000	NJ St Hlth Care Facs Fing Auth Rev Rwj Barnabas Hlth Obligated Grp Issue, Ser A	5.00%	07/01/25	1,540,013
2,000,000	Robbinsville Twp NJ Mercer Cnty, Ser B, BANS	5.00%	07/11/24	2,014,626
				10,975,245
	New York — 6.9%
2,000,000	Batavia Town NY, BANS	4.75%	03/07/24	2,002,821
1,965,000	New York City NY Hsg Dev Corp Mf Hsg Rev Sustainable Dev Bonds Var, Ser F-2 (Mandatory put 07/01/25)	0.60%	05/01/61	1,865,803
2,000,000	New York City NY Transitional Fin Auth Rev Ref Sub Multi- Modal, Ser B-1	5.00%	11/01/24	2,030,627
1,295,000	NY St Transprtn Dev Corp Spl Fac Rev Ref Terminal 4 JFK Intl Arpt Proj, Ser A, AMT	5.00%	12/01/24	1,304,237
255,000	Onondaga NY Civic Dev Corp Le Moyne Clg Proj	5.00%	07/01/24	255,892
1,500,000	Phelps Clifton Springs NY Centrl Sch Dist, BANS	4.50%	06/28/24	1,506,089
1,595,000	Suffolk Cnty NY, Ser A, BAM	5.00%	06/15/25	1,640,173
1,500,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser A, BANS	5.00%	08/15/24	1,514,919
1,200,000	Triborough NY Bridge & Tunnel Auth Payroll Mobility Tax, Ser B, BANS	5.00%	12/16/24	1,220,019
1,500,000	Waterloo NY Centrl Sch Dist, BANS	4.50%	06/28/24	1,504,975
				14,845,555
	North Carolina — 0.5%
1,050,000	NC St Dept Grant Anticipation Rev	5.00%	03/01/25	1,072,401
	North Dakota — 0.7%
1,500,000	Cass Cnty ND Jt Wtr Res Dist, Ser A	0.48%	05/01/24	1,486,037
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Ohio — 3.0%
$1,000,000	Franklin Cnty OH Rev Var CHE Trinity Hlth Cred Grp Remk, Ser OH (Mandatory put 05/01/24) (b)	4.30%	12/01/46	$1,000,293
2,000,000	Hamilton OH, BANS	4.50%	12/19/24	2,017,118
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	488,955
1,500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj Remk, Ser C, AMT (Mandatory put 10/01/24)	2.10%	04/01/28	1,466,863
1,400,000	OH St Hosp Fac Rev Ref Cleveland Clinic Hlth Sys, Ser A	5.00%	01/01/25	1,424,051
				6,397,280
	Oregon — 2.8%
2,000,000	Lane Cnty OR Sch Dist #4J Eugene (Pre-refunded maturity 06/15/24)	4.00%	06/15/28	2,006,558
1,500,000	OR St Article Xi Q State Projs, Ser J	5.00%	11/01/24	1,522,859
2,500,000	Portland OR Wtr Sys Rev Ref Second Lien, Ser B	5.00%	05/01/25	2,564,788
				6,094,205
	Pennsylvania — 9.4%
1,530,000	PA Ref, 1st Ser, AGM	5.00%	09/15/25	1,585,399
250,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Rep Svcs Inc Proj Remk, Ser B-1, AMT (Mandatory put 04/15/24) (b)	4.00%	04/01/49	250,012
5,000,000	PA St Econ Dev Fing Auth Solid Waste Disposal Rev Var Waste Mgmt Inc Proj Remk, AMT (Mandatory put 05/01/24) (b)	4.88%	08/01/45	5,000,000
260,000	PA St Econ Dev Fing Auth UPMC Rev Ref, Ser B	5.00%	05/15/24	261,232
225,000	PA St Econ Dev Fing Auth UPMC Rev, Ser A-2	5.00%	05/15/24	226,066
2,580,000	PA St Turnpike Commn Turnpike Rev, Ser A (Forward refunding maturity 12/01/24)	5.00%	12/01/38	2,613,971
1,250,000	Philadelphia PA Arpt Rev Ref, Ser B, AMT	5.00%	07/01/25	1,274,119
1,180,000	Philadelphia PA Redev Auth Ref Neighborhood Transform Preservation Initiative, Ser C	5.00%	04/15/24	1,183,422
2,000,000	Philadelphia PA Sch Dist Trans, Ser A	5.00%	06/28/24	2,011,352
1,105,000	Philadelphia PA, Ser B	5.00%	02/01/24	1,105,000
500,000	Pottsville PA Hosp Auth Hlth Ctr Rev Schuylkill Hlth Sys Proj (a)	6.00%	07/01/24	504,954
300,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/24	301,708
275,000	Riverside PA Sch Dist Ref, BAM	4.00%	10/15/25	279,142
785,000	Scranton PA Sch Dist Ref	5.00%	12/01/24	794,708
1,000,000	St Pub Sch Bldg Auth PA Lease Rev Ref Sch Philadelphia Sch Dist Proj, Ser A, BAM	5.00%	06/01/24	1,005,182
2,000,000	Tender Option Bond Trust Receipts / Ctfs Various States JPM Putters Xm1120, AGM (a) (b)	3.27%	10/01/26	2,000,000
				20,396,267
	Rhode Island — 0.5%
1,050,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev, Ser D, BAM	5.00%	05/15/24	1,055,670
	South Carolina — 3.2%
2,500,000	Cnty Sq Redev Corp SC Installment Pur Rev Greenville Co SC Proj, BANS	5.00%	02/09/24	2,500,883
550,000	Greenville Cnty SC Sch Dist Installment Pur Rev Ref SC Proj	5.00%	12/01/24	558,659
2,750,000	Patriots Energy Grp Fing Agy SC Gas Sply Rev, Ser A (Mandatory put 02/01/24)	4.00%	10/01/48	2,750,000
1,050,000	SC St Ref, Ser B	5.00%	04/01/24	1,053,522
				6,863,064
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Tennessee — 2.8%
$750,000	Johnson City TN Hlth & Eductnl Facs Brd Hosp Rev Ref Ballad Hlth, Ser A	5.00%	07/01/24	$753,547
2,000,000	Knoxville TN Wstwtr Sys Rev, Ser A	4.00%	04/01/25	2,024,215
1,300,000	Tennergy Corp TN Gas Rev, Ser A (Mandatory put 10/01/24)	5.00%	02/01/50	1,309,954
910,000	TN St Energy Acq Corp Gas Rev, Ser A	5.25%	09/01/24	916,353
1,000,000	TN St, Ser A (Pre-refunded maturity 09/01/24)	5.00%	09/01/33	1,011,429
				6,015,498
	Texas — 16.9%
1,650,000	Austin TX Wtr & Wstwtr Sys Rev Ref	5.00%	11/15/25	1,710,181
1,000,000	Centrl TX Regl Mobility Auth Rev Ref	5.00%	01/01/25	1,016,001
650,000	Cypress Fairbanks Indep Sch Dist Ref, Ser A	5.00%	02/15/25	663,667
560,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/24	567,867
500,000	Dallas Fort Worth TX Intl Arpt Rev Ref, Ser B	5.00%	11/01/25	517,783
1,420,000	Dallas TX Area Rapid Transit Sales Tax Rev Ref Sr Lien	5.00%	12/01/25	1,476,864
1,900,000	Duncanville TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 02/15/25)	5.00%	02/15/36	1,936,276
1,295,000	Fort Bend TX Indep Sch Dist Var Remk, Ser A (Mandatory put 08/01/24)	2.38%	08/01/49	1,287,568
1,665,000	Fort Worth TX Wtr & Swr Rev Impt Ref, Ser A	5.00%	02/15/25	1,700,352
400,000	Galveston TX Wharves & Terminal Rev First Lien, AMT	5.25%	08/01/24	402,320
250,000	Galveston TX Wharves & Terminal Rev First Lien, AMT	5.25%	08/01/25	254,787
1,105,000	Georgetown TX Indep Sch Dist	5.00%	08/15/24	1,116,167
1,000,000	Harris Cnty TX Cultural Edu Facs Fin Corp Rev Var Ref Memorial Hermann Hlth Sys, Ser C-2 (Mandatory put 12/01/24)	5.00%	06/01/32	1,012,367
1,000,000	Harris Cnty TX Toll Road Rev Ref, Ser A	5.00%	08/15/25	1,031,417
200,000	Houston TX Ref Pub Impt, Ser A	5.00%	03/01/24	200,274
1,465,000	Houston TX Util Sys Rev Ref Comb 1st Lien, Ser C	5.00%	05/15/24	1,472,362
600,000	Houston TX Util Sys Rev Rev Ref First Lien, Ser A	5.00%	11/15/24	608,763
700,000	Love Field TX Arpt Modernization Corp Gen Arpt Rev, AMT	5.00%	11/01/24	706,414
1,350,000	Lower CO River TX Auth Rev Ref	5.00%	05/15/24	1,356,590
1,100,000	Lower CO River TX Auth Rev Ref, Ser A	5.00%	05/15/24	1,105,370
275,000	Mansfield TX Indep Sch Dist Ref, Ser B	5.00%	02/15/25	280,697
1,140,000	Met Transit Auth of Harris Cnty Sales & Use Tax Rev, Ser D	5.00%	11/01/24	1,156,439
3,000,000	Mission TX Econ Dev Corp Sol Wst Disp Rev Var Ref Rep Svcs Inc Proj Remk, AMT (Mandatory put 05/01/24) (b)	4.90%	01/01/26	3,000,000
430,000	Montgomery Cnty TX Muni Util Dist #105, BAM	4.63%	09/01/24	432,264
1,200,000	N TX St Muni Wtr Dist Wtr Sys Rev Ref & Impt	5.00%	09/01/24	1,201,938
1,000,000	New Hope Cultural Edu Facs Fin Corp TX Stdt Hsg Rev Chf Collegiate Hsg Tarleton St Univ Proj, Ser A (Pre-refunded maturity 04/01/25)	5.00%	04/01/47	1,019,999
1,010,000	Pasadena Indep Sch Dist	5.00%	02/15/25	1,031,237
400,000	Port Auth of Houston of Harris Cnty TX Ref First Lien	5.00%	10/01/24	404,940
1,000,000	Socorro TX Indep Sch Dist Ref, Ser A (Pre-refunded maturity 08/15/24)	5.00%	08/15/30	1,009,963
965,000	Tarrant Cnty TX Hosp Dist	5.00%	08/15/24	974,958
875,000	Travis Cnty TX Hsg Fin Corp Mf Hsg Rev Var Kensington Apts (Mandatory put 08/01/25)	3.75%	08/01/26	876,380
1,000,000	TX St Dept of Hsg & Cmnty Affairs Mf Hsg Rev Var Nts Aspen Park (Mandatory put 03/01/26)	5.00%	03/01/41	1,014,043
650,000	TX St Turnpike Auth Centrl TX Turnpike Sys Rev Unrefunded 1st Tier, Ser A, AMBAC, CABS	(c)	08/15/24	637,878
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$2,000,000	United TX Indep Sch Dist Sch Bldg (Pre-refunded maturity 08/15/24)	5.00%	08/15/44	$2,019,392
1,305,000	Ysleta TX Indep Sch Dist Ref (Pre-refunded maturity 08/15/24)	5.00%	08/15/28	1,317,653
				36,521,171
	Virginia — 0.5%
845,000	Richmond VA Redev & Hsg Auth Mf Rev Var Townes at River South (Mandatory put 03/01/25)	4.25%	03/01/26	849,708
175,000	VA Clg Bldg Auth Eductnl Facs Rev Ref Regent Univ Proj	5.00%	06/01/24	175,300
				1,025,008
	Washington — 3.1%
2,430,000	Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro Elec R Ref, Ser B, AMT (Pre-refunded maturity 07/01/24)	5.00%	01/01/29	2,445,496
1,790,000	Seattle WA Wtr Sys Rev Sustainable Bond Ref	5.00%	08/01/24	1,807,542
1,700,000	WA St Hlth Care Facs Auth Ref Commonspirit Hlth, Ser B1 (Mandatory put 08/01/24)	5.00%	08/01/49	1,701,099
350,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/24	351,228
345,000	WA St Hsg Fin Commn Nonprofit Hsg Rev Ref Emerald Heights Proj, Ser A	5.00%	07/01/25	349,922
				6,655,287
	Wisconsin — 0.4%
410,000	Milwaukee WI Ref Prom Nts, Ser N2	4.00%	03/15/25	412,221
490,000	Milwaukee WI Ref Promissory Nts, Ser N4	5.00%	04/01/24	491,009
				903,230

	Total Investments — 98.8%			213,312,852
	(Cost $213,207,429)
	Net Other Assets and Liabilities — 1.2%			2,603,708
	Net Assets — 100.0%			$215,916,560

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2024, securities noted as such amounted to $9,908,328 or 4.6% of net assets.

(b)	Variable rate demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon security.

Abbreviations throughout the Portfolio of Investments:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
AMT	– Alternative Minimum Tax
BAM	– Build America Mutual
BANS	– Bond Anticipation Notes
CABS	– Capital Appreciation Bonds
COPS	– Certificates of Participation
GARVEE	– Grant Anticipation Revenue Vehicle
TANS	– Tax Anticipation Notes
See Notes to Financial Statements

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$213,312,852	$—	$213,312,852	$—

*	See Portfolio of Investments for state and territory breakout.
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Assets and Liabilities
January 31, 2024 (Unaudited)

	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
ASSETS:
Investments, at value	$414,665,165	$213,312,852
Cash	782,713	2,867,883
Receivables:
Interest	4,340,258	2,830,264
Capital shares sold	—	1,205
Total Assets	419,788,136	219,012,204

LIABILITIES:
Payables:
Investment advisory fees	193,241	84,722
Capital shares redeemed	—	3,010,922
Total Liabilities	193,241	3,095,644
NET ASSETS	$419,594,895	$215,916,560

NET ASSETS consist of:
Paid-in capital	$427,032,243	$215,441,830
Par value	211,000	107,500
Accumulated distributable earnings (loss)	(7,648,348)	367,230
NET ASSETS	$419,594,895	$215,916,560
NET ASSET VALUE, per share	$19.89	$20.09
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	21,100,002	10,750,002
Investments, at cost	$414,951,434	$213,207,429
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Operations
For the Six Months Ended January 31, 2024 (Unaudited)

	First Trust Short Duration Managed Municipal ETF (FSMB)	First Trust Ultra Short Duration Municipal ETF (FUMB)
INVESTMENT INCOME:
Interest	$6,599,076	$3,835,538
Total investment income	6,599,076	3,835,538

EXPENSES:
Investment advisory fees	1,133,000	560,968
Total expenses	1,133,000	560,968
NET INVESTMENT INCOME (LOSS)	5,466,076	3,274,570

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(1,920,430)	14,105
Net change in unrealized appreciation (depreciation) on investments	4,678,782	1,089,999
NET REALIZED AND UNREALIZED GAIN (LOSS)	2,758,352	1,104,104
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,224,428	$4,378,674
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Statements of Changes in Net Assets

	First Trust Short Duration Managed Municipal ETF (FSMB)		First Trust Ultra Short Duration Municipal ETF (FUMB)
	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$5,466,076	$8,762,819	$3,274,570	$6,184,991
Net realized gain (loss)	(1,920,430)	(5,127,926)	14,105	5,122
Net change in unrealized appreciation (depreciation)	4,678,782	96,999	1,089,999	(190,325)
Net increase (decrease) in net assets resulting from operations	8,224,428	3,731,892	4,378,674	5,999,788

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(5,268,850)	(8,538,673)	(2,937,850)	(6,108,951)
Return of capital	—	(113,528)	—	—
Total distributions to shareholders	(5,268,850)	(8,652,201)	(2,937,850)	(6,108,951)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	28,528,703	178,360,260	6,012,937	83,686,597
Cost of shares redeemed	(38,021,117)	(50,275,222)	(61,081,906)	(99,839,409)
Net increase (decrease) in net assets resulting from shareholder transactions	(9,492,414)	128,085,038	(55,068,969)	(16,152,812)
Total increase (decrease) in net assets	(6,536,836)	123,164,729	(53,628,145)	(16,261,975)

NET ASSETS:
Beginning of period	426,131,731	302,967,002	269,544,705	285,806,680
End of period	$419,594,895	$426,131,731	$215,916,560	$269,544,705

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	21,600,002	15,100,002	13,500,002	14,300,002
Shares sold	1,450,000	9,050,000	300,000	4,200,000
Shares redeemed	(1,950,000)	(2,550,000)	(3,050,000)	(5,000,000)
Shares outstanding, end of period	21,100,002	21,600,002	10,750,002	13,500,002
See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights
For a share outstanding throughout each period
First Trust Short Duration Managed Municipal ETF (FSMB)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2019 (a)
		2023	2022	2021	2020
Net asset value, beginning of period	$19.73	$20.06	$20.96	$20.66	$20.48	$20.00
Income from investment operations:
Net investment income (loss)	0.26 (b)	0.43 (b)	0.21	0.27	0.38	0.34
Net realized and unrealized gain (loss)	0.15	(0.34)	(0.88)	0.33	0.22	0.45
Total from investment operations	0.41	0.09	(0.67)	0.60	0.60	0.79
Distributions paid to shareholders from:
Net investment income	(0.25)	(0.41)	(0.21)	(0.27)	(0.41)	(0.31)
Return of capital	—	(0.01)	(0.02)	(0.03)	(0.01)	—
Total distributions	(0.25)	(0.42)	(0.23)	(0.30)	(0.42)	(0.31)
Net asset value, end of period	$19.89	$19.73	$20.06	$20.96	$20.66	$20.48
Total return (c)	2.12%	0.45%	(3.19)%	2.92%	2.98%	3.98%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$419,595	$426,132	$302,967	$129,931	$61,967	$19,454
Ratio of total expenses to average net assets	0.55% (d)	0.55%	0.55%	0.55%	0.55%	0.55% (d)
Ratio of net expenses to average net assets	0.55% (d)	0.49%	0.35%	0.43%	0.45%	0.45% (d)
Ratio of net investment income (loss) to average net assets	2.65% (d)	2.18%	1.14%	1.33%	2.00%	2.23% (d)
Portfolio turnover rate (e)	22%	50%	35%	16%	58%	66%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(d)	Annualized.
(e)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

First Trust Exchange-Traded Fund III
Financial Highlights (Continued)
For a share outstanding throughout each period
First Trust Ultra Short Duration Municipal ETF (FUMB)

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,				Period Ended 7/31/2019 (a)
		2023	2022	2021	2020
Net asset value, beginning of period	$19.97	$19.99	$20.18	$20.16	$20.10	$20.00
Income from investment operations:
Net investment income (loss)	0.26 (b)	0.39 (b)	0.10	0.12	0.25	0.26
Net realized and unrealized gain (loss)	0.10	(0.03)	(0.19)	0.02	0.07	0.09
Total from investment operations	0.36	0.36	(0.09)	0.14	0.32	0.35
Distributions paid to shareholders from:
Net investment income	(0.24)	(0.38)	(0.10)	(0.12)	(0.26)	(0.25)
Net realized gain	—	—	—	—	(0.00) (c)	—
Return of capital	—	—	—	—	(0.00) (c)	—
Total distributions	(0.24)	(0.38)	(0.10)	(0.12)	(0.26)	(0.25)
Net asset value, end of period	$20.09	$19.97	$19.99	$20.18	$20.16	$20.10
Total return (d)	1.80%	1.83%	(0.45)%	0.72%	1.61%	1.75%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$215,917	$269,545	$285,807	$165,474	$83,661	$20,098
Ratio of total expenses to average net assets	0.45% (e)	0.45%	0.45%	0.45%	0.45%	0.45% (e)
Ratio of net expenses to average net assets	0.45% (e)	0.39%	0.25%	0.26%	0.35%	0.35% (e)
Ratio of net investment income (loss) to average net assets	2.63% (e)	1.93%	0.56%	0.61%	1.20%	1.73% (e)
Portfolio turnover rate (f)	62%	121%	79%	44%	149%	145%

(a)	Inception date is November 1, 2018, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $0.01.
(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the two funds (each a “Fund” and collectively, the “Funds”) listed below, each a diversified series of the Trust and listed and traded on NYSE Arca, Inc.

First Trust Short Duration Managed Municipal ETF – (ticker “FSMB”)
First Trust Ultra Short Duration Municipal ETF – (ticker “FUMB”)
Each Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to seek to provide federally tax-exempt income consistent with capital preservation. Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.
There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.
2. Significant Accounting Policies
The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
Each Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund’s NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
Each Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds’ investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund’s investments are valued as follows:
Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by a third-party pricing service approved by the Advisor’s Pricing Committee, which may use the following valuation inputs when available:
 1)
benchmark yields;
 2)
reported trades;
 3)
broker/dealer quotes;
 4)
issuer spreads;
 5)
benchmark securities;
 6)
bids and offers; and
 7)
reference data including market research publications.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.
Exchange-traded futures contracts are valued at the end of the day settlement price.
Fixed income and other debt securities having a remaining maturity of sixty days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor’s Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:
 1)
the credit conditions in the relevant market and changes thereto;
 2)
the liquidity conditions in the relevant market and changes thereto;
 3)
the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
 4)
issuer-specific conditions (such as significant credit deterioration); and
 5)
any other market-based data the Advisor’s Pricing Committee considers relevant. In this regard, the Advisor’s Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the most recent price provided by a pricing service;
 2)
available market prices for the fixed-income security;
 3)
the fundamental business data relating to the issuer;
 4)
an evaluation of the forces which influence the market in which these securities are purchased and sold;
 5)
the type, size and cost of the security;
 6)
the financial statements of the issuer;
 7)
the credit quality and cash flow of the issuer, based on the Advisor’s or external analysis;
 8)
the information as to any transactions in or offers for the security;
 9)
the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
10)
the coupon payments;
11)
the quality, value and salability of collateral, if any, securing the security; and
12)
other relevant factors.
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund’s investments as of January 31, 2024, is included with each Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.
Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Each Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At January 31, 2024, the Funds had no when-issued, delayed-delivery or forward purchase commitments.
C. Futures Contracts
FSMB may purchase or sell (i.e., is long or short) exchange-listed futures contracts to hedge against changes in interest rates (interest rate risk). Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. Open futures contracts can also be closed out prior to settlement by entering into an offsetting transaction in a matching futures contract. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain margin deposits on the futures contract. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. This gain or loss is included in “Net realized gain (loss) on futures contracts” on the Statements of Operations.
Upon entering into a futures contract, the Fund must deposit funds, called margin, with its custodian in the name of the clearing broker equal to a specified percentage of the current value of the contract. Open futures contracts are marked-to-market daily with the change in value recognized as a component of “Net change in unrealized appreciation (depreciation) on futures contracts” on the Statements of Operations. This daily fluctuation in the value of the contract is also known as variation margin and is included in “Variation margin” payable or receivable on the Statements of Assets and Liabilities.
If market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. The use of futures contracts involves the risk of imperfect correlation in movements in the price of the futures contracts, interest rates and the underlying instruments. The Fund did not hold any futures contracts at January 31, 2024.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of each Fund, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually. Each Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid by each Fund during the fiscal year ended July 31, 2023 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Capital Gains	Distributions paid from Tax-Exempt Income	Distributions paid from Return of Capital
First Trust Short Duration Managed Municipal ETF	$44,281	$—	$8,494,392	$113,528
First Trust Ultra Short Duration Municipal ETF	32,046	—	6,076,905	—
As of July 31, 2023, the components of distributable earnings on a tax basis for each Fund were as follows:

	Undistributed Ordinary Income	Accumulated Capital and Other Gain (Loss)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$—	$(5,939,838)	$(4,664,088)
First Trust Ultra Short Duration Municipal ETF	51,846	(211,433)	(914,007)
E. Income Taxes
Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.
In addition, each Fund intends to invest in municipal securities to allow it to pay shareholders “exempt dividends” as defined in the Code.
The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2020, 2021, 2022, and 2023 remain open to federal and state audit. As of January 31, 2024, management has evaluated the application of these standards to the Funds and has determined that no provision for income tax is required in the Funds’ financial statements for uncertain tax positions.
Each Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. Each Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2023, for federal income tax purposes, each applicable Fund had a capital loss carryforward available that is shown in the following table, to the extent provided by regulations, to offset future capital gains. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to each applicable Fund’s shareholders.

Non-Expiring Capital Loss Carryforwards
First Trust Short Duration Managed Municipal ETF	$5,939,838
First Trust Ultra Short Duration Municipal ETF	211,433
Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended July 31, 2023, the Funds had no net late year ordinary or capital losses.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
First Trust Short Duration Managed Municipal ETF	$414,951,434	$2,398,658	$(2,684,927)	$(286,269)
First Trust Ultra Short Duration Municipal ETF	213,207,429	449,908	(344,485)	105,423
F. Expenses
Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund’s portfolio, managing the Funds’ business affairs and providing certain administrative services necessary for the management of the Funds.
Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of each Fund’s assets and is responsible for the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses, which are paid by each respective Fund. Prior to October 16, 2023, First Trust also provided fund reporting services to the Funds for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee. The annual unitary management fee payable by each Fund to First Trust for these services will be reduced at certain levels of each Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedules:

Breakpoints	FSMB	FUMB
Fund net assets up to and including $2.5 billion	0.55000%	0.45000%
Fund net assets greater than $2.5 billion up to and including $5 billion	0.53625%	0.43875%
Fund net assets greater than $5 billion up to and including $7.5 billion	0.52250%	0.42750%
Fund net assets greater than $7.5 billion up to and including $10 billion	0.50875%	0.41625%
Fund net assets greater than $10 billion	0.49500%	0.40500%
Effective October 16, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BNYM is responsible for custody of each Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for each Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to October 16, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH was responsible for custody of each Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of each Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for each Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

	Purchases	Sales
First Trust Short Duration Managed Municipal ETF	$97,879,085	$88,726,098
First Trust Ultra Short Duration Municipal ETF	122,954,663	135,163,846
For the six months ended January 31, 2024, the Funds had no in-kind transactions.
5. Creations, Redemptions and Transaction Fees
Each Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with a Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, a Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of a Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of a Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in a Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of a Fund’s shares at or close to the NAV per share of the Fund.
Each Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
Each Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of a Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by a Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

Notes to Financial Statements (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2024.
7. Indemnification
The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on each Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
Each Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for each Fund is available to investors within 60 days after the period to which it relates. Each Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Exchange-Traded Fund III
January 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Semi-Annual Report
For the Six Months Ended January 31, 2024

First Trust Exchange-Traded Fund III

First Trust Merger Arbitrage ETF (MARB)

First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2024
Caution Regarding Forward-Looking Statements
This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. (“First Trust” or the “Advisor”) and/or First Trust Capital Management L.P. (“First Trust Capital Management” or the “Sub-Advisor”) and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as “anticipate,” “estimate,” “intend,” “expect,” “believe,” “plan,” “may,” “should,” “would” or other words that convey uncertainty of future events or outcomes.
Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the “Trust”) described in this report (First Trust Merger Arbitrage ETF; hereinafter referred to as the “Fund”) to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.
Performance and Risk Disclosure
There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund’s shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See “Risk Considerations” in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.
Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.
The Advisor may also periodically provide additional information on Fund performance on the Fund’s webpage at www.ftportfolios.com.
How to Read This Report
This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund and presents data and analysis that provide insight into the Fund’s performance and investment approach.
The statistical information that follows may help you understand the Fund’s performance compared to that of relevant market benchmarks.
It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, and other Fund regulatory filings.

Shareholder Letter
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Letter from the Chairman and CEO
January 31, 2024
Dear Shareholders,
First Trust is pleased to provide you with the semi-annual report for the First Trust Merger Arbitrage ETF (the “Fund”), which contains detailed information about the Fund for the six-month period ended January 31, 2024.
While there were many noteworthy financial and economic developments over the past six months, perhaps chief among them was the December 2023 statement from the Federal Reserve (the “Fed”). After voting on December 13 to keep the Federal Funds target rate unchanged, the Fed revealed that it was planning up to three interest rate cuts totaling 75 basis points in 2024. The timing of the Fed’s statement came as a surprise to many, especially given its September 2023 announcement that its policy rate was likely to remain “higher for longer” due to stubbornly high inflation.
With December’s announcement effectively taking further interest rate hikes off the table, the discussion now focuses on the timing of the Fed’s cuts. As expected, there are numerous opinions. At the end of December 2023, the futures market for the Federal Funds target rate indicated an 84.3% chance that the Fed would cut its policy rate at its March 2024 meeting. Since then, better than expected economic data and a re-acceleration in the rate of inflation have changed the calculus substantially. As of January 31, 2024, the same futures market indicated a 34.9% chance of the first interest rate cut occurring in March, representing a decline of 49.4 percentage points from where it stood last month.
Falling interest rates could be a boon to an already exuberant U.S. consumer. Consumer sentiment is surging, and shoppers are spending in droves. The University of Michigan’s “Survey of Consumers” revealed that the metric rose by 21.7% on a year-over-year basis in January 2024, reaching its highest level since July 2021. Adobe Analytics reported that a record $222.1 billion was spent online over the 2023 holiday shopping season (which runs from November 1 through December 31), up from $211.7 billion over the same period in 2022. In addition, real discretionary consumer spending rose to $10.9 trillion in 2023, an increase of $1.2 trillion from the $9.7 trillion in real discretionary spending in 2019 (pre-COVID-19). That said, there is data that suggests all this spending may not be sustainable. The Federal Reserve Bank of New York reported that aggregate household debt rose to a record $17.5 trillion at the end of 2023, while the share of credit card balances that moved into serious delinquency (90 days or more past due) rose to 6.3% in the fourth quarter of the year. The last time this share of credit card balances were seriously delinquent was in the second quarter of 2011.
Keep in mind that higher interest rates have been very good for some investors. Take the large portion of cash in money market funds, CDs, and even investments in the broader fixed income markets, as an example. Higher interest rates and recent disinflation have created an environment where, for the first time in many years, these assets are earning a positive real return. By the Fed’s own admission, interest rates are not likely to remain at these levels for long. For the time being, however, investors with capital on hand are being rewarded.
Thank you for giving First Trust the opportunity to play a role in your financial future. We value our relationship with you and will report on the Fund again in six months.
Sincerely,

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

Fund Performance Overview (Unaudited)
First Trust Merger Arbitrage ETF (MARB)
The First Trust Merger Arbitrage ETF’s (the “Fund”) investment objective is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers. The Fund lists and principally trades its shares on NYSE Arca, Inc. under the ticker symbol “MARB.”

Performance
			Average Annual Total Returns	Cumulative Total Returns
	6 Months Ended 1/31/24	1 Year Ended 1/31/24	Inception (2/4/20) to 1/31/24	Inception (2/4/20) to 1/31/24
Fund Performance
NAV	0.70%	0.43%	0.47%	1.88%
Market Price	0.85%	0.48%	0.44%	1.78%
Index Performance
Credit Suisse Merger Arbitrage Liquid Index(1)	2.03%	3.42%	3.39%	14.20%
S&P 500® Index	6.43%	20.82%	11.94%	56.80%

(1)	Effective as of August 1, 2023, the Credit Suisse Merger Arbitrage Liquid Index replaced the Hedge Fund Research Merger Arbitrage Index, which is no longer available for use by the Fund.
Total returns for the period since inception are calculated from the inception date of the Fund. “Average Annual Total Returns” represent the average annual change in value of an investment over the period indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.
The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint of the national best bid and offer price (“NBBO”) as of the time that the Fund’s NAV is calculated. Under Securities and Exchange Commission rules, the NBBO consists of the highest displayed buy and lowest sell prices among the various exchanges trading the Fund at the time the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future performance.

Fund Performance Overview (Unaudited) (Continued)
First Trust Merger Arbitrage ETF (MARB) (Continued)

Portfolio Sector Allocation	% of Total Investments - Long Positions
Health Care	36.9%
Information Technology	13.5
Consumer Staples	12.7
Industrials	8.9
Consumer Discretionary	8.1
Energy	6.9
Financials	6.6
Materials	6.4
Total	100.0%

Portfolio Sector Allocation	% of Total Investments Sold Short
Energy	66.1%
Financials	33.9
Total	100.0%

Top Ten Investments - Long Positions	% of Net Assets
Splunk, Inc.	6.3%
Albertsons Cos., Inc., Class A	5.3
Pioneer Natural Resources Co.	4.7
Amedisys, Inc.	4.7
United States Steel Corp.	4.5
Axonics, Inc.	4.0
Rover Group, Inc.	3.6
Sovos Brands, Inc.	3.5
Alteryx, Inc., Class A	3.1
Textainer Group Holdings Ltd.	3.1
Total	42.8%

Top Investments Sold Short	% of Net Assets
Exxon Mobil Corp.	(5.0)%
Provident Financial Services, Inc.	(2.6)
Total	(7.6)%

Performance of a $10,000 Initial Investment
February 4, 2020 - January 31, 2024

$16,000
$14,000
$12,000
$10,000
$8,000
$15,680
$11,420
$10,188
2/4/20
7/31/20
1/31/21
7/31/21
1/31/22
7/31/22
1/31/23
7/31/23
1/31/24
First Trust Merger Arbitrage ETF
Credit Suisse Merger Arbitrage Liquid Index
S&P 500® Index

Performance figures assume reinvestment of
all distributions and do not reflect the
deduction of taxes that a shareholder would
pay on Fund distributions or the redemption
or sale of Fund shares. An index is a statistical
composite that tracks a specified financial
market or sector. Unlike the Fund, the indices
do not actually hold a portfolio of securities
and therefore do not incur the expenses
incurred by the Fund. These expenses
negatively impact the performance of the
Fund. The Fund’s past performance does not
predict future performance.

Frequency Distribution of Discounts and Premiums
Information showing the number of days the market price of the Fund’s shares was greater (at a premium) and less (at a discount) than the Fund’s net asset value for the most recently completed year, and the most recently completed calendar quarters since that year (or life of the Fund, if shorter) is available at https://www.ftportfolios.com/Retail/etf/home.aspx.

Portfolio Management
First Trust Merger Arbitrage ETF (MARB)
Semi-Annual Report
January 31, 2024 (Unaudited)
Advisor
First Trust Advisors L.P. (“First Trust”) serves as the investment advisor to the First Trust Merger Arbitrage ETF (the “Fund” or “MARB”). First Trust is responsible for the ongoing monitoring of the Fund’s investment portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Sub-Advisor
First Trust Capital Management L.P.
First Trust Capital Management L.P. (“First Trust Capital Management” or the “Sub-Advisor”) serves as the Fund’s investment sub-advisor. First Trust Capital Management is an SEC registered investment advisor, founded in 2013 and headquartered in Chicago, Illinois, that specializes in structuring and managing alternative investment, multi-manager, and multi-strategy mutual funds. First Trust Capital Management prides itself on its ability to combine rigorous research and risk management processes with disciplined portfolio construction and management.
Portfolio Management Team
The following persons serve as the portfolio managers of the Fund:
Michael Peck, CFA – Chief Executive Officer and Co-Chief Investment Officer
Brian Murphy – Co-Chief Investment Officer and Portfolio Manager
Michael Grayson – Portfolio Manager
The portfolio managers are primarily and jointly responsible for the day-to-day management of the Fund. Each portfolio manager has served in such capacity for the Fund since 2020.

First Trust Merger Arbitrage ETF (MARB)
Understanding Your Fund Expenses
January 31, 2024 (Unaudited)
As a shareholder of First Trust Merger Arbitrage ETF (the “Fund”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended January 31, 2024.
Actual Expenses
The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this six-month period.
Hypothetical Example for Comparison Purposes
The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period (a)
First Trust Merger Arbitrage ETF (MARB)
Actual	$1,000.00	$1,007.00	1.68%	$8.48
Hypothetical (5% return before expenses)	$1,000.00	$1,016.69	1.68%	$8.52

(a)
Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period
(August 1, 2023 through January 31, 2024), multiplied by 184/366 (to reflect the six-month period).

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments
January 31, 2024 (Unaudited)

Shares	Description	Value
COMMON STOCKS — 69.3%
	Banks — 2.5%
102,926	Lakeland Bancorp, Inc.	$1,367,886
	Biotechnology — 16.8%
41,301	Ambrx Biopharma, Inc. (a)	1,148,168
40,085	Cerevel Therapeutics Holdings, Inc. (a)	1,679,561
37,873	Harpoon Therapeutics, Inc. (a)	845,704
108,493	Icosavax, Inc. (a)	1,661,028
38,661	ImmunoGen, Inc. (a)	1,133,541
5,373	Karuna Therapeutics, Inc. (a)	1,684,006
18,304	RayzeBio, Inc. (a)	1,136,678
		9,288,686
	Commercial Services & Supplies — 1.6%
16,631	SP Plus Corp. (a)	860,322
	Consumer Staples Distribution & Retail — 5.3%
138,074	Albertsons Cos., Inc., Class A (b)	2,929,930
	Diversified Consumer Services — 3.6%
181,603	Rover Group, Inc. (a)	1,986,737
	Food Products — 3.5%
87,446	Sovos Brands, Inc. (a) (b)	1,928,184
	Ground Transportation — 1.5%
104,916	Daseke, Inc. (a)	854,016
	Health Care Equipment & Supplies — 4.0%
32,927	Axonics, Inc. (a)	2,235,085
	Health Care Providers & Services — 4.7%
27,737	Amedisys, Inc. (a) (b)	2,614,767
	Insurance — 2.1%
2,363	National Western Life Group, Inc., Class A	1,143,692
	Metals & Mining — 4.5%
52,517	United States Steel Corp.	2,469,349
	Oil, Gas & Consumable Fuels — 4.7%
11,432	Pioneer Natural Resources Co.	2,627,417
	Software — 9.4%
36,080	Alteryx, Inc., Class A (a)	1,712,357
22,567	Splunk, Inc. (a)	3,461,101
		5,173,458
	Textiles, Apparel & Luxury Goods — 2.0%
22,870	Capri Holdings Ltd. (a) (b)	1,114,684
Shares	Description	Value

	Trading Companies & Distributors — 3.1%
34,434	Textainer Group Holdings Ltd.	$1,709,648
	Total Common Stocks	38,303,861
	(Cost $38,766,727)
RIGHTS — 0.0%
	Biotechnology — 0.0%
43,869	Chinook Therapeutics, Inc., expiring December 21, 2029 (a) (c) (d) (e)	0
39,856	Mirati Therapeutics, Inc., expiring October 8, 2024 (a) (c) (d) (e)	0
		0
	Health Care Equipment & Supplies — 0.0%
7,137	ABIOMED, Inc., expiring December 31, 2029 (a) (c) (d) (e)	0
	Total Rights	0
	(Cost $0)
MONEY MARKET FUNDS — 23.9%
13,219,101	Dreyfus Government Cash Management Fund, Institutional Shares - 5.22% (f)	13,219,101
	(Cost $13,219,101)
	Total Investments — 93.2%	51,522,962
	(Cost $51,985,828)
COMMON STOCKS SOLD SHORT — (7.6)%
	Banks — (2.6)%
(85,592)	Provident Financial Services, Inc.	(1,416,548)
	Oil, Gas & Consumable Fuels — (5.0)%
(26,925)	Exxon Mobil Corp.	(2,768,159)
	Total Investments Sold Short — (7.6)%	(4,184,707)
	(Proceeds $4,677,779)
	Net Other Assets and Liabilities — 14.4%	7,954,770
	Net Assets — 100.0%	$55,293,025

(a)	Non-income producing security.
(b)	This security or a portion of this security is segregated as collateral for investments sold short. At January 31, 2024, the segregated value of these securities amounts to $5,153,900.
(c)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors L.P., the Fund’s advisor.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Portfolio of Investments (Continued)
January 31, 2024 (Unaudited)
(d)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At January 31, 2024, securities
noted as such are valued at $0 or 0.0% of net assets.

(e)	This security’s value was determined using significant unobservable inputs (see Note 2A - Portfolio Valuation in the Notes to Financial Statements).
(f)	Rate shown reflects yield as of January 31, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of January 31, 2024 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

ASSETS TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 38,303,861	$ 38,303,861	$ —	$ —
Rights*	—**	—	—	—**
Money Market Funds	13,219,101	13,219,101	—	—
Total Investments	$51,522,962	$51,522,962	$—	$—**

LIABILITIES TABLE
	Total Value at 1/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks Sold Short*	$ (4,184,707)	$ (4,184,707)	$ —	$ —

*	See Portfolio of Investments for industry breakout.
**	Investments are valued at $0.
Level 3 investments are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 values are based on unobservable inputs.
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Assets and Liabilities
January 31, 2024 (Unaudited)

ASSETS:
Investments, at value	$51,522,962
Cash	1,919,158
Restricted Cash	4,194,506
Receivables:
Investment securities sold	1,810,666
Dividends	66,976
Margin interest rebate	23,180
Total Assets	59,537,448

LIABILITIES:
Investments sold short, at value	4,184,707
Investment advisory fees payable	59,716
Total Liabilities	4,244,423
NET ASSETS	$55,293,025

NET ASSETS consist of:
Paid-in capital	$56,070,362
Par value	28,000
Accumulated distributable earnings (loss)	(805,337)
NET ASSETS	$55,293,025
NET ASSET VALUE, per share	$19.75
Number of shares outstanding (unlimited number of shares authorized, par value $0.01 per share)	2,800,002
Investments, at cost	$51,985,828
Investments sold short, proceeds	$4,677,779
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statement of Operations
For the Six Months Ended January 31, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends	$648,861
Interest	144,563
Margin interest rebate	140,363
Total investment income	933,787

EXPENSES:
Investment advisory fees	403,419
Dividend expense on investments sold short	139,978
Total expenses	543,397
NET INVESTMENT INCOME (LOSS)	390,390

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(595,292)
In-kind redemptions	59,778
Investments sold short	(125,839)
Net realized gain (loss)	(661,353)
Net change in unrealized appreciation (depreciation) on:
Investments	1,022,402
Investments sold short	(24,026)
Net change in unrealized appreciation (depreciation)	998,376
NET REALIZED AND UNREALIZED GAIN (LOSS)	337,023
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$727,413
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Statements of Changes in Net Assets

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended 7/31/2023
OPERATIONS:
Net investment income (loss)	$390,390	$979,728
Net realized gain (loss)	(661,353)	751,739
Net change in unrealized appreciation (depreciation)	998,376	(1,149,107)
Net increase (decrease) in net assets resulting from operations	727,413	582,360

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment operations	(1,299,941)	(1,115,075)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	3,027,190	80,588,123
Cost of shares redeemed	(16,156,361)	(55,091,737)
Net increase (decrease) in net assets resulting from shareholder transactions	(13,129,171)	25,496,386
Total increase (decrease) in net assets	(13,701,699)	24,963,671

NET ASSETS:
Beginning of period	68,994,724	44,031,053
End of period	$55,293,025	$68,994,724

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,450,002	2,200,002
Shares sold	150,000	4,000,000
Shares redeemed	(800,000)	(2,750,000)
Shares outstanding, end of period	2,800,002	3,450,002
See Notes to Financial Statements

First Trust Merger Arbitrage ETF (MARB)
Financial Highlights
For a share outstanding throughout each period

	Six Months Ended 1/31/2024 (Unaudited)	Year Ended July 31,			Period Ended 7/31/2020 (a)
		2023	2022	2021
Net asset value, beginning of period	$20.00	$20.01	$19.55	$19.46	$20.01
Income from investment operations:
Net investment income (loss)	0.12 (b)	0.23 (b)	(0.24) (b)	(0.26)	(0.07)
Net realized and unrealized gain (loss)	0.03	0.01 (c)	0.70	0.35	(0.48)
Total from investment operations	0.15	0.24	0.46	0.09	(0.55)
Distributions paid to shareholders from:
Net investment income	(0.40)	(0.15)	—	—	—
Net realized gain	—	(0.10)	—	—	—
Total distributions	(0.40)	(0.25)	—	—	—
Net asset value, end of period	$19.75	$20.00	$20.01	$19.55	$19.46
Total return (d)	0.70%	1.17%	2.35%	0.46%	(2.75)%

Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,293	$68,995	$44,031	$10,752	$12,649
Ratio of total expenses to average net assets	1.68% (e)	1.80%	1.87%	2.23%	2.30% (e)
Ratio of total expenses to average net assets excluding dividend expense and margin interest expense	1.25% (e)	1.25%	1.25%	1.25%	1.25% (e)
Ratio of net investment income (loss) to average net assets	1.21% (e)	1.17%	(1.23)%	(1.15)%	(1.71)% (e)
Portfolio turnover rate (f)	171%	367%	246%	280%	137%

(a)	Inception date is February 4, 2020, which is consistent with the commencement of investment operations and is the date the initial creation units were established.
(b)	Based on average shares outstanding.
(c)
The per share amount does not correlate with the aggregate realized and unrealized gain (loss) due to the timing of the Fund share sales and repurchases in relation to market value fluctuation of the underlying investments.

(d)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(e)	Annualized.
(f)
Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

See Notes to Financial Statements

Notes to Financial Statements
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
1. Organization
First Trust Exchange-Traded Fund III (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Trust currently consists of seventeen funds that are offering shares. This report covers the First Trust Merger Arbitrage ETF (the “Fund”), a non-diversified series of the Trust, which trades under the ticker “MARB” on NYSE Arca, Inc. The Fund represents a separate series of shares of beneficial interest in the Trust. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares known as “Creation Units.”
The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek to provide investors with capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by establishing long and short positions in the equity securities of companies that are involved in a publicly-announced significant corporate event, such as a merger or acquisition. The Fund’s portfolio may include equity securities issued by U.S. and non-U.S. companies, including American Depositary Receipts, and derivatives, including total return swaps. The Fund may invest in securities issued by small, mid and large capitalization issuers.
2. Significant Accounting Policies
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
A. Portfolio Valuation
The Fund’s NAV is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. The Fund’s NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent readily available market quotations such as last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures approved by the Trust’s Board of Trustees, and in accordance with provisions of the 1940 Act and rules thereunder. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq, Inc. (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the primary exchange for such securities.
Shares of open-end funds are valued based on NAV per share.
Equity securities traded in an over-the-counter market are valued at the close price or the last trade price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Advisor’s Pricing Committee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
 1)
the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price;
 2)
the type of security;
 3)
the size of the holding;
 4)
the initial cost of the security;
 5)
transactions in comparable securities;
 6)
price quotes from dealers and/or third-party pricing services;
 7)
relationships among various securities;
 8)
information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
 9)
an analysis of the issuer’s financial statements;
10)
the existence of merger proposals or tender offers that might affect the value of the security; and
11)
other relevant factors.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•  Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•  Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o  Quoted prices for similar investments in active markets.
o  Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o  Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o  Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•  Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of January 31, 2024, is included with the Fund’s Portfolio of Investments.
B. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded daily on the accrual basis.
Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) may be comprised of return of capital, capital gains, and income. The actual character of the amounts received during the year are not known until after the REITs’ fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
C. Short Sales
Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold by the Fund, but are not currently owned in the Fund’s portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is affected by the Fund purchasing the security sold short and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund’s portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund.
The Fund has established an account with BNP Paribas Prime Brokerage International, Ltd. for the purpose of borrowing securities that the Fund intends to sell short. The Fund is charged interest on debit margin balances at a rate equal to the Overnight Bank Funding Rate plus 85 basis points. With regard to securities held short, the Fund is credited a rebate equal to the market value of its short positions at a rate equal to the Overnight Bank Funding Rate less 35 basis points. This rebate rate applies to easy to borrow securities. Securities that are hard to borrow may earn a rebate that is less than the foregoing or may be subject to a premium charge on a security by security basis. The different rebate rate is determined at the time of a short sale request. For the six months ended January 31, 2024, the Fund had margin interest rebate of $140,363 as shown on the Statement of Operations. Restricted cash in the amount of $4,194,506, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of January 31, 2024.
D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually. The Fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Distributions from net investment income and realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.
The tax character of distributions paid during the fiscal year ended July 31, 2023 was as follows:

Distributions paid from:
Ordinary income	$1,115,075
Capital gains	—
Return of capital	—
As of July 31, 2023, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed ordinary income	$832,373
Accumulated capital and other gain (loss)	—
Net unrealized appreciation (depreciation)	(1,065,182)
E. Income Taxes
The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund’s taxable income exceeds the distributions from such taxable income for the calendar year.

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable period ended 2020 and taxable years ended 2021, 2022, and 2023 remain open to federal and state audit. As of January 31, 2024, management has evaluated the application of these standards to the Fund and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.
The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At July 31, 2023, for federal income tax purposes, the Fund had no capital loss carryforwards available to offset future capital gains.
During the fiscal year ended July 31, 2023, the Fund utilized $49,480 of capital loss carryforwards.
As of January 31, 2024, the aggregate cost, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) on investments (including short positions and derivatives, if any) for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$47,308,049	$1,005,498	$(975,292)	$30,206
F. Expenses
Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (see Note 3).
3. Investment Advisory Fee, Affiliated Transactions and Other Fee Arrangements
First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in the Fund’s portfolio, managing the Fund’s business affairs and providing certain administrative services necessary for the management of the Fund.
Pursuant to an investment management agreement between First Trust and the Trust, on behalf of the Fund (the “Investment Management Agreement”), First Trust oversees First Trust Capital Management L.P.’s (“First Trust Capital Management” or the “Sub-Advisor”) management of the Fund’s assets. First Trust Capital Management receives a sub-advisory fee equal to 0.625% of the average daily net assets of the Fund less the amount of Fund Expenses owed by the Sub-Advisor. During any period in which the Advisor’s management fee is reduced in accordance with the breakpoints described below, the investment sub-advisory fee will be reduced to reflect the reduction in First Trust’s management fee. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, if any, brokerage commissions and other expenses connected with the execution of portfolio transactions, expenses associated with short sales transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. Prior to October 16, 2023, First Trust also provided fund reporting services to the Fund for a flat annual fee in the amount of $9,250 per Fund, which was covered under the annual unitary management fee. The annual unitary management fee payable by the Fund to First Trust for these services will be reduced at certain levels of the Fund’s net assets (“breakpoints”) and calculated pursuant to the following schedule:

Breakpoints
Fund net assets up to and including $2.5 billion	1.25000%
Fund net assets greater than $2.5 billion up to and including $5 billion	1.21875%
Fund net assets greater than $5 billion up to and including $7.5 billion	1.18750%
Fund net assets greater than $7.5 billion up to and including $10 billion	1.15625%
Fund net assets greater than $10 billion	1.12500%

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
First Trust Capital Partners, LLC, an affiliate of First Trust, owns a 49.5% ownership interest in First Trust Capital Management through First Trust Capital Solutions L.P.
Effective October 16, 2023, the Trust has multiple service agreements with The Bank of New York Mellon (“BNYM”). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BNYM is responsible for custody of the Fund’s assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Fund. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Prior to October 16, 2023, the Trust had multiple service agreements with Brown Brothers Harriman & Co. (“BBH”). Under the service agreements, BBH performed custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH was responsible for custody of the Fund’s assets. As fund accountant and administrator, BBH was responsible for maintaining the books and records of the Fund’s securities and cash. As transfer agent, BBH was responsible for maintaining shareholder records for the Fund.
Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates (“Independent Trustees”) is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, a target outcome fund or an index fund.
Additionally, the Lead Independent Trustee and the Chairs of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairs rotate every three years. The officers and “Interested” Trustee receive no compensation from the Trust for acting in such capacities.
4. Purchases and Sales of Securities
For the six months ended January 31, 2024, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short, and in-kind transactions, were $63,294,733 and $69,986,345, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $11,486,611 and $7,650,981, respectively.
For the six months ended January 31, 2024, the cost of in-kind purchases and proceeds from in-kind sales were $1,422,182 and $7,526,891, respectively. The cost of in-kind purchases to cover short sales and the proceeds from in-kind sales were $0 and $0, respectively.
5. Creations, Redemptions and Transaction Fees
The Fund generally issues and redeems its shares in primary market transactions through a creation and redemption mechanism and does not sell or redeem individual shares. Instead, financial entities known as “Authorized Participants” have contractual arrangements with the Fund or one of the Fund’s service providers to purchase and redeem Fund shares directly with the Fund in Creation Units. Prior to the start of trading on every business day, the Fund publishes through the National Securities Clearing Corporation the “basket” of securities, cash or other assets that it will accept in exchange for a Creation Unit of the Fund’s shares. An Authorized Participant that wishes to effectuate a creation of the Fund’s shares deposits with the Fund the “basket” of securities, cash or other assets identified by the Fund that day, and then receives the Creation Unit of the Fund’s shares in return for those assets. After purchasing a Creation Unit, the Authorized Participant may continue to hold the Fund’s shares or sell them in the secondary market. The redemption process is the reverse of the purchase process: the Authorized Participant redeems a Creation Unit of the Fund’s shares for a basket of securities, cash or other assets. The combination of the creation and redemption process with secondary market trading in the Fund’s shares and underlying securities provides arbitrage opportunities that are designed to help keep the market price of the Fund’s shares at or close to the NAV per share of the Fund.
The Fund imposes fees in connection with the purchase of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share of the Fund times the number of

Notes to Financial Statements (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
shares in a Creation Unit, plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the creation basket.
The Fund also imposes fees in connection with the redemption of Creation Units. These fees may vary based upon various fact-based circumstances, including, but not limited to, the composition of the securities included in the Creation Unit or the countries in which the transactions are settled. The price received for each Creation Unit will equal the daily NAV per share of the Fund times the number of shares in a Creation Unit, minus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees, stamp taxes and part or all of the spread between the expected bid and offer side of the market related to the securities comprising the redemption basket. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit may also be assessed an amount to cover the cost of such services. The redemption fee charged by the Fund will comply with Rule 22c-2 of the 1940 Act which limits redemption fees to no more than 2% of the value of the shares redeemed.
6. Distribution Plan
The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. (“FTP”), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.
No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before November 30, 2024.
7. Indemnification
The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust’s maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

Additional Information
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
Proxy Voting Policies and Procedures
A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund’s website at www.ftportfolios.com; and (3) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.
Portfolio Holdings
The Fund files portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be publicly available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in the semi-annual and annual reports to shareholders, respectively, and is filed with the SEC on Form N-CSR. The semi-annual and annual report for the Fund is available to investors within 60 days after the period to which it relates. The Fund’s Forms N-PORT and Forms N-CSR are available on the SEC’s website listed above.
Risk Considerations
Risks are inherent in all investing. Certain general risks that may be applicable to a Fund are identified below, but not all of the material risks relevant to each Fund are included in this report and not all of the risks below apply to each Fund. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information and other regulatory filings. Before investing, you should consider each Fund’s investment objective, risks, charges and expenses, and read each Fund’s prospectus and statement of additional information carefully. You can download each Fund’s prospectus at www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about each Fund.
Concentration Risk. To the extent that a fund is able to invest a significant percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the fund’s investments more than if the fund were more broadly diversified. A fund that tracks an index will be concentrated to the extent the fund’s corresponding index is concentrated. A concentration makes a fund more susceptible to any single occurrence and may subject the fund to greater market risk than a fund that is more broadly diversified.
Credit Risk. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability to make such payments.
Cyber Security Risk. The funds are susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause a fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. In addition, cyber security breaches of a fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the fund invests, can also subject a fund to many of the same risks associated with direct cyber security breaches.
Defined Outcome Funds Risk. To the extent a fund’s investment strategy is designed to deliver returns tied to the price performance of an underlying ETF, an investor may not realize the returns the fund seeks to achieve if that investor does not hold shares for the entire target outcome period. In the event an investor purchases shares after the first day of the target outcome period or sells shares prior to the end of the target outcome period, the buffer that the fund seeks to provide against a decline in the value of the underlying ETF may not be available, the enhanced returns that the fund seeks to provide (if any) may not be available and the investor may not participate in a gain in the value of the underlying ETF up to the cap for the investor’s investment period. Additionally, the fund will not participate in gains of the underlying ETF above the cap and a shareholder may lose their entire investment. If the fund seeks enhanced returns, there are certain time periods when the value of the fund may fall faster than the value of the underlying ETF, and it is very unlikely that, on any given day during which the underlying ETF share price increases in value, the fund’s share price will increase at the same rate as the enhanced returns sought by the fund, which is designed for an entire target outcome period. Trading flexible exchange options involves risks different from, or possibly greater than, the risks associated with investing directly in securities, such as less liquidity and correlation and valuation risks. A fund may experience substantial downside from specific flexible exchange option positions and certain positions may expire worthless.

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
Derivatives Risk. To the extent a fund uses derivative instruments such as futures contracts, options contracts and swaps, the fund may experience losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivative. These risks are heightened when a fund’s portfolio managers use derivatives to enhance the fund’s return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the fund.
Equity Securities Risk. To the extent a fund invests in equity securities, the value of the fund’s shares will fluctuate with changes in the value of the equity securities. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.
ETF Risk. The shares of an ETF trade like common stock and represent an interest in a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs. Shares of an ETF trade on an exchange at market prices rather than net asset value, which may cause the shares to trade at a price greater than net asset value (premium) or less than net asset value (discount). In times of market stress, decisions by market makers to reduce or step away from their role of providing a market for an ETF’s shares, or decisions by an ETF’s authorized participants that they are unable or unwilling to proceed with creation and/or redemption orders of an ETF’s shares, could result in shares of the ETF trading at a discount to net asset value and in greater than normal intraday bid-ask spreads.
Fixed Income Securities Risk. To the extent a fund invests in fixed income securities, the fund will be subject to credit risk, income risk, interest rate risk, liquidity risk and prepayment risk. Income risk is the risk that income from a fund’s fixed income investments could decline during periods of falling interest rates. Interest rate risk is the risk that the value of a fund’s fixed income securities will decline because of rising interest rates. Liquidity risk is the risk that a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. Prepayment risk is the risk that the securities will be redeemed or prepaid by the issuer, resulting in lower interest payments received by the fund. In addition to these risks, high yield securities, or “junk” bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and the market for high yield securities is generally smaller and less liquid than that for investment grade securities.
Index or Model Constituent Risk. Certain funds may be a constituent of one or more indices or ETF models. As a result, such a fund may be included in one or more index-tracking exchange-traded funds or mutual funds. Being a component security of such a vehicle could greatly affect the trading activity involving a fund, the size of the fund and the market volatility of the fund. Inclusion in an index could increase demand for the fund and removal from an index could result in outsized selling activity in a relatively short period of time. As a result, a fund’s net asset value could be negatively impacted and the fund’s market price may be significantly below its net asset value during certain periods. In addition, index rebalances may potentially result in increased trading activity in a fund’s shares.
Index Provider Risk. To the extent a fund seeks to track an index, it is subject to Index Provider Risk. There is no assurance that the Index Provider will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. To correct any such error, the Index Provider may carry out an unscheduled rebalance or other modification of the Index constituents or weightings, which may increase the fund’s costs. The Index Provider does not provide any representation or warranty in relation to the quality, accuracy or completeness of data in the Index, and it does not guarantee that the Index will be calculated in accordance with its stated methodology. Losses or costs associated with any Index Provider errors generally will be borne by the fund and its shareholders.
Investment Companies Risk. To the extent a fund invests in the securities of other investment vehicles, the fund will incur additional fees and expenses that would not be present in a direct investment in those investment vehicles. Furthermore, the fund’s investment performance and risks are directly related to the investment performance and risks of the investment vehicles in which the fund invests.
LIBOR Risk. To the extent a fund invests in floating or variable rate obligations that use the London Interbank Offered Rate (“LIBOR”) as a reference interest rate, it is subject to LIBOR Risk. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, has ceased making LIBOR available as a reference rate over a phase-out period that began December 31, 2021.

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
There is no assurance that any alternative reference rate, including the Secured Overnight Financing Rate (“SOFR”) will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any potential effects of the transition away from LIBOR on the fund or on certain instruments in which the fund invests can be difficult to ascertain, and they may vary depending on a variety of factors, and they could result in losses to the fund.
Management Risk. To the extent that a fund is actively managed, it is subject to management risk. In managing an actively-managed fund’s investment portfolio, the fund’s portfolio managers will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that a fund will meet its investment objective.
Market Risk. Market risk is the risk that a particular security, or shares of a fund in general, may fall in value. Securities held by a fund, as well as shares of a fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of a fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on a fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. In February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility within the markets in Russia, Europe, and the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain fund investments as well as fund performance. The COVID-19 global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets. While the U.S. has resumed “reasonably” normal business activity, many countries continue to impose lockdown measures. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. These events also adversely affect the prices and liquidity of a fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of a fund’s shares and result in increased market volatility. During any such events, a fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on a fund’s shares may widen.
Non-U.S. Securities Risk. To the extent a fund invests in non-U.S. securities, it is subject to additional risks not associated with securities of domestic issuers. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to: possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; capital controls; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; the imposition of sanctions by foreign governments; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. Investments in non-U.S. securities may involve higher costs than investments in U.S. securities, including higher transaction and custody costs, as well as additional taxes imposed by non-U.S. governments. These risks may be heightened for securities of companies located, or with significant operations, in emerging market countries.
Operational Risk. Each fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of a fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect a fund’s ability to meet its investment objective. Although the funds and the funds’ investment advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.
Passive Investment Risk. To the extent a fund seeks to track an index, the fund will invest in the securities included in, or representative of, the index regardless of their investment merit. A fund generally will not attempt to take defensive positions in declining markets.
Preferred Securities Risk. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company’s capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer

Additional Information (Continued)
First Trust Merger Arbitrage ETF (MARB)
January 31, 2024 (Unaudited)
payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.
Valuation Risk. The valuation of certain securities may carry more risk than that of common stock. Uncertainties in the conditions of the financial markets, unreliable reference data, lack of transparency and inconsistency of valuation models and processes may lead to inaccurate asset pricing. A fund may hold investments in sizes smaller than institutionally sized round lot positions (sometimes referred to as odd lots). However, third-party pricing services generally provide evaluations on the basis of institutionally-sized round lots. If a fund sells certain of its investments in an odd lot transaction, the sale price may be less than the value at which such securities have been held by the fund. Odd lots often trade at lower prices than institutional round lots. There is no assurance that the fund will be able to sell a portfolio security at the price established by the pricing service, which could result in a loss to the fund.
NOT FDIC INSURED  NOT BANK GUARANTEED  MAY LOSE VALUE

First Trust Exchange-Traded Fund III
INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187
INVESTMENT SUB-ADVISOR
First Trust Capital Management L.P.
225 West Wacker Drive, Suite 2100
Chicago, IL 60606
ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
LEGAL COUNSEL
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

(b)       Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or this Item.

Item 11. Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).
(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.
(b)	Not applicable.

Item [18.]. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 14. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Exchange-Traded Fund III
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	April 8, 2024
By (Signature and Title)*	/s/ Derek D. Maltbie
Derek D. Maltbie, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	April 8, 2024

* Print the name and title of each signing officer under his or her signature.